                           File Nos. 2-91369 811-04041


     As filed with the Securities and Exchange Commission on April 29, 2002


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                         Pre-Effective Amendment No. / /


                       Post-Effective Amendment No. 29 /X/


                                       and

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 / /


                             Amendment No. 30  /X/


                        (Check appropriate box or boxes)

                      ------------------------------------

                           GE INVESTMENTS FUNDS, INC.
                               3003 Summer Street
                           Stamford, Connecticut 06905
                                 (203) 326-4040
             (Registrant's Exact Name, Address and Telephone Number)

                      ------------------------------------

                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                        GE Asset Management Incorporated
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)

                                    Copy to:
                            David S. Goldstein, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                            Washington, DC 20004-2404

It Is Proposed That this Filing Will Become Effective (check appropriate box)

/ /  Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

/X/  on May 1, 2002 Pursuant to Paragraph (b) of Rule 485

/ / 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485 / / on (Date) Pursuant to Paragraph (a)(1) of Rule 485
/ / 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485 / / on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a \ previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common stock

PROSPECTUS

MAY 1, 2002

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GE INVESTMENTS
FUNDS, INC.

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EQUITY FUNDS
U.S. Equity Fund
S&P 500 Index Fund
Premier Growth Equity Fund
Value Equity Fund
Mid-Cap Value Equity Fund
Small-Cap Value Equity Fund
International Equity Fund
Europe Equity Fund
Emerging Markets Fund

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INCOME FUNDS
Income Fund
Global Income Fund

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ASSET ALLOCATION FUNDS
Total Return Fund

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MONEY MARKET FUNDS
Money Market Fund

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OTHER FUNDS
Real Estate Securities Fund

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Like all mutual funds, the Funds' shares have not
been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[GE LOGO]
WE BRING GOOD THINGS TO LIFE

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CONTENTS

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GE INVESTMENTS
FUNDS, INC.
PROSPECTUS


EQUITY FUNDS                      3
-----------------------------------
U.S. Equity Fund                  4
-----------------------------------
S&P 500 Index Fund                6
-----------------------------------
Premier Growth Equity Fund        8
-----------------------------------
Value Equity Fund                10
-----------------------------------
Mid-Cap Value Equity Fund        12
-----------------------------------
Small-Cap Value Equity Fund      14
-----------------------------------
International Equity Fund        16
-----------------------------------
Europe Equity Fund               18
-----------------------------------
Emerging Markets Fund            20
-----------------------------------

INCOME FUNDS                     21
-----------------------------------
Income Fund                      22
-----------------------------------
Global Income Fund               24
-----------------------------------

ASSET ALLOCATION FUNDS           27
-----------------------------------
Total Return Fund                28
-----------------------------------

MONEY MARKET FUNDS               31
-----------------------------------
Money Market Fund                32
-----------------------------------

OTHER FUNDS                      35
-----------------------------------
Real Estate Securities Fund      36
-----------------------------------

MORE ON STRATEGIES AND RISKS     38
-----------------------------------
Important Definitions            38
-----------------------------------
More on Investment Strategies    41
-----------------------------------
More on Risks                    46
-----------------------------------
Other Risk Considerations        49
-----------------------------------

ABOUT THE INVESTMENT ADVISER     50
-----------------------------------
Investment Adviser and
-----------------------------------
  Administrator                  50
-----------------------------------
About the Portfolio Managers     51
-----------------------------------
About the Sub-Advisers           52
-----------------------------------

PURCHASE AND REDEMPTION
  OF SHARES                      56
-----------------------------------

DIVIDENDS, CAPITAL GAINS
  AND OTHER TAX INFORMATION      58
-----------------------------------

CALCULATING SHARE VALUE          59
-----------------------------------

FINANCIAL HIGHLIGHTS             60
-----------------------------------



Additional information regarding the GE Investments Funds, Inc. (each a "Fund" and collectively the "Funds") is contained in the Statement of Additional Information ("SAI") dated May 1, 2002, which is incorporated by reference into (legally forms a part of) this Prospectus.


Shares of the Funds are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies, some of which may be affiliated persons of the Funds.

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2

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                     [This page intentionally left blank.]

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

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EQUITY FUNDS                                                    GE INVESTMENTS 3
                                                                   FUNDS, INC.
                                                                    PROSPECTUS

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE INVESTMENTS EQUITY FUND?


GE Investments Equity Funds may be appropriate to support your variable contract if you:


- have a long-term investment goal
- are willing to accept higher short-term risk for potential long-term returns


- want to diversify a portfolio composed mostly of other types of investments

GE Investments Equity Funds may not be appropriate to support your variable contract if you want:


- to avoid potentially significant changes in the value of your investment
- a stable return on your investment


Equity funds generally invest in equity securities. EQUITY SECURITIES may include common stocks, preferred securities, depositary receipts, CONVERTIBLE SECURITIES and RIGHTS and WARRANTS of U.S. and foreign companies. Stocks represent an ownership interest in a corporation. Equity funds have more potential for capital growth than other funds, but they have greater risk.


[SIDENOTE]

AN INVESTMENT IN A GE INVESTMENTS EQUITY FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A GE INVESTMENTS EQUITY FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4  GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
U.S. EQUITY FUND

THE STRATEGY


The U.S. Equity Fund invests primarily in EQUITY SECURITIES of U.S. companies. The portfolio managers use a Multi-Style(R) investment strategy that combines GROWTH and VALUE investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500(R) Composite Stock Index (S&P 500 Index), including capital appreciation and income potential. Stock selection is key to the performance of the Fund.


Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:
- attractive valuations
- financial strength
- high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (MID-CAP COMPANY RISK). To the extent that the portfolio managers invest in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               5

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.89% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -12.34% for the quarter ended September 30, 2001. The Fund's year-to-date return was 1.83% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 INDEX. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1996            22%
1997            32%
1998            23%
1999            20%
2000            -1%
2001            -8%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                SINCE
                          1 YEAR    5 YEARS   INCEPTION*
                          ------    -------   ----------
U.S. Equity Fund         -8.47%      12.16%       16.60%
S&P 500 Index**         -11.91%      10.69%       15.92%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


*Inception date (commencement of investment operations): January 3, 1995; S&P 500 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6  GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
S&P 500 INDEX FUND

THE STRATEGY


The S&P 500 Index Fund invests primarily in EQUITY SECURITIES of companies contained in the Standard & Poor's(R) 500 Composite Stock Index (S&P 500 Index).* The portfolio manager seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between its total return and that of the S&P 500 Index of at least .95, without taking expenses into account.

The portfolio manager uses a passive management approach to select a representative group of stocks within the S&P 500 Index. The portfolio manager also may use statistical selection to determine which securities within the S&P 500 Index to purchase or sell for the Fund. The Fund generally will hold all the securities that comprise the S&P 500 Index, and, in some cases, the Fund's weightings in particular industry segments represented in the S&P 500 Index may differ significantly from those of the S&P 500 Index.


The Fund also may invest to a lesser extent in DEBT SECURITIES, FOREIGN SECURITIES and other securities that are not in the S&P 500 Index. Except for DEBT SECURITIES, which are used to manage cash flows, all securities held by the Fund are acquired to fulfill its investment objective. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK and the risk that the Fund's return may not correlate exactly with that of the S&P 500 Index. To the extent that the portfolio manager invests in FOREIGN SECURITIES and DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for additional disclaimers and liabilities regarding Standard & Poor's.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
GROWTH OF CAPITAL AND ACCUMULATION OF INCOME THAT CORRESPONDS TO THE INVESTMENT RETURN OF THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.24% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -14.78% for the quarter ended September 30, 2001. The Fund's year-to-date return was 0.19% as of March 31, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 INDEX. The table presents Fund returns net of Fund expenses and assumes that you redeem your investment in the Fund at the end of each period.

[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1992             8%
1993            15%
1994             0%
1995            36%
1996            25%
1997            30%
1998            28%
1999            21%
2000            -9%
2001           -12%

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                         1 YEAR     5 YEARS      10 YEARS
                         ------     -------      --------
S&P 500 Index Fund      -12.27%       9.88%       12.90%
S&P 500 Index**         -11.91%      10.69%       12.94%



Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

**The returns of the S&P 500 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8  GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
PREMIER GROWTH EQUITY FUND

THE STRATEGY

The Premier Growth Equity Fund invests primarily in a limited number of EQUITY SECURITIES of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify stocks of companies with characteristics such as:
- above-average annual growth rates
- financial strength
- leadership in their respective industries
- high quality management focused on generating shareholder value

The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS


The principal risks of investing in the Fund are DIVERSIFICATION RISK, STOCK MARKET RISK and STYLE RISK (GROWTH INVESTING RISK and MID-CAP COMPANY RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES OR DEBT securities, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME RATHER THAN CURRENT INCOME.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 23.96% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -15.84% for the quarter ended September 30, 2001. The Fund's year-to-date return was 1.98% as of March 31, 2002.


The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P 500 INDEX. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.

[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1998            37%
1999            36%
2000            -5%
2001            -9%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                 SINCE
                              1 YEAR           INCEPTION*
                              ------           ----------
Premier Growth Equity Fund    -9.14%             13.27%
S&P 500 Index**              -11.91%              5.98%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations): December 12, 1997; S&P 500 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the S&P 500 Index Fund do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
VALUE EQUITY FUND

THE STRATEGY


The Value Equity Fund invests primarily in EQUITY SECURITIES of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects. The portfolio manager employs a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other value investing approaches that focus on low stock prices and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. Stock selection is key to the performance of the Fund.


The portfolio manager seeks to identify securities of companies with characteristics such as:
- low prices in relation to their peers and the overall market
- the potential for long-term earnings growth
- above average dividend yields
- expectation of income in future periods
- strong management
- financial strength
- attractive upside potential and limited downside risk


- a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management


The Fund also may invest to a lesser extent in FOREIGN SECURITIES and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK, and STYLE RISK (VALUE INVESTING RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------


FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 8.38% for the quarter ended December 31, 2001. The Fund's lowest return for a quarter was -11.44% for the quarter ended September 30, 2001. The Fund's year-to-date return was 3.11% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the RUSSELL 1000 VALUE INDEX. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------


CALENDAR YEAR TOTAL RETURNS


2001         -9%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                 SINCE
                               1 YEAR          INCEPTION*
                               ------          ----------
Value Equity Fund             -8.75%             -5.43%
Russell 1000 Value Index**    -5.63%              0.99%



Both the bar chart and table assume reinvestment of dividends and distributions. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): April 28, 2000; Russell 1000 Value Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the Russell 1000 Value Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]


ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND

THE STRATEGY


The Mid-Cap Value Equity Fund (formerly named the Value Equity Fund) invests primarily in EQUITY SECURITIES of mid-cap companies that the portfolio manager believes are undervalued by the market and have above-average growth potential. The Fund defines a mid-cap company as one with a capitalization within the capitalization range of the Standard and Poor's(R) MidCap 400 Index (S&P MidCap Index) or $13 billion in market capitalization, whichever of the two is higher. As of December 31, 2001, the market capitalization of companies in the S&P MidCap Index ranged from $225 million to $10.5 billion. The portfolio manager will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the S&P MidCap Index. Stock selection is key to the performance of the Fund.

The portfolio manager also invests in companies that are considered "special situation companies" where due to management turnaround, corporate or asset restructuring or significantly undervalued assets, their securities may not have performed well in the recent past, but appear to have potential for significant future earnings growth.


The Fund is value-oriented and seeks to identify undervalued companies where a catalyst exists to recognize value or improve a company's profitability. Examples of these catalysts are:
- new management
- industry consolidation
- company restructuring
- change in the company's fundamentals


The Fund also may invest to a lesser extent in FOREIGN SECURITIES, and DEBT SECURITIES. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (VALUE INVESTING RISK and MID-CAP COMPANY RISK). To the extent that the portfolio manager invests in FOREIGN SECURITIES, DEBT SECURITIES or initial public offerings of EQUITY SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and INITIAL PUBLIC OFFERING RISK.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 15.90% for the quarter ended June 30, 1999. The Fund's lowest return for a quarter was -17.15% for the quarter ended September 30, 1998. The Fund's year-to-date return was 7.92% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the STANDARD & POORS 400/BARRA VALUE INDEX (S&P VALUE INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1998             7%
1999            17%
2000             8%
2001             0%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                 SINCE
                               1 YEAR          INCEPTION*
                               ------          ----------
Mid-Cap Value Equity Fund      0.33%             13.43%
S&P Value Index**              6.92%             15.10%



Both the bar chart and table assume reinvestment of dividends and distributions. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): May 1, 1997; S&P Value Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the S&P Value Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
SMALL-CAP VALUE EQUITY FUND

THE STRATEGY


The Small-Cap Value Equity Fund invests primarily in EQUITY SECURITIES of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic problems. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000(R) Index (Russell 2000 Index). As of December 31, 2001 the market capitalization of companies in the index ranged from $4.1 million to $2.3 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify securities of companies with characteristics such as:
- high quality management
- attractive products or services
- appropriate capital structure
- strong competitive positions in their industries
- management focused on generating shareholder value

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, DEBT SECURITIES and FOREIGN SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK and STYLE RISK (VALUE INVESTING RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio managers invest in FOREIGN SECURITIES, DEBT SECURITIES, or initial public offerings of EQUITY SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK and INITIAL PUBLIC OFFERINGS RISK.

If you would like additional information regarding the Fund's investment strategies, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.


[SIDENOTE]

INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 13.91% for the quarter ended December 31, 2001. The Fund's lowest return for a quarter was -9.11% for the quarter ended September 30, 2001. The Fund's year-to-date return was 2.75% as of March 31, 2002.

The following table illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the RUSSELL 2000 INDEX. The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

2001    10%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(AS OF DECEMBER 31, 2001)



                                                 SINCE
                               1 YEAR          INCEPTION*
                               ------          ----------
Small-Cap Value
  Equity Fund                  9.97%             13.97%
Russell 2000 Index**           2.55%             -0.62%


Both the bar chart and table assume reinvestment of dividends and distributions.


The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* Inception date (commencement of investment operations): April 20, 2000; Russell 2000 Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the Russell 2000 Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

THE STRATEGY


The International Equity Fund invests primarily in EQUITY SECURITIES of companies in developed and developing countries other than the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries. Stock selection is key to the performance of the Fund.


The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity


The Fund also may invest to a lesser extent in DEBT SECURITIES and may invest in securities of companies located in the United States. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, STYLE RISK (GROWTH INVESTING RISK AND MID-CAP COMPANY RISK) and EMERGING MARKETS RISK. To the extent that the portfolio managers invest in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.

If you would like additional information regarding the investment strategies and risks associated with this Fund, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              17
--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 21.44% for the quarter ended December 31, 1999. The Fund's lowest return for a quarter was -17.55% for the quarter ended September 30, 1998. The Fund's year-to-date return was 0.00% as of March 31, 2002.

The following table illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALASIA FAR EAST INDEX (MSCI EAFE INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1996            10%
1997            10%
1998            17%
1999            30%
2000           -13%
2001           -21%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                        SINCE
                              1 YEAR      5 YEARS     INCEPTION*
International Equity Fund     -20.86%      3.10%        4.79%
MSCI EAFE Index**             -21.61%      0.85%        2.30%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations): May 1, 1995; MSCI EAFE Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the MSCI EAFE Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS
--------------------------------------------------------------------------------
EUROPE EQUITY FUNDS

THE STRATEGY


The Europe Equity Fund invests primarily in EQUITY SECURITIES of issuers located in developed European countries. The portfolio manager focuses on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of growth companies with characteristics such as:


- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity


The Fund also may invest to a lesser extent in securities of companies representing European emerging market countries, developed or emerging countries outside of Europe (including the United States) and DEBT SECURITIES. European emerging market countries include the Czech Republic, Poland, Hungary, Turkey, Russia and other former republics of the Soviet Union. The portfolio manager may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK and STYLE RISK (GROWTH INVESTING RISK, MID-CAP COMPANY RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio manager invests in securities of emerging market countries and DEBT SECURITIES, the Fund would be subject to EMERGING MARKETS RISK, INTEREST RATE RISK and CREDIT RISK.


Because the Fund targets a single region, investors should expect the Fund to be more volatile than a more geographically diversified equity fund. Fund performance is closely tied to economic and political conditions within Europe.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND BACKGROUND

No performance figures are shown because the Fund has no operating history as of the date of this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------
Developed
European
countries
currently include:
AUSTRIA
BELGIUM
DENMARK
FINLAND
FRANCE
GERMANY
GREECE
IRELAND
ITALY
LUXEMBOURG
THE NETHERLANDS
NORWAY
PORTUGAL
SPAIN
SWEDEN
SWITZERLAND
UNITED KINGDOM

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------


                      [This page intentionally left blank.]


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20 GE INVESTMENTS
   FUNDS, INC.
   PROSPECTUS
   EQUITY FUNDS

--------------------------------------------------------------------------------
EMERGING MARKETS FUND

THE STRATEGY


The Emerging Markets Fund invests primarily in EQUITY SECURITIES of issuers located in emerging market countries. The portfolio managers focus on companies that are expected to grow faster than relevant markets and whose security price does not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in FOREIGN SECURITIES of companies representing at least three different countries.

The portfolio managers evaluate the emerging market countries in which they invest based on certain factors, including investment restrictions, tax barriers, local market cycles, economic outlook for growth, currency exchange rates and the political environment.


The portfolio managers consider the following factors in determining whether an issuer is located in an emerging market country: country of organization, primary securities trading market, location of assets, or country where the issuer derives at least half of its revenues and profits.


An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Free Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.


The portfolio managers seek to identify securities of growth companies with characteristics such as:
- low prices relative to their long-term cash earnings potential
- potential for significant improvement in the company's business
- financial strength
- sufficient liquidity

The Fund may also invest to a lesser extent in securities of companies located in countries other than emerging market countries (including the United States) and DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS


The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, EMERGING MARKETS RISK and STYLE RISK (GROWTH INVESTING RISK and SMALL-CAP COMPANY RISK). To the extent that the portfolio managers invest in DEBT SECURITIES, the Fund would be subject to INTEREST RATE RISK and CREDIT RISK.


If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

--------------------------------------------------------------------------------
FUND BACKGROUND

No performance figures are shown because the Fund has no operating history as of the date of this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:
LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INCOME                                                        GE INVESTMENT   21
FUNDS                                                         FUNDS, INC.
                                                              PROSPECTUS

--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN A GE INVESTMENTS INCOME FUND?

The GE Investments Income Funds may be appropriate to support your variable contract if you:
- seek an investment derived from income bearing securities
- seek lower potential volatility than equity funds over the long term
- want to diversify a portfolio composed mostly of equity funds

The GE Investments Income Funds may not be appropriate to support your variable contract if you want:
- high potential capital appreciation


Income funds generally invest in debt securities. DEBT SECURITIES are bonds and other securities that are used by issuers to borrow money from investors. Holders of DEBT SECURITIES have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some DEBT SECURITIES, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.


[SIDENOTE]

AN INVESTMENT IN A GE INVESTMENTS INCOME FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A GE INVESTMENTS INCOME FUND IS SUBJECT TO RISK, INCLUDING POSSSIBLE LOSS OF PRINCIPAL INVESTED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22  GE INVESTMENT
    FUNDS, INC.
    PROSPECTUS
    INCOME FUNDS

--------------------------------------------------------------------------------
INCOME FUND

THE STRATEGY


The Income Fund invests primarily in a variety of INVESTMENT-GRADE DEBT SECURITIES, such as MORTGAGE-BACKED SECURITIES, CORPORATE BONDS, U.S. GOVERNMENT SECURITIES, and MONEY MARKET INSTRUMENTS. The Fund normally has a WEIGHTED AVERAGE MATURITY of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The portfolio managers seek to identify DEBT SECURITIES with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality


The Fund also may invest to a lesser extent in ASSET-BACKED SECURITIES, HIGH YIELD SECURITIES and FOREIGN DEBT SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Fund's investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs.

THE RISKS


The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK and PREPAYMENT RISK. To the extent that the portfolio managers invest in ASSET-BACKED SECURITIES, FOREIGN DEBT SECURITIES and HIGH YIELD SECURITIES, the Fund would be subject to ASSET-BACKED SECURITIES RISK, FOREIGN EXPOSURE RISK and HIGH YIELD SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.


If you would like additional information regarding the risks associated with this Fund, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT AND THE PRESERVATION OF CAPITAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              23

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 4.27% for the quarter ended September 30, 2001. The Fund's lowest return for a quarter was -2.03% for the quarter ended March 31, 1996. The Fund's year-to-date return was 0.08% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE BOND INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1996             3%
1997             9%
1998             8%
1999            -1%
2000            11%
2001             7%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                    SINCE
                           1 YEAR      5 YEARS    INCEPTION*
                           ------      -------    ----------
Income Fund                 7.43%       6.65%        7.51%
LB Aggregate Bond Index**   8.44%       7.43%        8.38%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations): January 3, 1995; LB Aggregate Bond Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

** The returns of the LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    INCOME FUNDS

--------------------------------------------------------------------------------
GLOBAL INCOME FUND

THE STRATEGY


The Global Income Fund invests in a combination of foreign and domestic DEBT SECURITIES, with an emphasis in FOREIGN DEBT SECURITIES. Under normal circumstances, the Fund's assets are invested in securities of companies or governments representing at least three different countries.


Particular types of securities in which the Fund invests include FOREIGN GOVERNMENT SECURITIES, foreign and domestic CORPORATE BONDS, U.S. GOVERNMENT SECURITIES, and MONEY MARKET INSTRUMENTS.

In selecting investments for the Fund, the portfolio manager considers such factors as:
- currency and interest rate trends
- the instrument's duration
- yield
- issuer credit quality
- prospects for capital appreciation


The Fund also may invest to a lesser extent in MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, certificates of deposit, bankers' acceptances or time deposits of U.S. and foreign banks having total assets of more than $1 billion, and EQUITY SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Global Income Fund is not "diversified" as defined by the Investment Company Act of 1940 ("1940 Act"). Therefore the Fund may invest a greater percentage of its assets in a particular issuer than diversified Funds making it subject to diversification risk. Nonetheless, the Fund is subject to diversification requirements arising under the federal tax laws and a limitation on concentration of investments in a single industry.

THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK, FOREIGN EXPOSURE RISK, DIVERSIFICATION RISK and EMERGING MARKETS RISK. To the extent that the portfolio managers invest in EQUITY SECURITIES, the Fund would be subject to STOCK MARKET RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES risk.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDE NOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: HIGH RETURN, EMPHASIZING CURRENT INCOME AND, TO A LESSER EXTENT, CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              25

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 7.34% for the quarter ended September 30, 1998. The Fund's lowest return for a quarter was -4.27% for the quarter ended March 31, 1999. The Fund's year-to-date return was -1.71% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (SALOMON WORLD BOND INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1998            13%
1999            -7%
2000            -1%
2001            -2%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                 SINCE
                              1 YEAR           INCEPTION*
                              ------           ----------
Global Income Fund            -1.68%              1.23%
Salomon World Bond Index**    -0.99%              3.44%


Both the bar chart and table assume reinvestment of dividends and distributions. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


* Inception date (commencement of investment operations): May 1, 1997; Salomon World Bond Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the Salomon World Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------

                   [This page intentionally left blank.]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET                                                          GE INVESTMENT  27
ALLOCATION                                                       FUNDS, INC.
FUNDS                                                             PROSPECTUS

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN A GE INVESTMENT ASSET ALLOCATION FUND?

The Total Return Fund may be appropriate to support your variable contract if you:
- seek an investment derived from both capital appreciation and current income
- want a single diversified investment

The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to seek total return by investing in a core portfolio that typically holds both EQUITY SECURITIES and DEBT SECURITIES. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity or Income Funds, the Total Return Fund offers the opportunity to pursue a total return strategy by investing in a single fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.

[SIDENOTE]


AN INVESTMENT IN A GE INVESTMENTS ASSET ALLOCATION FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE GE INVESTMENTS TOTAL RETURN FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED


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

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28  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    ASSET ALLOCATION FUNDS

--------------------------------------------------------------------------------
TOTAL RETURN FUND

THE STRATEGY

The Total Return Fund invests in a combination of EQUITY SECURITIES and INVESTMENT GRADE DEBT SECURITIES. The portfolio managers follow an asset allocation process established by GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. EQUITY SECURITIES, DEBT SECURITIES and FOREIGN SECURITIES based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify EQUITY SECURITIES of companies with characteristics such as:
- strong earnings growth
- attractive prices
- a presence in successful industries
- high quality management

The portfolio managers seek to identify DEBT SECURITIES with characteristics such as:
- attractive yields and prices
- the potential for capital appreciation
- reasonable credit quality

The portion of the Fund invested in DEBT SECURITIES normally has a WEIGHTED AVERAGE MATURITY of approximately five to ten years.

The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.


The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs.


THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK, MUNICIPAL SECURITIES RISK and PREPAYMENT RISK. To the extent the portfolio managers invest in HIGH YIELD SECURITIES, the Fund would be subject to HIGH YIELD SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: THE HIGHEST TOTAL RETURN, COMPOSED OF CURRENT INCOME AND CAPITAL APPRECIATION, AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              29

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 11.77% for the quarter ended December 31, 1998. The Fund's lowest return for a quarter was -7.06% for the quarter ended September 30, 2001. The Fund's year-to-date return was 0.83% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the S&P 500 INDEX and the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE BOND INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1992             7%
1993            14%
1994             3%
1995            28%
1996            11%
1997            18%
1998            17%
1999            13%
2000             5%
2001            -3%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                         1 YEAR      5 YEARS      10 YEARS
                         ------      -------      --------
Total Return Fund         -2.89%       9.78%       10.95%
S&P 500 Index**          -11.91%      10.69%       12.94%
LB Aggregate Bond Index**  8.44%       7.43%        7.23%


Both the bar chart and table assume reinvestment of dividends and distributions. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


**The returns of the S&P 500 Index and the LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE THE SAME FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30

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

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MONEY                                                         GE INVESTMENTS  31
MARKET FUNDS                                                     FUNDS, INC.
                                                                  PROSPECTUS

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST IN THE GE INVESTMENTS MONEY MARKET FUND?


A Money Market Fund may be appropriate to support your variable contract if you:
- want an investment derived from modest, but regular income compared with other investments


- are investing for a short period of time
- want a stable investment


A Money Market Fund may not be appropriate to support your variable contract if you:
- want an investment derived from a potentially higher rate of return


- want a long-term investment
- seek capital appreciation

MONEY MARKET FUNDS invest in short-term, high quality DEBT SECURITIES. They seek to provide stability of principal and regular income. The income provided by a money market fund varies with interest rate movements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    MONEY MARKET FUNDS

--------------------------------------------------------------------------------
MONEY MARKET FUND

THE STRATEGY

The Money Market Fund invests primarily in short-term, U.S. dollar-denominated MONEY MARKET INSTRUMENTS. The Fund's investments may include U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS, COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, VARIABLE RATE SECURITIES, ASSET-BACKED SECURITIES, FOREIGN DEBT SECURITIES, EURODOLLAR DEPOSITS and domestic and foreign BANK DEPOSITS.


The Fund invests consistent with industry standards governing security quality, maturity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with maturities of up to 13 months and limits the average maturity of the Fund's portfolio to 90 days or less. The Fund may invest more than 25% of its total assets in the banking industry. Changes in banking regulations or the economy can have a significant negative impact on the banking industry.


All of the Fund's assets are rated in the two highest short-term rating categories (or their unrated equivalents), and at least 95% of its assets are rated in the highest rating category (or its unrated equivalent) by a nationally recognized statistical rating organization. Additional information about the MONEY MARKET INSTRUMENTS in which the Fund may invest, including rating categories, is contained in the SAI.

THE RISKS

The principal risks of investing in the Fund are INTEREST RATE RISK, CREDIT RISK, ASSET-BACKED SECURITIES RISK and FOREIGN EXPOSURE RISK.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00.

If you would like additional information regarding the investment strategies and risks associated with this Fund, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              33

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 1.60% for the quarter ended December 31, 2000. The Fund's lowest return for a quarter was 0.51% for the quarter ended December 31, 1992. The Fund's year-to-date return was 0.40% as of March 31, 2002. The Fund's seven day current yield was 1.90% and the seven day effective yield was 1.91% as of March 31, 2002. "Effective yield" reflects the compounding effect of earnings on reinvested dividends.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the 90 DAY TREASURY BILL RATE (90 DAY T-BILL). The table presents Fund returns net of Fund expenses. It assumes that you redeemed your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1992             3%
1993             2%
1994             4%
1995             6%
1996             5%
1997             5%
1998             5%
1999             5%
2000             6%
2001             4%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                         1 YEAR     5 YEARS     10 YEARS
                         ------     -------     --------
Money Market Fund         3.99%       5.18%        4.62%
90 Day T-Bill**           3.45%       4.86%        4.60%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total returns would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. As with all mutual funds, past performance is not an indication of future performance.


**The returns of the 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTION

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER                                                        GE INVESTMENTS   35
FUNDS                                                        FUNDS, INC.
                                                             PROSPECTUS

--------------------------------------------------------------------------------


WHO MAY WANT TO INVEST IN THE GE INVESTMENTS REAL ESTATE SECURITIES FUND?


The Real Estate Securities Fund may be appropriate to support your variable contract if you:
- seek an investment derived from both current income and capital appreciation
- have a long-term investment goal

The Real Estate Securities Fund may not be an appropriate investment to support your variable contract if you:
- want any degree of market sector diversification in your investment
- are unwilling to accept potentially significant losses on your investment during periods (possibly extended periods) when real estate values or the fortunes of the real estate industry are in decline or depressed

The Real Estate Securities Fund is designed for investors who seek to allocate a portion of their variable contract investment to a fund that concentrates in investments in a wide range of EQUITY SECURITIES and DEBT SECURITIES of issuers in the real estate industry.


[SIDENOTE]


AN INVESTMENT IN THE GE INVESTMENTS REAL ESTATE SECURITIES FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. INVESTMENT IN THIS FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
36  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    OTHER FUNDS

--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND

THE STRATEGY

The Real Estate Securities Fund invests primarily in EQUITY SECURITIES and DEBT SECURITIES of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets -- real estate securities. The Fund does not invest directly in real estate.

The portfolio manager considers an issuer to be "principally engaged in" or "principally related to" the real estate industry if at least 50% of its assets (marked-to-market), gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs, mortgage REITs, real estate brokers and developers, companies that manage real estate and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund also may invest to a lesser extent in EQUITY SECURITIES and DEBT SECURITIES of issuers outside the real estate industry as well as FOREIGN SECURITIES. The Fund also may invest in HIGH YIELD SECURITIES. The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, CONCENTRATION RISK, REIT-SPECIFIC RISK and REAL ESTATE SECURITIES RISK. To the extent that the portfolio manager invests in FOREIGN SECURITIES or DEBT SECURITIES, the Fund would be subject to FOREIGN EXPOSURE RISK, INTEREST RATE RISK and CREDIT RISK. To the extent that the portfolio manager invests in HIGH YIELD SECURITIES, the Fund would be subject HIGH YIELD SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE. please refer to "More on Strategies and Risks" later in this Prospectus.

[SIDENOTE]

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: MAXIMUM TOTAL RETURN THROUGH CURRENT INCOME AND CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            37

--------------------------------------------------------------------------------
FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance and the Fund's returns relative to a common measure of performance.


The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 19.11% for the quarter ended December 31, 1996. The Fund's lowest return for a quarter was -10.17% for the quarter ended September 30, 1998. The Fund's year-to-date return was 5.82% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the returns of the WILSHIRE REAL ESTATE SECURITIES INDEX (WILSHIRE RES INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.


[CHART]

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS

1996            36%
1997            19%
1998           -18%
1999             0%
2000            33%
2001            12%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS


(AS OF DECEMBER 31, 2001)



                                                              SINCE
                                     1 YEAR      5 YEARS    INCEPTION*
                                     ------      -------    ----------
Real Estate Securities Fund          11.84%        7.79%      13.44%
Wilshire RES Index**                 10.33%        6.64%      12.19%


Both the bar chart and table assume reinvestment of dividends and distributions. If GE Asset Management had not reduced certain expenses during certain of the periods shown, the Fund's total return would have been lower. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.


*Inception date (commencement of investment operations): May 1, 1995; Wilshire RES Index returns are not available from the Fund's Inception date and therefore are calculated from the month end nearest the Fund's Inception date.

**The returns of the Wilshire RES Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.


[SIDENOTE]

ALL MUTUAL FUNDS USE A STANDARD FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38  GE INVESTMENTS                                             MORE ON
    FUNDS, INC.                                                STRATEGIES
    PROSPECTUS                                                 AND RISKS

--------------------------------------------------------------------------------
IMPORTANT DEFINITIONS

THIS SECTION DEFINES IMPORTANT TERMS THAT MAY BE UNFAMILIAR TO AN INVESTOR READING ABOUT THE FUNDS:

ASSET-BACKED SECURITIES represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

BANK DEPOSITS are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

CASH AND CASH EQUIVALENTS are highly liquid and highly rated instruments such as COMMERCIAL PAPER and BANK DEPOSITS.

CERTIFICATES OF DEPOSIT include short-term DEBT SECURITIES issued by banks.

COMMERCIAL PAPER includes short-term DEBT SECURITIES issued by banks, corporations and other borrowers.

CONVERTIBLE SECURITIES may be DEBT OR EQUITY SECURITIES that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

CORPORATE BONDS are DEBT SECURITIES issued by companies.

DEBT OBLIGATIONS OF SUPRANATIONAL AGENCIES are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).


DEBT SECURITIES are bonds and other securities that are used by issuers to borrow money from investors. Holders of DEBT SECURITIES have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some DEBT SECURITIES, such as ZERO COUPON OBLIGATIONS, are sold at a discount from their face values instead of paying interest.


DEPOSITARY RECEIPTS represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.


DERIVATIVE SECURITIES are securities whose values are based on other securities, currencies or indices and include futures contracts, options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, swaps, interest-only and principal-only DEBT SECURITIES, certain MORTGAGE-BACKED SECURITIES like collateralized mortgage obligations ("CMOs"), and STRUCTURED AND INDEXED SECURITIES.

DURATION represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.


EQUITY SECURITIES may include common stocks, PREFERRED SECURITIES, DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES and RIGHTS and WARRANTS of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

EURODOLLAR DEPOSITS are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.


FLOATING AND VARIABLE RATE INSTRUMENTS are securities with floating or variable rates of interest or dividend payments.


FOREIGN DEBT SECURITIES are issued by foreign corporations or governments. They may include the following:


- Eurodollar Bonds, which are dollar-denominated securities issued outside the United States by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions


- Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States.
- Securities denominated in currencies other than U.S. dollars


FOREIGN SECURITIES include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              39

--------------------------------------------------------------------------------

located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. FOREIGN SECURITIES may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of DEPOSITARY RECEIPTS.


FORWARD CURRENCY TRANSACTIONS involve agreements to exchange one currency for another at a future date.

FUTURES are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. OPTIONS ON FUTURES give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES are MORTGAGE-BACKED SECURITIES that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates.


GROWTH INVESTING involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valu-ation levels will be higher than those of value stocks and the market averages.

HIGH YIELD SECURITIES are DEBT SECURITIES, preferred stock and convertible bonds and convertible preferred stock of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.


INVESTMENT-GRADE DEBT SECURITIES are rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.


MATURITY represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.


MONEY MARKET INSTRUMENTS are short-term DEBT SECURITIES of the U.S. government, banks and corporations. The Funds may invest in money market instruments directly or through investments in the GEI Short-Term Investment Fund (Investment Fund).

MORTGAGE-BACKED SECURITIES include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are DERIVATIVE SECURITIES that are fully collateralized by a portfolio of mortgages.

MORTGAGE DOLLAR rolls are transactions involving the sale of a MORTGAGE-BACKED SECURITY with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

MUNICIPAL OBLIGATIONS are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) MUNICIPAL LEASES, which pay interest that is exempt from both regular federal income taxes and federal alternative minimum taxes; (ii) PARTICIPATION INTERESTS IN MUNICIPAL OBLIGATIONS, which are proportionate, undivided interests in MUNICIPAL OBLIGATIONS; (iii) MUNICIPAL OBLIGATION COMPONENTS, which are MUNICIPAL OBLIGATIONS that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total

--------------------------------------------------------------------------------

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40  GE FUNDS
    FUNDS PROSPECTUS
    MORE ON STRATEGIES
    AND RISKS

--------------------------------------------------------------------------------

interest payable); and (iv) CUSTODIAL RECEIPTS ON MUNICIPAL OBLIGATIONS, which evidence ownership of future interest payments, principal payments, or both, on certain MUNICIPAL OBLIGATIONS.


PREFERRED SECURITIES are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.


PURCHASING AND WRITING OPTIONS are permitted investment strategies for certain Funds. An option is the right to buy (I.E., a call) or sell (I.E., a put) securities or other interests for a predetermined price on or before a fixed date. An OPTION ON A SECURITIES INDEX represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An OPTION ON A FOREIGN CURRENCY represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.


REAL ESTATE INVESTMENT TRUSTS (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITS are generally classified as Equity REITs or Mortgage REITs or a combination of Equity or Mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

REPURCHASE AGREEMENTS (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.


RESTRICTED SECURITIES (which include Rule 144A Securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. ILLIQUID SECURITIES may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.


REVERSE REPURCHASE AGREEMENTS involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

RULE 144A SECURITIES are RESTRICTED SECURITIES that may be sold to certain institutional purchasers under Rule 144A.

SHORT SALES AGAINST THE BOX involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.


STRUCTURED AND INDEXED SECURITIES are securities whose prinicpal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.


U.S. GOVERNMENT SECURITIES are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

VALUE INVESTING involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.

VARIABLE RATE SECURITIES, which include FLOATING AND VARIABLE RATE INSTRUMENTS, carry interest rates that

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                                                                              41


fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.


VARIOUS INVESTMENT TECHNIQUES are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve DERIVATIVE SECURITIES and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund's portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that a Fund employs these techniques, the Fund would be subject to DERIVATIVE SECURITIES RISK.


WARRANTS are securities that are usually issued together with a bond or preferred stock, that permits the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

WEIGHTED AVERAGE MATURITY represents the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates an income fund's sensitivity to changes in interest rates. In general, the longer a fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

ZERO COUPON OBLIGATIONS pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.


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MORE ON INVESTMENT STRATEGIES


In addition to each Fund's principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus or in the SAI.

HOLDING CASH AND TEMPORARY DEFENSIVE POSITIONS: Under normal circumstances, each Fund may hold CASH and/or MONEY MARKET INSTRUMENTS (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold CASH AND CASH EQUIVALENTS and/or invest in MONEY MARKET INSTRUMENTS, or (ii) restrict the securities markets in which a Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. Each Fund, other than the Money Market Fund, may invest in MONEY MARKET INSTRUMENTS directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Fund.


To the extent that a Fund, other than the Money Market Fund, holds CASH or invests in MONEY MARKET INSTRUMENTS, it may not achieve its investment objective.


The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.


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42  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    MORE ON STRATEGIES
    AND RISKS
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         PURCHASING    PURCHASING
                                                            REVERSE        RESTRICTED AND   STRUCTURED   AND WRITING   AND WRITING
                                              REPURCHASE    REPURCHASE     ILLIQUID         AND INDEXED  SECURITIES    SECURITIES
                               BORROWING      AGREEMENTS    AGREEMENTS     SECURITIES       SECURITIES   OPTIONS       INDEX OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                 33 1/3%             Yes           Yes                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                   20%             Yes            No                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund       33 1/3%             Yes           Yes                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                33 1/3%             Yes           Yes                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund            10%             Yes            No                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund      33 1/3%             Yes           Yes                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund            10%             Yes            No                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund               33 1/3%             Yes           Yes                Yes           Yes          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund            33 1/3%             Yes           Yes                Yes            No          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                      33 1/3%             Yes           Yes                Yes           Yes          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Global Income Fund                   10%             Yes            No                Yes           Yes          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                    10%             Yes            No                Yes           Yes          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                    10%             Yes            No                Yes            No           No              No
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund          10%             Yes            No                Yes           Yes          Yes             Yes
------------------------------------------------------------------------------------------------------------------------------------

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                                                                              43

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
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        MAXIMUM        MAXIMUM        WHEN-ISSUED
                               FUTURES AND  FORWARD      OPTIONS     MAXIMUM            INVESTMENT     INVESTMENT     AND DELAYED
                               OPTIONS ON   CURRENCY     FOREIGN     INVESTMENTIN DEBT  IN HIGH YIELD  IN FOREIGN     DELIVERY
                               FUTURES      TRANSACTONS  CURRENCIES  SECURITIES         SECURITIES     SECURITIES     SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                       Yes          Yes         Yes                20%             5%        15%*             Yes
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                     Yes           No          No                20%           None         35%             Yes
---------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund             Yes           No          No                20%             5%        25%*             Yes
---------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                      Yes          Yes         Yes                20%             5%        25%*             Yes
---------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund              Yes           No          No                20%            15%         35%             Yes
---------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund             No           No          No                20%            10%        10%*             Yes
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund              Yes          Yes         Yes                20%             5%        100%             Yes
---------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                     Yes          Yes         Yes                20%            15%        100%             Yes
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                  Yes          Yes         Yes                20%   10% in BB or        100%             Yes
                                                                                          B by S&P or
                                                                                           Ba or B by
                                                                                           Moody's or
                                                                                           equivalent
---------------------------------------------------------------------------------------------------------------------------------
Income Fund                            Yes          Yes         Yes      100% (maximum   10% in BB or        35%*             Yes
                                                                            of 25% BBB    B by S&P or
                                                                         by S&P or Baa     Ba or B by
                                                                         by Moody's or     Moody's or
                                                                           equivalent)     equivalent
---------------------------------------------------------------------------------------------------------------------------------
Global Income Fund                     Yes          Yes         Yes               100%      25% in BB        100%             Yes
                                                                                         and B by S&P
                                                                                          or Ba and B
                                                                                          by Moody's,
                                                                                         and 10% in B
                                                                                         by S&P or by
                                                                                              Moody's
---------------------------------------------------------------------------------------------------------------------------------
Total Return                           Yes          Yes         Yes               100%             30%        35%             Yes
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                       No           No          No               100%            None        20%*            Yes
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund            Yes           No          No               100%             35%        20%             Yes
---------------------------------------------------------------------------------------------------------------------------------


*This limitation excludes ADRs and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small Cap Market.

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44  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    MORE ON STRATEGIES
    AND RISK
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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FLOATING
                                                       DEBT                        SECURITIES             AND          PARTICIPATION
                             LENDING                   OBLIGATIONS OF              OF OTHER               VARIABLE     INTERESTS IN
                             PORTFOLIO    RULE 144A    SUPRANATIONAL   DEPOSITARY  INVESTMENT  MUNICIPAL  RATE         MUNICIPAL
                             SECURITIES   SECURITIES   AGENCIES        RECEIPTS    FUNDS       LEASES     INSTRUMENTS  OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                    Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                  Yes           No               No         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund          Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                   Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund           Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund         Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund           Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                  Yes          Yes              Yes         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund               Yes          Yes              Yes         Yes         Yes         No          No*            No
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                         Yes          Yes              Yes         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Global Income Fund                  Yes          Yes              Yes         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                   Yes           No              Yes         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                   Yes           No              Yes          No         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund         Yes          Yes              Yes         Yes         Yes         No          Yes            No
------------------------------------------------------------------------------------------------------------------------------------

* Excludes commercial paper and notes with variable and floating rates of interest.

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                                                                              45

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
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              ASSET
                                                                                              BACKED
                                                                      MORTGAGE    GOVERNMENT  SECURITIES
                                                        CUSTODIAL     RELATED     STRIPPED    AND
                                           MUNICIPAL    RECEIPTS ON   SECURITIES, MORTGAGE    RECEIVABLE-  MORTGAGE    SHORT SALES
                              ZERO COUPON  OBLIGATIONS  MUNICIPAL     INCLUDING   RELATED     BACKED       DOLLAR      AGAINST
                              OBLIGATION   COMPONENTS   OBLIGATIONS   CMOs        SECURITIES  SECURITIES   ROLLS       THE BOX
----------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                      Yes           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                     No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund             No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                      No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund             Yes           No           No           Yes        Yes          Yes       Yes            Yes
----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund            No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund              No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                     No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                  No           No           No           Yes         No           No        No            Yes
----------------------------------------------------------------------------------------------------------------------------------
Income Fund                           Yes           No           No           Yes        Yes          Yes       Yes            Yes
----------------------------------------------------------------------------------------------------------------------------------
Global Income Fund                    Yes           No           No           Yes        Yes          Yes       Yes            Yes
----------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                     Yes          Yes          Yes           Yes        Yes          Yes       Yes            Yes
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                      No           No           No           Yes         No          Yes        No             No
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund            No           No           No           Yes        Yes          Yes       Yes            Yes
----------------------------------------------------------------------------------------------------------------------------------


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46  GE INVESTMENT
    FUNDS, INC.
    PROSPECTUS
    MORE ON STRATEGIES
    AND RISKS

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MORE ON RISKS

Like all mutual funds, investing in the GE Investments Funds involves risk factors and special considerations. A Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Equity Funds, Income Funds, Total Return Fund and Real Estate Securities Fund will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.


The primary risks of particular investments are summarized below. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

ASSET-BACKED SECURITIES RISK: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because ASSET-BACKED SECURITIES often are secured by the loans underlying the securities, a Fund may lose money if there are defaults in the loans underlying the securities.

CREDIT RISK: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some INVESTMENT-GRADE DEBT SECURITIES may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

DERIVATIVE SECURITIES RISK: A Fund's use of VARIOUS INVESTMENT TECHNIQUES to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve DERIVATIVE SECURITIES and contracts. DERIVATIVE SECURITIES and contracts (securities and contracts whose values are based on other securities, currencies or indices) include option contracts (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, currency and interest rate swap contracts and structured securities.

DERIVATIVE SECURITIES and contracts may be used as a direct investment or as a hedge for a Fund's portfolio or a portion of a portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase a Fund's exposure to a particular investment strategy. If the portfolio managers' judgment of market conditions proves incorrect or the strategy does not correlate well with a Fund's investments, the use of derivatives could result in a loss, regardless of whether the intent was to reduce risk or increase return, and may increase a Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised.


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                                                                              47

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A Fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectively or may be unable to be used for other reasons. These investments may be considered speculative.

DIVERSIFICATION RISK: A non-diversified fund, such as Global Income Fund, or, to a lesser extent, a "Premier" Fund, may invest in securities of a limited number of issuers to achieve a potentially greater investment return than a Fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on such Fund's net asset value causing it to fluctuate more than that of a more widely diversified Fund.

EMERGING MARKETS RISK: Emerging market securities bear most FOREIGN EXPOSURE RISKS discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

FOREIGN EXPOSURE RISK: Investing in FOREIGN SECURITIES, including DEPOSITARY RECEIPTS, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the United States. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in FOREIGN SECURITIES include:


- Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including DEPOSITARY RECEIPTS, also are subject to currency risk based on their related investments.


- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund's foreign investments.
- REGULATORY RISK: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

HIGH YIELD SECURITIES RISK: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating a Fund's net asset value. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks

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48  GE INVESTMENT
    FUNDS, INC.
    PROSPECTUS
    MORE ON STRATEGIES
    AND RISKS

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based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.


ILLIQUID SECURITIES RISK: Illiquid securities may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all, or forego other investment opportunities, all of which may have an impact on the Fund.

INITIAL PUBLIC OFFERINGS RISK: Certain Funds may purchase shares issued as part of, or a short period after, a company's initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.


INTEREST RATE RISK: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other DEBT SECURITIES, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal securities market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

PREPAYMENT RISK: Prices and yields of MORTGAGE-BACKED SECURITIES assume the securities will be redeemed at a given time. When interest rates decline, MORTGAGE-BACKED SECURITIES experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund's portfolio manager may be forced to invest the proceeds from prepaid MORTGAGE-BACKED SECURITIES at lower rates, which results in a lower return for the Fund. When interest rates increase, MORTGAGE-BACKED SECURITIES experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

REAL ESTATE SECURITIES RISK: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

REIT-SPECIFIC RISK: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. For example, because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to

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                                                                              49

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retain its tax status as a regulated investment company, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS RISK: A Fund entering into a REPURCHASE AGREEMENT may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement. A REVERSE REPURCHASE AGREEMENT involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase at a higher price under the agreement.


RESTRICTED SECURITIES RISK: RESTRICTED SECURITIES (including RULE 144A SECURITIES) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling RESTRICTED SECURITIES in privately negotiated transactions may be less than those originally paid by a Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.


STOCK MARKET RISK: Stock market risk is the risk that the value of EQUITY SECURITIES may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when EQUITY SECURITIES in general are rising or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular EQUITY SECURITY is traded on a foreign market. For more detail on the related risks involved in foreign markets, see FOREIGN EXPOSURE RISK above.


STYLE RISK: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.


- GROWTH INVESTING RISK: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.
- MID-CAP COMPANY RISK: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
- SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.


- VALUE INVESTING RISK: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds typically will underperform when growth investing is in favor.


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

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50  GE INVESTMENT                                                     ABOUT THE
    FUNDS, INC.                                                       INVESTMENT
    PROSPECTUS                                                        ADVISER

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR


GE Asset Management Incorporated (GE Asset Management), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2001, GE Asset Management oversaw $112.2 billion and managed individual and institutional assets of $75.6 billion, of which more than $16.2 billion was invested in mutual funds.


For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.


For their services, GE Asset Management pays certain subadvisers (out of the advisory fee that it receives), Palisade Capital Management, L.L.C. (Palisade), Seneca Capital Management (Seneca), and SSgA Funds Management, Inc. (SSgA FM) monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund that each sub-adviser manages. The fees payable to GE Asset Management in connection with the Money Market Fund, Total Return Fund, International Equity Fund, and Real Estate Securities Fund are graduated so that increases in the respective Fund's average annual net assets may result in a lower fee and decreases in a Fund's average annual net assets may increase the fee.


--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT FEE:

Each Fund pays GE Asset Management an investment management fee.
The fee is accrued daily and paid monthly up to the following maximum annual fee rates:

U.S. Equity Fund                                                     0.55%
--------------------------------------------------------------------------
S&P 500 Index Fund                                                   0.35%
--------------------------------------------------------------------------
Premier Growth Equity Fund                                           0.65%
--------------------------------------------------------------------------
Value Equity Fund                                                    0.65%
--------------------------------------------------------------------------
Mid-Cap Value Equity Fund                                            0.65%
--------------------------------------------------------------------------
Small-Cap Value Equity Fund                                          0.80%
--------------------------------------------------------------------------
International Equity Fund                                            1.00%
--------------------------------------------------------------------------
Europe Equity Fund                                                   1.15%
--------------------------------------------------------------------------
Emerging Markets Fund                                                1.30%
--------------------------------------------------------------------------
Income Fund                                                          0.50%
--------------------------------------------------------------------------
Global Income Fund                                                   0.60%
--------------------------------------------------------------------------
Total Return Fund                                                    0.50%
--------------------------------------------------------------------------
Money Market Fund                                                    0.50%*
--------------------------------------------------------------------------
Real Estate Securities Fund                                          0.85%
--------------------------------------------------------------------------


*GE Asset Management has voluntarily waived a portion of the investment management fee such that the fee paid by the Money Market Fund for the period ended December 31, 2001 was equal to 0.30%. Effective January 1, 2002, GE Asset Management discontinued the waiver.


--------------------------------------------------------------------------------

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                                                                              51

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ABOUT THE PORTFOLIO MANAGERS

EUGENE K. BOLTON is Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. He leads a team of portfolio managers for the U.S. EQUITY FUND. He has served in that capacity since the Fund's financial inception date. Mr. Bolton joined GE Asset Management in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.


DAVID B. CARLSON is a Senior Vice President of GE Asset Management and portfolio manager for the PREMIER GROWTH EQUITY FUND. Mr. Carlson is also responsible for the domestic equity portion of the TOTAL RETURN FUND. He has served in those capacities since each Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers for the INTERNATIONAL EQUITY FUND and EMERGING MARKETS FUND. He is also responsible for the international equity portion of the TOTAL RETURN FUND. He has served in those capacities for the International Equity and Total Return Funds since 1997 and for the Emerging Markets Fund since the Fund's commencement. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

ROBERT A. MACDOUGALL is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for the INCOME FUND. Mr. MacDougall is also responsible for the fixed income portion of the TOTAL RETURN FUND. He has served in those capacities for the Money Market and Total Return Funds since 1997 and for the Income Fund since the Fund's financial inception date. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became Senior Vice President of Fixed Income in 1993 and a Director and Executive Vice President of Fixed Income in 1997.

PAUL C. REINHARDT is a Senior Vice President of GE Asset Management and portfolio manager of the VALUE EQUITY FUND since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987.

MICHAEL J. SOLECKI is a Senior Vice President of GE Asset Management, and portfolio manager of the EUROPE EQUITY FUND. He has served in that capacity since the Fund's commencement. He joined GE Asset Management in 1990 as an International Equity Analyst. He became a Vice President for International Equity Portfolios in 1996 and Senior Vice President in 2000.

RALPH E. WHITMAN is a Senior Vice President of GE Asset Management and portfolio manager of the MID-CAP VALUE EQUITY Fund. He has served in this capacity since October 2000. He joined GE Asset Management in 1987 as an Equity Analyst. He became Vice President for U.S. Equity Investments in 1995 and Senior Vice President for U.S. Equity Portfolios in 1998.


MICHAEL J. GOOSAY is a Vice President of GE Asset Management and portfolio manager of GLOBAL INCOME FUND. He has served in this capacity since October 2000. Prior to joining GE Asset Management in July 2000, Michael managed over $3 billion in a number of global and non-dollar separate accounts and mutual funds at Prudential Global Asset Management, where he served as International Portfolio Manager since 1995.


DONALD J. DUNCAN is a Vice President of GE Asset Management. He is portfolio manager for the MONEY MARKET FUND and has served on the Fund's portfolio management team since 1997. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager-Short Term Securities in 1990 and Vice President-Money Markets in 2002.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
52  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    ABOUT THE
    INVESTMENT ADVISER
--------------------------------------------------------------------------------
ABOUT THE SUB-ADVISERS

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management's wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers to conduct the investment programs for the following Funds.

S&P 500 INDEX FUND


SSgA Funds Management, Inc. (SSgA FM)
Two International Place
Boston, MA 02110

SSgA FM is one of the State Street Global Advisors companies which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgA FM is a newly formed entity which, as a result of a change in federal law, succeeded the registered investment company business of State Street Global Advisors in May 2001. As of December 31, 2001, SSgA FM had approximately $51 billion in assets under management, and State Street Global Advisors had approximately $776 billion in assets under management.

The Fund is managed by a team of portfolio managers led by Karl Schneider. Mr. Schneider is a Principal of SSgA FM in the U.S. Structured Products Group. He joined State Street Global Advisors in 1996. Before joining the U.S. Structured Products Group, Mr. Schneider worked as a portfolio manager in State Street Global Advisors' Currency Management Group. Prior to this, he was an analyst in the Process Engineering division within State Street's custody operations. Mr. Schneider holds B.S. degrees in Finance and Investments from Babson College.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              53

--------------------------------------------------------------------------------
SMALL-CAP VALUE EQUITY FUND


Palisade Capital Management, L.L.C. (Palisade)
One Bridge Plaza
Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets in excess of $2.2 billion as of December 31, 2001. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Value Equity Fund since inception.

The Fund is managed by an investment advisory committee (Senior Investment Committee) composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, Dennison Veru and Richard Whitman. Mr. Feiler, Chief Investment Officer at Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program. Mr. Feiler has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
54  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    ABOUT THE
    INVESTMENT ADVISER
--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND


Seneca Capital Management (Seneca)
909 Montgomery Street
San Francisco, CA 94133

Seneca is a majority owned subsidiary of Phoenix Investment Partners, Ltd. ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is a publicly traded company listed on the New York Stock Exchange. Seneca is an investment adviser that provides investment management services to foundations, endowments, corporations, mutual funds and private clients. As of December 31, 2001, Seneca managed approximately $14.9 billion in equity, fixed income and real estate assets.


David A. Shapiro, portfolio manager of the Real Estate Securities Fund, joined Seneca as a portfolio manager in 1995. In 1992, Mr. Shapiro became and still remains a principal of Asset Holdings Group. From 1982 to 1992 he was a Managing Director of The Adco Group, a real estate development and finance company.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              55

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                      [This page intentionally left blank.]

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

--------------------------------------------------------------------------------
56  GE INVESTMENTS                                                   PURCHASE
    FUNDS, INC.                                                      AND
    PROSPECTUS                                                       REDEMPTION
                                                                     OF SHARES

--------------------------------------------------------------------------------


GE Investments Funds, Inc. (the Company) does not offer its stock directly to the general public. The Company currently offers each class of its capital stock only to separate accounts (the Accounts) of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts (variable contracts) issued through the Accounts by such life insurance companies. Certain of those life insurance companies may be affiliates of the Company or GE Asset Management. All but one of the Accounts currently is registered as an investment company with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.


Shares of the Funds are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at a net asset value without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Funds any orders to purchase or redeem shares of the Funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Funds any orders to purchase or redeem shares of the Fund(s) based on the instructions of plan trustees or participants. The Account purchases and redeems shares of each Fund at the Fund's net asset value per share calculated as of the day the Funds receive the order, although such purchases and redemptions may be executed the next morning. Money received by GE Asset Management from the Accounts for the purchase of shares of the International Equity Fund, Global Income Fund, Emerging Markets Fund or Europe Equity Fund may be invested by the Funds on the day following the execution of such purchases. Payment for shares redeemed will be made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the board of directors of the Company will monitor the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              57

--------------------------------------------------------------------------------

required to withdraw its investment in one or more Funds or it may substitute shares of one Fund for another. This might force a Fund to sell its portfolio securities at a disadvantageous price.

--------------------------------------------------------------------------------
SPECIAL COMPENSATION ARRANGEMENTS

GE Asset Management may pay amounts, from its own resources, to insurance companies whose separate accounts invest in shares of the Funds. These payments are meant to compensate the insurance company for part of the administrative expense of maintaining accounts for and communicating with owners of variable annuity and variable life insurance contracts.

CONTRACT OWNER VOTING RIGHTS

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of a Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of Funds differ (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
58  GE INVESTMENTS                                              DIVIDENDS,
    FUNDS, INC.                                                 CAPITAL GAINS
    PROPECTUS                                                   AND OTHER TAX
                                                                INFORMATION

--------------------------------------------------------------------------------
DIVIDEND AND CAPITAL GAINS DISTRIBUTION

Each Fund intends to distribute substantially all of its net investment income annually. Each Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by a Fund are reinvested in shares of that Fund at that Fund's net asset value.

TAXES


For federal income tax purposes, each Fund is treated as a separate entity. Each Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended (Code). By so qualifying, a Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.


Since the Accounts are the only shareholders of the Funds, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALCULATING                                                 GE INVESTMENTS    59
SHARE VALUE                                                    FUNDS, INC.
                                                                PROSPECTUS

--------------------------------------------------------------------------------


Fund shares are sold at net asset value (NAV). The NAV of each Fund is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share for Funds (other than the Money Market Fund) is determined by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of that Fund's outstanding shares.


A Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. Those prices are composed of the mean average of the bid and ask prices on the secondary market. All portfolio securities of the Money Market Fund and any short-term securities held by any other Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost or original cost plus accrued interest. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. A Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by a Fund's board of directors that it believes accurately reflects "fair value."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60  GE INVESTMENTS                                                   FINANCIAL
    FUNDS, INC.                                                      HIGHLIGHTS
    PROSPECTUS

--------------------------------------------------------------------------------


The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available on request.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              61

--------------------------------------------------------------------------------
US EQUITY FUND


               YEARS ENDED DECEMBER 31                                             2001     2000     1999     1998      1997(c)
               -------------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                        --       --       --       --  01/03/95
               -------------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning of Year                                $35.56   $37.90   $33.50   $27.88    $21.11
               -------------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               -------------------------------------------------------------------------------------------------------------
                  Net Investment Income                                            0.23     0.26     0.22     0.28      0.24
               -------------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments      (3.24)   (0.59)     6.30     6.23      6.54
               -------------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (3.01)   (0.33)     6.52     6.51      6.78
               -------------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS
               -------------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                           0.22     0.26     0.22     0.28      0.00
               -------------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                               0.12     1.75     1.90     0.61      0.01
               -------------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                                 0.34     2.01     2.12     0.89      0.01
               -------------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF YEAR                                      $32.21   $35.56   $37.90   $33.50    $27.88
               -------------------------------------------------------------------------------------------------------------

               TOTAL RETURN (a)                                                 (8.47)%  (0.59)%   19.61%   23.41%    32.13%
               -------------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA:
               -------------------------------------------------------------------------------------------------------------
                  Net Assets, End of Year (in thousands)                       $115,578  $99,423  $72,794  $31,160   $23,917
               -------------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               -------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                         0.78%    0.79%    0.86%    0.95%     0.94%
               -------------------------------------------------------------------------------------------------------------
                    Net Expenses                                                  0.58%    0.59%    0.61%    0.69%     0.80%
               -------------------------------------------------------------------------------------------------------------
                    Gross Expenses                                                0.58%    0.59%    0.61%    0.69%     0.86%
               -------------------------------------------------------------------------------------------------------------
                  Portfolio Turnover Rate                                           48%      40%      35%      41%       33%
               -------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

S&P 500
INDEX FUND


               YEARS ENDED DECEMBER 31                                             2001      2000      1999     1998       1997(b,c)
               ----------------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                        --        --        --        --  04/15/85
               ----------------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning of Year                                $24.71    $28.10    $23.71    $19.23    $15.14
               ----------------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               ----------------------------------------------------------------------------------------------------------------
                  Net Investment Income                                            0.22      0.22      0.20      0.21      0.23
               ----------------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments      (3.25)    (2.90)      4.68      5.20      4.36
               ----------------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (3.03)    (2.68)      4.88      5.41      4.59
               ----------------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS FROM
               ----------------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                           0.22      0.22      0.21      0.21      0.23
               ----------------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                               0.27      0.49      0.28      0.72      0.27
               ----------------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                                 0.49      0.71      0.49      0.93      0.50
               ----------------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF YEAR                                      $21.19    $24.71    $28.10    $23.71    $19.23
               ----------------------------------------------------------------------------------------------------------------

               TOTAL RETURN (a)                                                (12.27)%   (9.43)%    20.61%    28.24%    30.33%
               ----------------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA
               ----------------------------------------------------------------------------------------------------------------
                  Net Assets, End of Year (in thousands)                       $650,169  $723,442  $652,144  $326,961  $164,294
               ----------------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                         0.99%     0.87%     1.00%     1.20%     1.70%
               ----------------------------------------------------------------------------------------------------------------
                    Expenses                                                      0.39%     0.39%     0.39%     0.45%     0.46%
               ----------------------------------------------------------------------------------------------------------------
                  Portfolio Turnover Rate                                            7%        5%        3%       13%        6%
               ----------------------------------------------------------------------------------------------------------------


               See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
62  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    FINANCIAL
    HIGHLIGHTS
--------------------------------------------------------------------------------

    PREMIER GROWTH
    EQUITY FUND


                  YEARS ENDED DECEMBER 31                                             2001      2000      1999     1998      1997(d)
                  ----------------------------------------------------------------------------------------------------------------

                  INCEPTION DATE                                                        --        --        --       --   12/12/97
                  ----------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Period                              $78.68    $88.65    $67.22   $51.48     $49.79
                  ----------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                             0.06      0.10      0.08     0.25       0.03
                  ----------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains (Losses) on Investments       (7.24)    (5.03)     24.18    18.43       1.69
                  ----------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (7.18)    (4.93)     24.26    18.68       1.72
                  ----------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  ----------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                            0.07      0.10      0.08     0.24       0.03
                  ----------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                                2.09      4.94      2.75     2.70         --
                  ----------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS                                                 2.16      5.04      2.83     2.94       0.03
                  ----------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF PERIOD                                    $69.34    $78.68    $88.65   $67.22     $51.48
                  ----------------------------------------------------------------------------------------------------------------

                  TOTAL RETURN (a)                                                 (9.14)%   (5.23)%    36.26%   36.53%      3.46%
                  ----------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA:
                  ----------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Period (in thousands)                      $104,185   $90,704   $53,720  $19,879    $16,237
                  ----------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  ----------------------------------------------------------------------------------------------------------------
                      Net Investment Income*                                         0.10%     0.15%     0.18%    0.41%      1.04%
                  ----------------------------------------------------------------------------------------------------------------
                      Net Expenses*                                                  0.67%     0.67%     0.68%    0.82%      0.69%
                  ----------------------------------------------------------------------------------------------------------------
                      Gross Expenses*                                                0.67%     0.68%     0.72%    0.82%      0.69%
                  ----------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                            21%       21%       27%      34%         3%
                  ----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

    MID-CAP
    VALUE EQUITY
    FUND


                  YEARS ENDED DECEMBER 31                                             2001    2000(h)     1999     1998      1997(f)
                  ----------------------------------------------------------------------------------------------------------------
                  INCEPTION DATE                                                      --          --        --       --  05/01/97
                  ----------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Period                              $16.31    $15.78    $13.57   $13.11    $10.00
                  ----------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                             0.11      0.16      0.12     0.07      0.02
                  ----------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains (Losses) on Investments       (0.06)      1.11      2.21     0.79      3.23
                  ----------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                      0.05      1.27      2.33     0.86      3.25
                  ----------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  ----------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                            0.11      0.16      0.12     0.07      0.02
                  ----------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                                0.59      0.58        --     0.33      0.12
                  ----------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS                                                 0.70      0.74      0.12     0.40      0.14
                  ----------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF PERIOD                                    $15.66    $16.31    $15.78   $13.57    $13.11
                  ----------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN (a)                                                   0.33%     8.29%    17.26%    6.69%    32.56%
                  ----------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA
                  ----------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Period (in thousands)                      $179,044  $117,586   $90,561  $53,643   $30,856
                  ----------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  ----------------------------------------------------------------------------------------------------------------
                      Net Investment Income*                                         0.85%     1.05%     0.94%    0.59%     0.38%
                  ----------------------------------------------------------------------------------------------------------------
                      Expenses*                                                      0.68%     0.70%     0.71%    0.75%     0.69%
                  ----------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                            42%       95%       30%      14%       18%
                  ----------------------------------------------------------------------------------------------------------------


                  See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              63

--------------------------------------------------------------------------------

VALUE
EQUITY FUND


               YEAR ENDED DECEMBER 31                                              2001                2000(g)
               -----------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                        --             4/28/00
               -----------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning Of Period                               $9.93              $10.00
               -----------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               -----------------------------------------------------------------------------------------------------------
                  Net Investment Income                                            0.05                0.05
               -----------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments      (0.92)              (0.07)
               -----------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (0.87)              (0.02)
               -----------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS FROM
               -----------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                           0.05                0.05
               -----------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                                 --                  --
               -----------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                                 0.05                0.05
               -----------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF PERIOD                                     $9.01               $9.93
               -----------------------------------------------------------------------------------------------------------

               -----------------------------------------------------------------------------------------------------------
               TOTAL RETURN (a)                                                 (8.75)%             (0.21)%
               -----------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA:
               -----------------------------------------------------------------------------------------------------------
                  Net Assets, End of Period (in thousands)                      $18,202             $10,182
               -----------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               -----------------------------------------------------------------------------------------------------------
                    Net Investment Income*                                        0.76%               0.71%
               -----------------------------------------------------------------------------------------------------------
                    Expenses*                                                     0.79%               0.84%
               -----------------------------------------------------------------------------------------------------------
                  Portfolio Turnover Rate                                          103%                 28%
               -----------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

SMALL-CAP
VALUE EQUITY
FUND


               YEAR ENDED DECEMBER 31                                              2001                2000(g)
               -----------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                        --             4/28/00
               -----------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning Of Period                              $11.27              $10.00
               -----------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               -----------------------------------------------------------------------------------------------------------
                  Net Investment Income                                            0.04                0.05
               -----------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments        1.08                1.27
               -----------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                      1.12                1.32
               -----------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS FROM
               -----------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                           0.04                0.04
               -----------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                               0.34                  --
               -----------------------------------------------------------------------------------------------------------
                  Return of Capital                                                  --                0.01
               -----------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                                 0.38                0.05
               -----------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF PERIOD                                    $12.01              $11.27
               -----------------------------------------------------------------------------------------------------------

               -----------------------------------------------------------------------------------------------------------
               TOTAL RETURN (a)                                                   9.97%              13.26%
               -----------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA:
               -----------------------------------------------------------------------------------------------------------
                  Net Assets, End of Period (in thousands)                      $32,787             $11,393
               -----------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               -----------------------------------------------------------------------------------------------------------
                    Net Investment Income*                                        0.56%               0.76%
               -----------------------------------------------------------------------------------------------------------
                    Expenses*                                                     0.91%               0.99%
               -----------------------------------------------------------------------------------------------------------
                  Portfolio Turnover Rate                                          130%                111%
               -----------------------------------------------------------------------------------------------------------


               See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
64  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    FINANCIAL
    HIGHLIGHTS
--------------------------------------------------------------------------------

    INTERNATIONAL
    EQUITY
    FUND


                  YEARS ENDED DECEMBER 31                                          2001      2000     1999     1998       1997(c)
                  ------------------------------------------------------------------------------------------------------------
                  INCEPTION DATE                                                     --        --        --       --  05/01/95
                  ------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Year                             $10.61    $14.47    $11.89   $10.68    $10.83
                  ------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  ------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                          0.09      0.09      0.06     0.08      0.02
                  ------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains on Investments             (2.30)    (2.02)      3.50     1.77      1.10
                  ------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                 (2.21)    (1.93)      3.56     1.85      1.12
                  ------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  ------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                         0.08      0.06      0.04     0.07      0.08
                  ------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                             0.04      1.87      0.94     0.57      1.19
                  ------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS:                                             0.12      1.93      0.98     0.64      1.27
                  ------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF YEAR                                    $8.28    $10.61    $14.47   $11.89    $10.68
                  ------------------------------------------------------------------------------------------------------------

                  ------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN (a)                                             (20.86)%  (12.72)%    30.33%   17.45%    10.17%
                  ------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Year (in thousands)                      $42,119   $52,110   $52,540  $36,952   $31,931
                  ------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  ------------------------------------------------------------------------------------------------------------
                      Net Investment Income                                       0.99%     0.72%     0.51%    0.65%     0.14%
                  ------------------------------------------------------------------------------------------------------------
                      Net Expenses                                                1.07%     1.06%     1.08%    1.15%     1.34%
                  ------------------------------------------------------------------------------------------------------------
                      Gross Expenses                                              1.07%     1.06%     1.08%    1.15%     1.43%
                  ------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                         42%       49%       51%      60%      166%
                  ------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INCOME FUND


                  YEARS ENDED DECEMBER 31                                          2001     2000     1999      1998       1997(c)
                  ------------------------------------------------------------------------------------------------------------
                  INCEPTION DATE                                                     --       --       --        --   01/03/95
                  ------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Year                             $11.99   $11.51   $12.34    $12.11     $11.84
                  ------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  ------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                          0.60     0.74     0.64      0.62       0.76
                  ------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains (Losses) on Investments      0.29     0.50   (0.81)      0.34       0.27
                  ------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                   0.89     1.24   (0.17)      0.96       1.03
                  ------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  ------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                         0.62     0.76     0.64      0.62       0.76
                  ------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                               --       --     0.02      0.11         --
                  ------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS                                              0.62     0.76     0.66      0.73       0.76
                  ------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF YEAR                                   $12.26   $11.99   $11.51    $12.34     $12.11
                  ------------------------------------------------------------------------------------------------------------

                  ------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN (a)                                                7.43%   10.74%   (1.43)%    7.95%      9.00%
                  ------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA
                  ------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Year (in thousands)                     $117,740  $81,578  $68,434   $59,077    $45,555
                  ------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  ------------------------------------------------------------------------------------------------------------
                      Net Investment Income                                       5.39%    6.40%    5.74%     5.54%      5.11%
                  ------------------------------------------------------------------------------------------------------------
                      Net Expenses                                                0.55%    0.56%    0.57%     0.64%      0.59%
                  ------------------------------------------------------------------------------------------------------------
                      Gross Expenses                                              0.55%    0.56%    0.57%     0.64%      0.77%
                  ------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                        278%     234%     230%      217%       356%
                  ------------------------------------------------------------------------------------------------------------


                  See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              65

--------------------------------------------------------------------------------

GLOBAL INCOME
FUND


               YEARS ENDED DECEMBER 31                                          2001     2000     1999    1998      1997(f)
               ------------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                     --       --       --      --  05/01/97
               ------------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning of Period                            $9.51    $9.59   $10.53   $9.85    $10.00
               ------------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               ------------------------------------------------------------------------------------------------------------
                  Net Investment Income                                         0.32     0.40     0.45    0.44      0.35
               ------------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments   (0.48)   (0.47)   (1.24)    0.87    (0.01)
               ------------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                 (0.16)   (0.07)   (0.79)    1.31      0.34
               ------------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS FROM
               ------------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                          --     0.01     0.14    0.61      0.45
               ------------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                              --       --     0.01    0.02      0.04
               ------------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                                --     0.01     0.15    0.63      0.49
               ------------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF PERIOD                                  $9.35    $9.51    $9.59  $10.53     $9.85
               ------------------------------------------------------------------------------------------------------------

               ------------------------------------------------------------------------------------------------------------
               TOTAL RETURN (a)                                              (1.68)%  (0.69)%  (7.49)%  13.33%     3.41%
               ------------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA:
               ------------------------------------------------------------------------------------------------------------
                  Net Assets, End of Period (in thousands)                    $8,885   $9,555   $9,175  $9,739    $5,851
               ------------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               ------------------------------------------------------------------------------------------------------------
                    Net Investment Income*                                     3.53%    4.51%    4.20%   4.73%     5.54%
               ------------------------------------------------------------------------------------------------------------
                    Expenses*                                                  0.72%    0.72%    0.74%   0.82%     0.84%
               ------------------------------------------------------------------------------------------------------------
                  Portfolio Turnover Rate                                       125%     177%     130%     64%      119%
               ------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

MONEY MARKET
FUND


               YEARS ENDED DECEMBER 31                                           2001      2000      1999      1998      1997(c,e)
               ------------------------------------------------------------------------------------------------------------------
               INCEPTION DATE                                                      --        --        --        --  07/01/85
               ------------------------------------------------------------------------------------------------------------------
               Net Asset Value, Beginning of Period                             $1.00     $1.00     $1.00     $1.00     $1.00
               -----------------------------------------------------------------------------------------------------------------
               INCOME (LOSS) FROM INVESTMENT OPERATIONS
               ------------------------------------------------------------------------------------------------------------------
                  Net Investment Income                                          0.04      0.06      0.05      0.05      0.05
               ------------------------------------------------------------------------------------------------------------------
                  Net Realized and Unrealized Gains (Losses) on Investments   0.00(i)   0.00(i)   0.00(i)   0.00(i)   0.00(i)
               ------------------------------------------------------------------------------------------------------------------
               TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    0.04      0.06      0.05      0.05      0.05
               ------------------------------------------------------------------------------------------------------------------
               LESS DISTRIBUTIONS FROM:
               ------------------------------------------------------------------------------------------------------------------
                  Dividends (from net investment income)                         0.04      0.06      0.05      0.05      0.05
               ------------------------------------------------------------------------------------------------------------------
                  Distributions (from capital gains)                               --        --        --        --        --
               ------------------------------------------------------------------------------------------------------------------
               TOTAL DISTRIBUTIONS                                               0.04      0.06      0.05      0.05      0.05
               ------------------------------------------------------------------------------------------------------------------

               NET ASSET VALUE, END OF PERIOD                                   $1.00     $1.00     $1.00     $1.00     $1.00
               ------------------------------------------------------------------------------------------------------------------

               ------------------------------------------------------------------------------------------------------------------
               TOTAL RETURN (a)                                                 3.99%     6.24%     5.00%     5.26%     5.41%
               ------------------------------------------------------------------------------------------------------------------
               RATIOS/SUPPLEMENTAL DATA
               ------------------------------------------------------------------------------------------------------------------
                  Net Assets, End of Period (in thousands)                   $712,156  $499,561  $473,538  $239,547  $144,815
               ------------------------------------------------------------------------------------------------------------------
                  Ratios to Average Net Assets:
               ------------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                       3.80%     6.01%     4.96%     5.14%     5.17%
               ------------------------------------------------------------------------------------------------------------------
                    Net Expenses                                                0.34%     0.32%     0.30%     0.37%     0.32%
               ------------------------------------------------------------------------------------------------------------------
                    Gross Expenses                                              0.42%     0.45%     0.49%     0.59%     0.48%
               ------------------------------------------------------------------------------------------------------------------

               See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
66  GE INVESTMENTS
    FUNDS, INC.
    PROSPECTUS
    FINANCIAL
    HIGHLIGHTS

--------------------------------------------------------------------------------

TOTAL RETURN
FUND


                  YEARS ENDED DECEMBER 31                                           2001      2000      1999     1998      1997(c)
                  -------------------------------------------------------------------------------------------------------------
                  INCEPTION DATE                                                      --        --        --       --  07/01/85
                  -------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Year                              $15.51    $15.86    $14.66   $13.21    $12.73
                  -------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  -------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                           0.38      0.43      0.34     0.34      0.34
                  -------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains (Losses) on Investments     (0.83)      0.32      1.59     1.90      1.95
                  -------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                  (0.45)      0.75      1.93     2.24      2.29
                  -------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  -------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                          0.38      0.44      0.33     0.34      0.34
                  -------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                              0.19      0.66      0.40     0.45      1.47
                  -------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS                                               0.57      1.10      0.73     0.79      1.81
                  -------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF YEAR                                    $14.49    $15.51    $15.86   $14.66    $13.21
                  -------------------------------------------------------------------------------------------------------------

                  -------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN (a)                                               (2.89)%     4.94%    13.25%   17.10%    17.99%
                  -------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA
                  -------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Year (in thousands)                      $130,757  $130,734  $109,913  $72,632   $50,007
                  -------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  -------------------------------------------------------------------------------------------------------------
                      Investment Income                                            2.54%     2.84%     2.50%    2.69%     2.56%
                  -------------------------------------------------------------------------------------------------------------
                      Expenses                                                     0.53%     0.54%     0.56%    0.63%     0.65%
                  -------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                         122%      117%      105%     124%      135%
                  -------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

REAL ESTATE
SECURITIES FUND


                  YEARS ENDED DECEMBER 31                                           2001      2000      1999      1998      1997(c)
                  --------------------------------------------------------------------------------------------------------------
                  INCEPTION DATE                                                      --        --        --        --  05/01/95
                  --------------------------------------------------------------------------------------------------------------
                  Net Asset Value, Beginning of Year                              $13.82    $10.87    $11.59    $15.28    $14.11
                  --------------------------------------------------------------------------------------------------------------
                  INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  --------------------------------------------------------------------------------------------------------------
                    Net Investment Income                                           0.64      0.56      0.77      0.73      0.74
                  --------------------------------------------------------------------------------------------------------------
                    Net Realized and Unrealized Gains (Losses) on Investments       1.00      2.96    (0.82)    (3.46)      2.01
                  --------------------------------------------------------------------------------------------------------------
                  TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    1.64      3.52    (0.05)    (2.73)      2.75
                  --------------------------------------------------------------------------------------------------------------
                  LESS DISTRIBUTIONS FROM
                  --------------------------------------------------------------------------------------------------------------
                    Dividends (from net investment income)                          0.53      0.52      0.64      0.50      0.53
                  --------------------------------------------------------------------------------------------------------------
                    Distributions (from capital gains)                              0.15      0.05      0.03      0.46      1.05
                  --------------------------------------------------------------------------------------------------------------
                  TOTAL DISTRIBUTIONS                                               0.68      0.57      0.67      0.96      1.58
                  --------------------------------------------------------------------------------------------------------------

                  NET ASSET VALUE, END OF YEAR                                    $14.78    $13.82    $10.87    $11.59    $15.28
                  --------------------------------------------------------------------------------------------------------------

                  --------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN (a)                                                11.84%    32.54%   (0.22)%  (17.68%)    19.49%
                  --------------------------------------------------------------------------------------------------------------
                  RATIOS/SUPPLEMENTAL DATA
                  --------------------------------------------------------------------------------------------------------------
                    Net Assets, End of Year (in thousands)                       $87,306   $73,799   $41,842   $47,756   $48,887
                  --------------------------------------------------------------------------------------------------------------
                    Ratios to Average Net Assets:
                  --------------------------------------------------------------------------------------------------------------
                      Net Investment Income                                        5.05%     5.62%     6.21%     5.43%     4.83%
                  --------------------------------------------------------------------------------------------------------------
                      Expenses                                                     0.90%     0.92%     0.94%     0.99%      0.95
                  --------------------------------------------------------------------------------------------------------------
                    Portfolio Turnover Rate                                          49%       56%       16%       29%       58%
                  --------------------------------------------------------------------------------------------------------------

               See Notes to Financial Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              67

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(a) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(b) AS OF MAY 1, 1997, THE FUND'S NAME WAS CHANGED TO S&P 500 INDEX FUND FROM COMMON STOCK INDEX PORTFOLIO.

(c) GE ASSET MANAGEMENT ASSUMED MANAGEMENT RESPONSIBILITIES FOR THE FUNDS EFFECTIVE MAY 1, 1997. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS FOR FURTHER INFORMATION.

(d) INFORMATION IS FOR THE PERIOD DECEMBER 12, 1997, COMMENCEMENT OF INVESTMENT OPERATIONS, THROUGH DECEMBER 31, 1997.

(e) EFFECTIVE MAY 5, 1997, THE FUND BEGAN MAINTAINING A CONSTANT NET ASSET VALUE PER SHARE OF $1.00. PER SHARE INFORMATION PRIOR TO JANUARY 1, 1997 HAS BEEN RESTATED TO REFLECT THE 10.41 TO 1 STOCK SPLIT.

(f) INFORMATION IS FOR THE PERIOD MAY 1, 1997, COMMENCEMENT OF INVESTMENT OPERATIONS, THROUGH DECEMBER 31, 1997.

(g) INFORMATION IS FOR THE PERIOD APRIL 28, 2000, COMMENCEMENT OF OPERATIONS, THROUGH DECEMBER 31, 2000.

(h) AS OF APRIL 28, 2000, THE FUND'S NAME WAS CHANGED TO MID-CAP VALUE EQUITY FUND FROM VALUE EQUITY FUND.

(i) LESS THAN $0.01 PER SHARE.

  * ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
68

--------------------------------------------------------------------------------
                     [This page intentionally left blank.]
--------------------------------------------------------------------------------

GE INVESTMENTS
FUNDS, INC.
PROSPECTUS

--------------------------------------------------------------------------------

IF YOU WISH    YOU WILL FIND ADDITIONAL INFORMATION ABOUT THE GE INVESTMENTS
TO KNOW MORE   FUNDS IN THE FOLLOWING DOCUMENTS:

               ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: These reports detail the Funds' actual investments as of the report date. Reports usually include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.


               STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

               You may visit the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc. Also, you may obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

--------------------------------------------------------------------------------

GE INVESTMENTS YOU MAY OBTAIN A FREE COPY OF THE SAI OR THE FUNDS'
FUNDS, INC.    ANNUAL/SEMIANNUAL REPORT AND MAKE SHAREHOLDER INQUIRIES BY
               CONTACTING:

               GE Investment Distributors, Inc.
               P.O. Box 7900
               3003 Summer Street
               Stamford, CT 06904
               or
               Capital Brokerage Corporation
               6630 West Broad Street
               Richmond, VA 23230

               TELEPHONE 1-800-493-3042

--------------------------------------------------------------------------------

INVESTMENT     GE Asset Management Incorporated
ADVISER        P.O. Box 7900
               3003 Summer Street
               Stamford, CT 06904

--------------------------------------------------------------------------------

TRANSFER AGENT State Street Bank and Trust Company
AND CUSTODIAN  225 Franklin Street
               Boston, MA 02101

--------------------------------------------------------------------------------

DISTRIBUTOR    GE Investment Distributors, Inc.


               Member NASD/SIPC


--------------------------------------------------------------------------------
               THIS PROSPECTUS MUST BE READ ALONG WITH THE CURRENT PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY BEING APPLIED FOR.

               Investment Company Act file number: 811-04041

--------------------------------------------------------------------------------
GEI-PRO-1

PROSPECTUS

GE INVESTMENTS
FUNDS, INC.

MAY 1, 2002

TOTAL RETURN FUND

[GRAPHIC]

LIKE ALL MUTUAL FUNDS, THE FUND'S SHARES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GE LOGO]

WE BRING GOOD THINGS TO LIFE.

CONTENTS

GE INVESTMENTS
FUNDS, INC.
TOTAL RETURN FUND
PROSPECTUS


ASSET ALLOCATION FUNDS                                     3
Total Return Fund                                          4

MORE ON STRATEGIES AND RISKS                               6
Important Definitions                                      6
More on Investment Strategies                              9
More on Risks                                             11

ABOUT THE INVESTMENT ADVISER                              15
Investment Adviser and Administrator                      15
About the Portfolio Managers                              16

PURCHASE AND REDEMPTION OF SHARES                         17
Special Compensation Arrangements                         18
Contractowner Voting Rights                               18
Plan Participant Voting Rights                            18

DIVIDENDS, CAPITAL GAINS AND OTHER TAX INFORMATION        19
Dividends and Capital Gains Distributions                 19
Taxes                                                     19

CALCULATING SHARE VALUE                                   20

FINANCIAL HIGHLIGHTS                                      21


Additional information regarding the GE Investments Funds, Inc. (the "Funds"), including the Total Return Fund (the "Fund"), is contained in the Statement of Additional Information ("SAI") dated May 1, 2002, which is incorporated by reference into this Prospectus.

Shares of the Fund are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various life insurance companies, some of which may be affiliated persons of the Fund.

                      [This page intentionally left blank.]

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

ASSET ALLOCATION FUNDS

AN INVESTMENT IN A GE INVESTMENTS ASSET ALLOCATION FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE GE INVESTMENTS TOTAL RETURN FUND IS SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

WHO MAY WANT TO INVEST IN A GE INVESTMENTS ASSET ALLOCATION FUND?

The Total Return Fund may be appropriate to support your variable contract if you:

- seek an investment derived from both capital appreciation and current income

-    want a single diversified investment

The Total Return Fund is designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers. They provide an investor with a means to seek total return by investing in a core portfolio that typically holds both EQUITY SECURITIES and DEBT SECURITIES. Although an investor may achieve the same mix of capital appreciation potential and income by investing in various combinations of individual Equity or Income Funds, the Total Return Fund offers the opportunity to pursue a total return strategy by investing in a single fund. An investor in the Total Return Fund should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

ASSET ALLOCATION FUNDS

TOTAL RETURN FUND

INVESTMENT OBJECTIVE:

THE HIGHEST TOTAL RETURN, COMPOSED OF CURRENT INCOME AND CAPITAL APPRECIATION, AS IS CONSISTENT WITH PRUDENT INVESTMENT RISK.

THE STRATEGY

The Total Return Fund invests in a combination of EQUITY SECURITIES and INVESTMENT GRADE DEBT SECURITIES. The portfolio managers follow an asset allocation process established by GE Asset Management's Asset Allocation Committee to diversify holdings across asset classes. The Fund adjusts its weightings among U.S. EQUITY SECURITIES, DEBT SECURITIES and FOREIGN SECURITIES based on the relative attractiveness of the asset classes. The Fund invests in equity securities principally for their capital appreciation potential and debt securities principally for their income potential. Within each asset class, the portfolio managers use active security selection to choose securities based on the merits of individual issuers.

The portfolio managers seek to identify EQUITY SECURITIES of companies with characteristics such as:

-    strong earnings growth

-    attractive prices

-    a presence in successful industries

-    high quality management

The portfolio managers seek to identify DEBT SECURITIES with characteristics such as:

-    attractive yields and prices

-    the potential for capital appreciation

-    reasonable credit quality

The portion of the Fund invested in DEBT SECURITIES normally has a WEIGHTED AVERAGE MATURITY of approximately five to ten years.

The portfolio managers may use VARIOUS INVESTMENT TECHNIQUES to adjust the Fund's investment exposure, but there is no guarantee that these techniques will work.

The Fund's asset allocation process may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs.

THE RISKS

The principal risks of investing in the Fund are STOCK MARKET RISK, FOREIGN EXPOSURE RISK, INTEREST RATE RISK, CREDIT RISK, MUNICIPAL SECURITIES RISK and PREPAYMENT RISK. To the extent the portfolio managers invest in HIGH YIELD SECURITIES, the Fund would be subject to HIGH YIELD SECURITIES RISK. Certain portfolio securities are DERIVATIVE SECURITIES that carry DERIVATIVE SECURITIES RISK.

If you would like additional information regarding the Fund's investment strategies and risks, including a description of the terms in BOLD TYPE, please refer to "More on Strategies and Risks" later in this Prospectus.
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                                       5

FUND PERFORMANCE

The bar chart and table opposite illustrate the short-term variability in the Fund's performance.

The bar chart illustrates how the Fund's performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund's highest return for a quarter was 11.77% for the quarter ended
December 31, 1998. The Fund's lowest return for a quarter was -7.06% for the quarter ended September 30, 2001. The Fund's year-to-date return was 0.83% as of March 31, 2002.

The table opposite illustrates how the Fund's average annual returns for different calendar periods compare to the return of the S&P 500 INDEX and the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX (LB AGGREGATE BOND INDEX). The table presents Fund returns net of Fund expenses. It assumes that you redeem your investment in the Fund at the end of each period.

CALENDAR YEAR TOTAL RETURNS
CLASS A SHARES*

[CHART]

1992             7%
1993            14%
1994             3%
1995            28%
1996            11%
1997            18%
1998            17%
1999            13%
2000             5%
2001            -3%

AVERAGE ANNUAL TOTAL RETURN
(AS OF DECEMBER 31, 2001)


                            1 YEAR     5 YEARS    10 YEARS
Total Return Fund           -2.89%       9.78%     10.95%
S&P 500 Index*             -11.91%      10.69%     12.94%
LB Aggregate Bond Index*     8.44%       7.43%      7.23%

Both the bar chart and table assume reinvestment of dividends and distributions. The performance information presented does not include the fees and charges associated with the variable contracts, and returns would have been lower if those fees and charges were included. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

* The returns of the S&P 500 Index and the LB Aggregate Bond Index do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower.

ALL MUTUAL FUNDS USE THE SAME FORMULA TO CALCULATE TOTAL RETURN. TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus


MORE ON STRATEGIES AND RISKS

IMPORTANT DEFINITIONS

THIS SECTION DEFINES IMPORTANT TERMS THAT MAY BE UNFAMILIAR TO AN INVESTOR READING ABOUT THE FUND:

ASSET-BACKED SECURITIES represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card receivables or auto loans.

BANK DEPOSITS are cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

CASH AND CASH EQUIVALENTS are highly liquid and highly rated instruments such as COMMERCIAL PAPER and BANK DEPOSITS.

CERTIFICATES OF DEPOSIT include short-term DEBT SECURITIES issued by banks.

COMMERCIAL PAPER includes short-term DEBT SECURITIES issued by banks, corporations and other borrowers.

CONVERTIBLE SECURITIES may be DEBT OR EQUITY SECURITIES that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

CORPORATE BONDS are DEBT SECURITIES issued by companies.

DEBT OBLIGATIONS OF SUPRANATIONAL AGENCIES are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

DEBT SECURITIES are bonds and other securities that are used by issuers to borrow money from investors. Holders of DEBT SECURITIES have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some DEBT SECURITIES, such as ZERO COUPON OBLIGATIONS, are sold at a discount from their face values instead of paying interest.

DEPOSITARY RECEIPTS represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

DERIVATIVE SECURITIES are securities whose values are based on other securities, currencies or indices and include futures contracts, options (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, swaps, interest-only and principal-only DEBT SECURITIES, certain MORTGAGE-BACKED SECURITIES like collateralized mortgage obligations ("CMOs"), and STRUCTURED AND INDEXED SECURITIES.

DURATION represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the security's sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond's price for every one percent change in the interest rate.

EQUITY SECURITIES may include common stocks, PREFERRED SECURITIES, DEPOSITARY RECEIPTS, CONVERTIBLE SECURITIES and RIGHTS and WARRANTS of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

EURODOLLAR DEPOSITS are deposits issued in U.S. dollars by foreign banks and foreign branches of U.S. banks.

FLOATING AND VARIABLE RATE INSTRUMENTS are securities with floating or variable rates of interest or dividend payments.

FOREIGN DEBT SECURITIES are issued by foreign corporations or governments. They may include the following:

- Eurodollar Bonds, which are dollar-denominated securities issued outside the United States by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

- Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the United States.

-    Securities denominated in currencies other than U.S. dollars

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                                       7


FOREIGN SECURITIES include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. FOREIGN SECURITIES may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

FORWARD CURRENCY TRANSACTIONS involve agreements to exchange one currency for another at a future date.

FUTURES are agreements to buy or sell a specific amount of a commodity, financial instrument or index at a particular price and future date. OPTIONS ON FUTURES give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

GOVERNMENT STRIPPED MORTGAGE-RELATED SECURITIES are MORTGAGE-BACKED SECURITIES that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed certificates.

GROWTH INVESTING involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

HIGH YIELD SECURITIES are DEBT SECURITIES, preferred stock and convertible bonds and convertible preferred stock of corporations rated Ba through C by Moody's or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody's or S&P, are considered by portfolio management to be of equivalent quality. High yield securities include bonds rated below investment-grade, sometimes called "junk bonds", and are considered speculative by the major credit rating agencies.

INVESTMENT-GRADE DEBT SECURITIES are rated Baa or better by Moody's and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MATURITY represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

MONEY MARKET INSTRUMENTS are short-term DEBT SECURITIES of the U.S. government, banks and corporations. The Funds may invest in money market instruments directly or through investments in the GEI Short-Term Investment Fund (Investment Fund).

MORTGAGE-BACKED SECURITIES include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations which are DERIVATIVE SECURITIES that are fully collateralized by a portfolio of mortgages.

MORTGAGE DOLLAR ROLLS are transactions involving the sale of a MORTGAGE-BACKED SECURITY with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

MUNICIPAL OBLIGATIONS are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. They include: (i) MUNICIPAL LEASES, which pay interest that is exempt from both regular federal income taxes and federal alternative minimum taxes; (ii) PARTICIPATION INTERESTS IN MUNICIPAL OBLIGATIONS, which are

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                                       8

GE Investments
Funds, Inc.
Total Return Fund
Prospectus
MORE ON STRATEGIES AND RISKS

proportionate, undivided interests in MUNICIPAL OBLIGATIONS; (iii) municipal obligation components, which are MUNICIPAL OBLIGATIONS that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) CUSTODIAL RECEIPTS ON MUNICIPAL OBLIGATIONS, which evidence ownership of future interest payments, principal payments, or both, on certain MUNICIPAL OBLIGATIONS.

PREFERRED SECURITIES are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

PURCHASING AND WRITING OPTIONS are permitted investment strategies for the Fund. An option is the right to buy (i.e., a "call") or sell (i.e., a "put") securities or other interests for a predetermined price on or before a fixed date. An OPTION ON A SECURITIES INDEX represents the option holder's right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An OPTION ON A FOREIGN CURRENCY represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

REPURCHASE AGREEMENTS (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to the Fund, agreeing to buy them back at a designated price and time -- usually the next day.

RESTRICTED SECURITIES (which include Rule 144A Securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may also be illiquid. ILLIQUID SECURITIES may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SHORT SALES AGAINST THE BOX involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

STRUCTURED AND INDEXED SECURITIES are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

U.S. GOVERNMENT SECURITIES are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All U.S. Government securities are considered highly creditworthy.

VALUE INVESTING involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than those of growth stocks.

VARIABLE RATE SECURITIES, which include FLOATING AND VARIABLE RATE INSTRUMENTS, carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

VARIOUS INVESTMENT TECHNIQUES are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

These techniques may involve DERIVATIVE SECURITIES and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund's portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition. To the extent that the Fund employs these techniques, the Fund would be subject to DERIVATIVE SECURITIES RISK.

WARRANTS are securities that are usually issued together with a bond or preferred stock, that permits the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

WEIGHTED AVERAGE MATURITY represents the length of time in days or years until the average security in a money market or bond fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the Fund. This measure indicates the Fund's sensitivity to changes in interest rates. In general, the longer the fund's average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES are securities that are purchased or sold for delivery and payment at a future date, I.E., beyond the normal settlement date.

ZERO COUPON OBLIGATIONS pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

MORE ON INVESTMENT STRATEGIES

In addition to the Fund's principal investment strategies described earlier in this Prospectus, the Fund is permitted to use other securities investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to use any of these strategies or techniques at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the SAI.

HOLDING CASH AND TEMPORARY DEFENSIVE POSITIONS: Under normal circumstances, the Fund may hold CASH and/or MONEY MARKET INSTRUMENTS (i) pending investment, (ii) for cash management purposes, and (iii) to meet operating expenses. The Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (i) without limit hold CASH AND CASH EQUIVALENTS and/or invest in MONEY MARKET INSTRUMENTS, or (ii) restrict the securities markets in which the Fund's assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund's investment objective and strategies. The Fund may invest in MONEY MARKET INSTRUMENTS directly or indirectly through investment in the GEI Short-Term Investment Fund (Investment Fund). The Investment Fund is advised by GE Asset Management, which charges no advisory fee to the Fund.

To the extent that the Fund holds CASH AND CASH EQUIVALENTS and/or invests in MONEY MARKET INSTRUMENTS, it may not achieve its investment objective.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus
MORE ON STRATEGIES AND RISKS


The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management. Percentage figures refer to the percentage of the Fund's assets that may be invested in accordance with the indicated technique.

 INVESTMENT TECHNIQUES                                                                      TOTAL RETURN FUND
 Borrowing                                                                                  10%
 Repurchase Agreements                                                                      Yes
 Reverse Repurchase Agreements                                                              No
 Restricted and Illiquid Securities                                                         Yes
 Structured and Indexed Securities                                                          Yes
 Purchasing and Writing Securities Options                                                  Yes
 Purchasing and Writing Securities Index Options                                            Yes
 Futures and Options on Futures                                                             Yes
 Forward Currency Transactions                                                              Yes
 Options on Foreign Currencies                                                              Yes
 Maximum Investment in Debt Securities                                                      100%
 Maximum Investment in High Yield Securities                                                30%
 Maximum Investment in Foreign Securities                                                   35%
 When-Issued and Delayed Delivery Securities                                                Yes
 Lending Portfolio Securities                                                               Yes
 Rule 144A Securities                                                                       No
 Debt Obligations of Supranational Agencies                                                 Yes
 Depositary Receipts                                                                        Yes
 Securities of Other Investment Funds                                                       Yes
 Municipal Leases                                                                           No
 Floating and Variable Rate Instruments                                                     Yes
 Participation Interests in Municipal Obligations                                           No
 Zero Coupon Obligations                                                                    Yes
 Municipal Obligation Components                                                            Yes
 Custodial Receipts on Municipal Obligations                                                Yes
 Mortgage Related Securities, including CMOs                                                Yes
 Government Stripped Mortgage Related Securities                                            Yes
 Asset Backed Securities and Receivable-Backed Securities                                   Yes
 Mortgage Dollar Rolls                                                                      Yes
 Short Sales Against the Box                                                                Yes

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                                       11

MORE ON RISKS

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund's risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Total Return Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes -- such as stocks, bonds and cash -- and within an asset class -- such as small-cap and large-cap stocks -- can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

ASSET-BACKED SECURITIES RISK: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because ASSET-BACKED SECURITIES often are secured by the loans underlying the securities, the Fund may lose money if there are defaults in the loans underlying the securities.

CREDIT RISK: The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some INVESTMENT-GRADE DEBT SECURITIES may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

DERIVATIVE SECURITIES RISK: The Fund's use of VARIOUS INVESTMENT TECHNIQUES to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values may involve DERIVATIVE SECURITIES and contracts. Derivative securities and contracts (securities and contracts whose values are based on other securities, currencies or indices) include option contracts (on stocks, indices, currencies, futures contracts or bonds), forward currency exchange contracts, futures contracts, currency and interest rate swap contracts and structured securities.

DERIVATIVE SECURITIES and contracts may be used as a direct investment or as a hedge for the Fund's portfolio or a portion of the portfolio. Hedging involves using a security or contract to offset investment risk. Hedging may include reducing the risk of a position held in a portfolio. Hedging and other investment techniques also may be used to increase the Fund's exposure to a particular investment strategy. If the portfolio managers' judgment of market conditions proves incorrect or the strategy does not correlate well with the Fund's investments, the use of derivatives could result in a loss, regardless of whether the intent was to reduce risk or increase return, and may increase the Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, these derivatives could result in a loss if the counterparty to the transaction does not perform as promised.

The Fund is not obligated to pursue any hedging strategy. In addition, hedging techniques may not be available, may be too costly to be used effectively or may be unable to be used for other reasons. These investments may be considered speculative.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

MORE ON STRATEGIES AND RISKS

EMERGING MARKETS RISK: Emerging market securities bear most FOREIGN EXPOSURE RISKS discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, to the extent that the Fund invests in emerging market countries, it may be required to establish special custody or other arrangements before investing.

FOREIGN EXPOSURE RISK: Investing in FOREIGN SECURITIES, including DEPOSITARY RECEIPTS, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the United States. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in FOREIGN SECURITIES include:

- CURRENCY RISK: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including DEPOSITARY RECEIPTS, also are subject to currency risk based on their related investments.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund's foreign investments.

- REGULATORY RISK: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

HIGH YIELD SECURITIES RISK: Below investment-grade securities, sometimes called "junk bonds," are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund's ability to obtain accurate market quotations when valuing the portfolio securities and calculating the Fund's net asset value. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

ILLIQUID SECURITIES RISK: Illiquid securities may be difficult to resell at approximately the price they are valued in the ordinary course of business in seven days or less. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all, or forgo other investment opportunities, all of which may have an impact on the Fund.

INTEREST RATE RISK: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a
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                                       13

change in interest rates affects the bond's price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other DEBT SECURITIES, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. The municipal securities market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

PREPAYMENT RISK: Prices and yields of MORTGAGE-BACKED SECURITIES assume the securities will be redeemed at a given time. When interest rates decline, MORTGAGE-BACKED SECURITIES experience higher prepayments because the underlying mortgages are repaid earlier than expected. The Fund's portfolio manager may be forced to invest the proceeds from prepaid MORTGAGE-BACKED SECURITIES at lower rates, which results in a lower return for the Fund. When interest rates increase, MORTGAGE-BACKED SECURITIES experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

REPURCHASE AGREEMENT RISK: The Fund entering into a REPURCHASE AGREEMENT may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities might decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

RESTRICTED SECURITIES RISK: RESTRICTED SECURITIES (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling RESTRICTED SECURITIES in privately negotiated transactions may be less than those originally paid by the Fund. Companies whose securities are restricted are not subject to the same investor protection requirements as publicly traded securities.

STOCK MARKET RISK: Stock market risk is the risk that the value of EQUITY SECURITIES may decline. Stock prices change daily in response to company activity and general economic and market conditions. Stock prices may decline in value even during periods when EQUITY SECURITIES in general are rising or may not perform as well as the market in general. Additional stock market risk may be introduced when a particular EQUITY SECURITY is traded on a foreign market. For more detail on the related risks involved in foreign markets, see FOREIGN EXPOSURE RISK above.


STYLE RISK: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.


- GROWTH INVESTING RISK: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth oriented funds will typically underperform when value investing is in favor.

- MID-CAP COMPANY RISK: Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

- SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Smaller

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

MORE ON STRATEGIES AND RISKS

companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

- VALUE INVESTING RISK: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds typically will underperform when growth investing is in favor.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

ABOUT THE INVESTMENT ADVISER

INVESTMENT ADVISER AND ADMINISTRATOR

GE Asset Management Incorporated (GE Asset Management), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, is the investment adviser and administrator of the Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2001, GE Asset Management oversaw $112.2 billion and managed individual and institutional assets of $75.6 billion, of which more than $16.2 billion was invested in mutual funds.

For many years, GE's tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid 1930s, GE pioneered some of the nation's earliest mutual funds, the Elfun Funds -- to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

The fees payable to GE Asset Management in connection with the Total Return Fund, are graduated so that increases in the Fund's average annual net assets may result in a lower fee and decreases in the Fund's average annual net assets may increase the fee.

INVESTMENT MANAGEMENT FEE:

The Fund pays GE Asset Management an investment management fee. The fee is accrued daily and paid monthly up to the following maximum annual fee rates:

Total Return Fund                                                     0.50%

GE Investments
Fund, Inc.
Total Return Fund
Prospectus
ABOUT THE INVESTMENT ADVISER

ABOUT THE PORTFOLIO MANAGERS

DAVID B. CARLSON is a Senior Vice President of GE Asset Management and portfolio manager for the domestic equity portion of the TOTAL RETURN FUND. He has served in this capacity since the Fund's commencement. Mr. Carlson joined GE Asset Management in 1982 as a Securities Analyst for Investment Operations. He became a Vice President for Mutual Fund Portfolios in 1987 and a Senior Vice President in 1989.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management. He manages the overall international equity investments for GE Asset Management. Mr. Layman leads a team of portfolio managers responsible for the international equity portion of the TOTAL RETURN FUND. He has served in this capacity for the TOTAL RETURN FUND since 1997. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became Executive Vice President in 1992.

ROBERT A. MACDOUGALL is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers responsible for the fixed income portion of the TOTAL RETURN FUND. He has served in this capacity for the TOTAL RETURN FUND since 1997. Mr. MacDougall joined GE Asset Management in 1986 as Vice President. He became Senior Vice President of Fixed Income in 1993 and a Director and Executive Vice President of Fixed Income in 1997.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

PURCHASE AND REDEMPTION OF SHARES

GE Investments Funds, Inc. (the Company) does not offer its stock directly to the general public. The Company currently offers each class of its capital stock to separate accounts (the Accounts) of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts (variable contracts) issued through the Accounts by such life insurance companies. Certain of those life insurance companies may be affiliates of the Company or of GE Asset Management. All but one of the Accounts currently is registered as an investment company with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of certain of such subaccounts are invested in the shares of the Fund. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

For each day on which the Fund's net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem its shares based on the instructions of plan trustees or participants. The Account purchases and redeems shares of the Fund at the Fund's net asset value per share calculated as of the day the Fund receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed will be made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the board of directors of the Company will monitor the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of another fund for those of the Fund. This might force the Fund to sell its portfolio securities at a disadvantageous price.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus
PURCHASE AND REDEMPTION OF SHARES

SPECIAL COMPENSATION ARRANGEMENTS

GE Asset Management may pay amounts, from its own resources, to insurance companies whose separate accounts invest in shares of the Fund. These payments are meant to compensate the insurance company for part of the administrative expense of maintaining accounts for and communicating with owners of variable annuity and variable life insurance contracts.

CONTRACT OWNER VOTING RIGHTS

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of the Fund differ from the interests of the Company's other Funds (such as approval of an investment advisory agreement or a change in a Fund's fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to matters for which the 1940 Act requires a shareholder vote, trustees of qualified pension and retirement plans are expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

DIVIDENDS, CAPITAL GAINS AND OTHER TAX INFORMATION

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by it are reinvested in shares of the Fund at the Fund's net asset value.

TAXES

For federal income tax purposes, the Fund is treated as a separate entity from the Company's other Funds. The Fund has elected and intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986 as amended ("Code"). By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to the purchasers of variable contracts, see the attached prospectus or other disclosure document for such contract.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

CALCULATING SHARE VALUE

Fund shares are sold at net asset value (NAV). The NAV of the Fund is calculated at the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NAV per share for the Fund is determined by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of the Fund's outstanding shares.

The Fund's portfolio securities are valued most often on the basis of market quotations. Foreign securities generally are valued on the basis of quotations from the primary market in which they are traded. Some debt securities are valued using dealers and pricing services. Municipal bond valuations are based on prices supplied by a qualified municipal pricing service. Those prices are composed of the mean average of the bid and ask prices on the secondary market. Short-term securities held by the Fund with remaining maturities of sixty days or less are valued on the basis of amortized cost or original cost plus accrued interest. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last traded bid price. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

If quotations are not readily available for any security, or if the value of a security has been materially affected by events occurring after the closing of a market, the security may be valued by using procedures approved by the Fund's board of directors that it believes accurately reflect "fair value."

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available on request.

GE Investments
Funds, Inc.
Total Return Fund
Prospectus
FINANCIAL HIGHLIGHTS


TOTAL RETURN FUND

YEARS ENDED DECEMBER 31                                         2001          2000       1999        1998       1997(c)
INCEPTION DATE                                                       --           --          --          --    7/01/85
Net Asset Value, Beginning of Year                             $  15.51     $  15.86    $  14.66    $  13.21    $  12.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income                                           0.38         0.43        0.34        0.34        0.34
   Net Realized and Unrealized Gains (Losses) on Investments      (0.83)        0.32        1.59        1.90        1.95
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                    (0.45)        0.75        1.93        2.24        2.29
LESS DISTRIBUTIONS FROM
   Dividends (from net investment income)                          0.38         0.44        0.33        0.34        0.34
   Distributions (from capital gains)                              0.19         0.66        0.40        0.45        1.47
TOTAL DISTRIBUTIONS                                                0.57         1.10        0.73        0.79        1.81

NET ASSET VALUE, END OF YEAR                                   $  14.49     $  15.51    $  15.86    $  14.66    $  13.21

TOTAL RETURN (a)                                                  (2.89)%       4.94%      13.25%      17.10%      17.99%
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Year (in thousands)                      $130,757     $130,734    $109,913    $ 72,632    $ 50,007
   Ratios to Average Net Assets:
     Investment Income                                             2.54%        2.84%       2.50%       2.69%       2.56%
     Expenses                                                      0.53%        0.54%       0.56%       0.63%       0.65%
   Portfolio Turnover Rate                                          122%         117%        105%        124%        135%


NOTES TO FINANCIAL HIGHLIGHTS

(a) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(c) GE ASSET MANAGEMENT ASSUMED MANAGEMENT RESPONSIBILITIES FOR THE FUND EFFECTIVE MAY 1, 1997.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

GE Investments
Funds, Inc.
Total Return Fund
Prospectus

IF YOU WISH TO KNOW MORE

YOU WILL FIND ADDITIONAL INFORMATION ABOUT THE GE INVESTMENTS FUNDS INCLUDING THE TOTAL RETURN FUND IN THE FOLLOWING DOCUMENTS:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS: These reports detail the Funds' actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds' last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the Prospectus).

You may visit the SEC's Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Investments Funds, Inc.. Also, you can obtain copies of this information, after paying a duplicating fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE INVESTMENTS FUNDS, INC.

YOU MAY OBTAIN A FREE COPY OF THE SAI OR THE FUNDS' ANNUAL/SEMI-ANNUAL REPORT AND MAKE SHAREHOLDER INQUIRIES BY CONTACTING:

GE Investment Distributors, Inc.
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904
or
Capital Brokerage Corporation
6630 West Broad Street
Ricmond, VA 23230

TELEPHONE 1-800-493-3042

INVESTMENT ADVISER

GE Asset Management Incorporated
P.O. Box 7900
3003 Summer Street
Stamford, CT 06904

TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

DISTRIBUTOR

GE Investment Distributors, Inc.
Member NASD/SIPC

THIS PROSPECTUS MUST BE READ ALONG WITH THE CURRENT PROSPECTUS FOR THE VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY BEING APPLIED FOR.

Investment Company Act file number: 811-04041

GEI-PRO-1

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2002


                           GE INVESTMENTS FUNDS, INC.

                 3003 Summer Street, Stamford, Connecticut 06905
                      For information, call 1.800.493.3042

      -   U.S. Equity Fund                  -   Europe Equity Fund
      -   S&P 500 Index Fund                -   Emerging Markets Fund
      -   Premier Growth Equity Fund        -   Income Fund
      -   Value Equity Fund                 -   Global Income Fund
      -   Mid-Cap Value Equity Fund         -   Total Return Fund
      -   Small-Cap Value Equity Fund       -   Money Market Fund
      -   International Equity Fund         -   Real Estate Securities Fund


     This Statement of Additional Information ("SAI") supplements the information contained in the current Prospectuses of GE Investments Funds, Inc. (the "Company") dated May 1, 2002 (the "Prospectuses"), and should be read in conjunction with the Prospectuses. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing each series of the Company listed above ("Funds") may be obtained without charge by calling the Company at the telephone number listed above.

     The Company's financial statements for the fiscal period ended December 31, 2001, and the Independent Auditor's Report thereon, are incorporated herein by reference to the Company's Annual Report, which may be obtained without charge by calling the Company at the telephone number listed above. Terms that are defined in the Prospectuses shall have the same meanings in this SAI.

                                TABLE OF CONTENTS


              INVESTMENT STRATEGIES AND RISKS               3

              INVESTMENT RESTRICTIONS                      50

              PORTFOLIO TRANSACTIONS AND TURNOVER          57

              MANAGEMENT OF THE COMPANY                    62

              NET ASSET VALUE                              77

              DIVIDENDS, DISTRIBUTIONS AND TAXES           78

              THE FUNDS' PERFORMANCE                       83

              PRINCIPAL STOCKHOLDERS                       88

              FUND HISTORY AND ADDITIONAL INFORMATION      88

              FINANCIAL STATEMENTS                         90

Appendix - Description of Ratings                         A-1

                         INVESTMENT STRATEGIES AND RISKS

     This section discusses the principal investment objectives and principal strategies of the following Funds:

         1.    U.S. EQUITY FUND, a diversified open-end fund
         2.    S&P 500 INDEX FUND, a diversified open-end fund
         3.    PREMIER GROWTH EQUITY FUND, a diversified open-end fund
         4.    VALUE EQUITY FUND, a diversified open-end fund
         5.    MID-CAP VALUE EQUITY FUND, a diversified open-end fund
         6.    SMALL-CAP VALUE EQUITY FUND, a diversified open-end fund
         7.    INTERNATIONAL EQUITY FUND, a diversified open-end fund
         8.    EUROPE EQUITY FUND, a diversified open-end fund
         9.    EMERGING MARKETS FUND, a diversified open-end fund
         10.   INCOME FUND, a diversified open-end fund
         11.   GLOBAL INCOME FUND, a non-diversified open-end fund
         12.   TOTAL RETURN FUND, a diversified open-end fund
         13.   MONEY MARKET FUND, a diversified open-end fund
         14.   REAL ESTATE SECURITIES FUND, a diversified open-end fund

     The principal investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of capital stock of the class related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions as well as the investment policies of each Fund are not fundamental and may be changed by the Company's board of directors without shareholder approval.


     There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the adviser (the "Investment Adviser") to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in either foreign investments or real estate securities.

PRINCIPAL INVESTMENT OBJECTIVES


     U.S. EQUITY FUND. The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of U.S. companies. In pursuing its objective, the Fund, under normal circumstances, will invest at least 80% of its net assets plus borrowings for investment purposes in such equity securities, measured at the time of investment.

     S&P 500 INDEX FUND.(1) The investment objective of the S&P 500 Index Fund is growth of capital and accumulation of income that corresponds to the investment return of the Standard and Poor's 500 Composite Stock Index. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in common stocks comprising that Index, measured at the time of investment.




----------
     (1) The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsibile for and has not participated in the determination of the prices or composition of the S&P 500 Index FunD or the timing of the issuance or sale of the shares of that Fund.
S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     PREMIER GROWTH EQUITY FUND. The investment objective of the Premier Growth Equity Fund is long-term growth of capital and future income rather than current income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a limited number of equity securities, measured at the time of investment. The Fund may invest in large and medium-sized companies that have above-average growth histories and/or growth potential.

     VALUE EQUITY FUND. The investment objective of the Value Equity Fund is long-term growth of capital and future income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes only in equity securities, measured at the time of investment. The Fund may invest in large sized market capitalizations that GE Asset Management Incorporated ("GEAM"), the Fund's investment adviser, considers to be undervalued by the market. Undervalued securities are those selling for low prices given the fundamental characteristics of their issuers.

     MID-CAP VALUE EQUITY FUND. The investment objective of the Mid-Cap Value Equity Fund (formerly named the Value Equity Fund) is long term growth of capital and future income. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid-cap companies, measured at the time of investment. The Fund may invest in companies that the portfolio manager believes are undervalued by the market and have above-average growth potential.

     SMALL-CAP VALUE EQUITY FUND. The investment objective of the Small-Cap Value Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a portfolio of equity securities of small-capitalization companies, measured at the time of INVESTMENT. The Fund may invest in companies that the portfolio manager believes are undervalued by the market but have solid growth prospects and that are traded on U.S. securities exchanges or in the U.S. over-the-counter market. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000 Index.

     INTERNATIONAL EQUITY FUND. The investment objective of the International Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The Fund may invest in securities of companies and governments located in developed and developing countries outside the United States. The Fund intends to position itself broadly among countries, and under normal circumstances, at least 65% of the Fund's assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States.

The International Equity Fund, under normal market conditions, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by GEAM to have a potential for superior growth in sales and earnings.

     EUROPE EQUITY FUND. The investment objective of the Europe Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of companies located in developed European countries, measured at the time of investment.

     EMERGING MARKETS FUND. The investment objective of the Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of issuers that are located in emerging markets countries, as defined in the Prospectuses and measured at the time of investment.

     INCOME FUND. The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. This percentage limitation is measured at the time of investment. Capital appreciation with respect to the Fund's portfolio securities may occur but is not an objective of the Fund. The Fund normally has a weighted average maturity of five to ten years.

     GLOBAL INCOME FUND. The investment objective of the Global Income Fund is high return, emphasizing current income, and, to a lesser extent, capital appreciation. The Fund seeks to achieve this objective by investing primarily in foreign and domestic income bearing debt securities. Under normal market conditions, at least 65% of its total assets will be invested in debt securities of companies or governments representing at least three different countries.

     TOTAL RETURN FUND. The investment objective of the Total Return Fund is the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve this objective, by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time. GEAM has broad latitude in selecting the classes of investments to which the Fund's assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in money market instruments or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested primarily in a combination of equity and investment grade debt instruments.

     MONEY MARKET FUND. The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective, by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the following U.S. dollar denominated, short-term money market instruments: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers; (iii) commercial paper and notes, including those with floating or variable rates of interest; (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks; (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities;
(vi) debt securities issued by foreign issuers; and (vii) repurchase agreements. This percentage limitation is measured at the time of investment.

     REAL ESTATE SECURITIES FUND. The investment objective of the Real Estate Securities Fund is maximum total return through current income and capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, measured at the time of investment. The Fund does not invest directly in real estate.


     The Real Estate Securities Fund is intended for investors who can accept the risks, described below, entailed by indirect investments in real estate.

     An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50% of its total assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools) real estate brokers and developers, companies that manage real estate, and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.


     The Real Estate Securities Fund generally invests in common stocks but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers principally engaged in or related to the real estate industry as well as publicly traded limited partnerships related to the real estate industry. In addition to these securities, the Fund may invest up to 20% of its total assets in equity and debt securities of issuers outside the real estate industry, including all securities and other investments that the Total Return Fund may invest in, such as debt securities and convertible preferred stock and convertible debt securities rated less than BBB by Standard and Poor's or Baa by Moody's. If held in the Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. Lower-rated debt securities and their attendant risks are described in "Investment Strategies and Risks" in this SAI. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks. These include: convertible securities, "when-issued" securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities. These investment practices and attendant risks are described in "Investment Strategies and Risks" in this SAI.


     There are significant risks inherent in the investment objective and policies of the Real Estate Securities Fund. Because of its objective of investing in, among other things, the securities of issuers that own, construct, manage, or sell residential, commercial, or industrial real estate, it is subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates and costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems. Likewise, because of its objective of investing in the securities of issuers whose products and services are related to the real estate industry, it is subject to the risk that the value of such securities will be adversely affected by one or more of the foregoing risks.

     Because the Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes."

     In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time. See "Investment Strategies and Risks" in this SAI for more information about REITs.



                             * * * * * * * * * * * *

     Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective.


     The following tables summarize the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GEAM. Percentage figures refer to the percentage of a Fund's assets that may be invested in accordance with the indicated technique.

                                                         REVERSE     RESTRICTED    STRUCTURED     PURCHASING     PURCHASING
                          BORROWING     REPURCHASE     REPURCHASE        AND       AND INDEXED   AND WRITING    AND WRITING
                                        AGREEMENTS     AGREEMENTS     ILLIQUID     SECURITIES     SECURITIES     SECURITIES
                                                                     SECURITIES                    OPTIONS     INDEX OPTIONS
----------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund           33.33%           Yes            Yes           Yes           No            Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund            20%           Yes            No            Yes           No            Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity      33.33%           Yes            Yes           Yes           No            Yes           Yes
Fund
----------------------------------------------------------------------------------------------------------------------------
Value Equity Fund          33.33%           Yes            Yes           Yes           No            Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity          10%           Yes            No            Yes           No            Yes           Yes
Fund
----------------------------------------------------------------------------------------------------------------------------
Small-Cap Value            33.33%           Yes            Yes           Yes           No            Yes           Yes
Equity Fund
----------------------------------------------------------------------------------------------------------------------------
International Equity          10%           Yes            No            Yes           No            Yes           Yes
Fund
----------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund         33.33%           Yes            Yes           Yes           Yes           Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund      33.33%           Yes            Yes           Yes           No            Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Income Fund                33.33%           Yes            Yes           Yes           Yes           Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Global Income Fund            10%           Yes            No            Yes           Yes           Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Total Return Fund             10%           Yes            No            Yes           Yes           Yes           Yes
----------------------------------------------------------------------------------------------------------------------------
Money Market Fund             10%           Yes            No            Yes           No            No            No
----------------------------------------------------------------------------------------------------------------------------
Real Estate Securities        10%           Yes            No            Yes           Yes           Yes           Yes
Fund
----------------------------------------------------------------------------------------------------------------------------

                                                                        MAXIMUM                             MAXIMUM      WHEN-ISSUED
                           FUTURES AND     FORWARD      OPTIONS ON    INVESTMENT        MAXIMUM          INVESTMENT IN   AND DELAYED
                            OPTIONS ON     CURRENCY      FOREIGN        IN DEBT    INVESTMENT IN HIGH       FOREIGN        DELIVERY
                             FUTURES     TRANSACTIONS   CURRENCIES    SECURITIES    YIELD SECURITIES      SECURITIES      SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund               Yes           Yes           Yes            20%              5%               15%*              Yes
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund             Yes           No            No             20%             None              35%               Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund     Yes           No            No             20%              5%               25%*              Yes
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund              Yes           Yes           Yes            20%              5%               25%*              Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund      Yes           No            No             20%             15%               35%               Yes
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity         No            No            No             20%             10%               10%*              Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund      Yes           Yes           Yes            20%              5%              100%               Yes
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund             Yes           Yes           Yes            20%             15%              100%               Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          Yes           Yes           Yes            35%       10% in BB or B         100%               Yes
                                                                                    by S&P or Ba or
                                                                                    B by Moody's or
                                                                                    equivalent
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                    Yes           Yes           Yes       100%           10% in BB or B          35%*               Yes
                                                                     (maximum of    by S&P or Ba or
                                                                     25% in BBB     B by Moody's or
                                                                     by S&P or      equivalent
                                                                     Baa by
                                                                     Moody's or
                                                                     equivalent)
------------------------------------------------------------------------------------------------------------------------------------
Global Income Fund             Yes           Yes           Yes           100%       25% in BB and B        100%               Yes
                                                                                    by S&P or Ba
                                                                                    and B by
                                                                                    Moody's or
                                                                                    equivalent and
                                                                                    10% in B by S&P
                                                                                    or Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund              Yes           Yes           Yes           100%             30%               35%               Yes
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund              No            No            No            100%            None               20%*              Yes
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities         Yes           No            No            100%             35%               20%               Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------


     *This limitation excludes ADRs, and securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market.

                                                                                                                          PARTICI-
                                                                                                                          PATION
                                                         DEBT                    SECURITIES OF             FLOATING AND  INTERESTS
                             LENDING                 OBLIGATIONS OF                  OTHER                   VARIABLE        IN
                            PORTFOLIO    RULE 144A   SUPRANATIONAL   DEPOSITARY   INVESTMENT    MUNICIPAL     RATE        MUNICIIPAL
                            SECURITIES   SECURITIES    AGENCIES       RECEIPTS      FUNDS        LEASES    INSTRUMENTS   OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund               Yes          Yes          Yes            Yes           Yes          No         No*            No
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund             Yes          No           No             Yes           Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity          Yes          Yes          Yes            Yes           Yes          No         No*            No
Fund
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund              Yes          Yes          Yes            Yes           Yes          No         No*            No
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund      Yes          Yes          Yes            Yes           Yes          No         No*            No
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity         Yes          Yes          Yes            Yes           Yes          No         No*            No
Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund      Yes          Yes          Yes            Yes           Yes          No         No*            No
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund             Yes          Yes          Yes            Yes           Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          Yes          Yes          Yes            Yes           Yes          No         No*            No
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                    Yes          Yes          Yes            Yes           Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Global Income Fund             Yes          Yes          Yes            Yes           Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund              Yes          No           Yes            Yes           Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund              Yes          No           Yes            No            Yes          No         Yes            No
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities         Yes          Yes          Yes            Yes           Yes          No         Yes            No
Fund
------------------------------------------------------------------------------------------------------------------------------------

     * Excludes commercial paper and notes with variable and floating rates of interest.

------------------------------------------------------------------------------------------------------------------------------------
                                                                      MORTGAGE-   GOVERNMENT                                 SHORT
                                                        CUSTODIAL      RELATED     STRIPPED    ASSET- AND                    SALES
                            ZERO COUPON    MUNICIPAL   RECEIPTS ON   SECURITIES   MORTGAGE-    RECEIVABLE-     MORTGAGE     AGAINST
                            OBLIGATIONS   OBLIGATION    MUNICIPAL     INCLUDING    RELATED       BACKED      DOLLAR ROLLS     THE
                                          COMPONENTS   OBLIGATIONS      CMOS      SECURITIES   SECURITIES                     BOX
------------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                Yes           No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund              No            No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
Premier Growth Equity           No            No           No            Yes          No           No             No          Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund               No            No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund       Yes           No           No            Yes          Yes          Yes            Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity          No            No           No            Yes          No           No             No          Yes
Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund       No            No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
Europe Equity Fund              No            No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund           No            No           No            Yes          No           No             No          Yes
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                     Yes           No           No            Yes          Yes          Yes            Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
Global Income Fund              Yes           No           No            Yes          Yes          Yes            Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund               Yes           Yes          Yes           Yes          Yes          Yes            Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund               No            No           No            Yes          No           Yes            No          No
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund     No            No           No            Yes          Yes          Yes            Yes         Yes
------------------------------------------------------------------------------------------------------------------------------------

     MONEY MARKET FUND INVESTMENTS. The Money Market Fund limits its portfolio investments to securities that the Company's board of directors determines present minimal credit risk and that are "Eligible Securities" at the time of acquisition by the Fund. "Eligible Securities" means securities rated by the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (1) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (2) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. Currently, five organizations are
NRSROs: S&P, Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc., Duff and Phelps, Inc. and Thomson BankWatch Inc. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

     The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, the Fund may not invest more than 5% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, "Second Tier Securities"), and may not invest more than the greater of $1,000,000 or 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but not more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, so long as (1) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (2) the Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the board of directors. The Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 20% of the Fund's total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs and securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange or traded on the Nasdaq National Market or the Nasdaq Small-Cap Market. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The assets of the Fund are valued on the basis of amortized cost, as described below under "Net Asset Value." The Fund also may hold liquid 144A Securities (see "Restricted and Other Illiquid Securities").

     MONEY MARKET INSTRUMENTS. The types of money market instruments in which each Fund, other than the Money Market Fund, may invest directly or indirectly through its investment in the GEI Short-Term Investment Fund (the "Investment Fund"), described below, are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

     Each Fund, other than the Money Market Fund, may also invest in the Investment Fund, an investment fund created specifically to serve as a vehicle for the collective investment of cash balances of the Funds (other than the Money Market Fund) and other accounts advised by GEAM. The Investment Fund invests exclusively in the money market instruments described in (i) through
(vii) above. The Investment Fund is advised by GEAM. No advisory fee is charged by GEAM to the Investment Fund, nor will a Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the Investment Fund. Each Fund, other than the Money Market Fund, may invest up to 25% of its assets in the Investment Fund.

     Each of the Funds may invest in the following types of Government
Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States, whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury or are supported solely by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the Investment Adviser determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

     Each Fund, other than the Money Market Fund, may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund, other than the Money Market Fund, may be rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO, or if unrated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody's and S&P is contained in the Appendix. At no time will the investments of a Fund, other than the Money Market Fund, in bank obligations, including time deposits, exceed 25% of the value of the Fund's total assets.


     TEMPORARY DEFENSIVE POSITIONS. During periods when the Investment Adviser believes there are unstable market, economic, political or currency conditions domestically or abroad, the Investment Adviser may assume, on behalf of a Fund (other than the S&P 500 Index Fund), a temporary defensive posture and (i) without limitation hold cash and/or invest in money market instruments, or (ii) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by the Investment Adviser to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash and/or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund, other than the Money Market Fund, holds cash or invests in money market instruments, it may not achieve its investment objective. For temporary defensive purposes, the Premier Growth Equity Fund may invest in fixed income securities without limitation.

     BANK OBLIGATIONS. Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.


     A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.


     DEBT INSTRUMENTS. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

     RATINGS AS INVESTMENT CRITERIA. The ratings of "NRSROs" such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the Investment Adviser as initial criteria for the selection of portfolio securities on behalf of the Funds, the Investment Adviser also relies upon its own analysis to evaluate potential investments.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the Investment Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, unless the board of directors determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

     CERTAIN INVESTMENT-GRADE DEBT OBLIGATIONS. Although obligations rated BBB by S&P or Baa by Moody's are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

     U.S. GOVERNMENT DEBT SECURITIES. Each of the Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Import-Export Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality. Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, a Fund only invests in U.S. Government securities when the Investment Adviser determines that the credit risk associated with the obligation is suitable for the Fund.


     CUSTODY RECEIPTS. Each of the Funds may also acquire U.S. Government securities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. For certain securities law purposes, custody receipts are not considered U.S. Government securities.


     BELOW INVESTMENT-GRADE DEBT SECURITIES. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as "junk bonds"). Below investment-grade and comparable unrated securities (collectively referred to as "below investment-grade" securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

     The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Company's ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund's net asset value.


     ZERO COUPON OBLIGATIONS. Certain Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

     STRUCTURED AND INDEXED SECURITIES. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators ("reference instruments"). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Funds will bear the market risk of the reference instrument.

     ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Certain Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including "Certificates for Automobile Receivables" ("CARs(SM)") and interests in pools of credit card receivables. CARs(SM) represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

     An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, these Funds may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the availability of deficiency judgments following these sales, because of depreciation, damage or loss of a vehicle, because of the application of Federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with each of these Funds' investment objective and policies and subject to the review and approval of the Board, these Funds may also invest in other types of asset-backed and receivable-backed securities.


     MORTGAGE RELATED SECURITIES. Certain Funds may invest in mortgage related securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

     The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

     Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

     Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The Investment Adviser assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

     Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in these Funds. The occurrence of mortgage prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Funds. Because prepayments of principal generally occur when interest rates are declining the Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund's yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income-securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

     Because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets, asset-backed securities present certain additional risks that are not present with mortgage related securities. Revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

     GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either period principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage related certificates issued by GNMA, FHLMC or FNMA. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Investment Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

     Investing in government stripped mortgage related securities involves all of the risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage related securities and increasing the yield to maturity on principal-only government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds not fully recovering their initial investment in an interest-only government stripped mortgage related security. The sensitivity of an interest-only security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of characteristics of the principal portion to which they relate.

     Government stripped mortgage related securities are currently traded over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities if a secondary market exists for the securities at the time of purchase. Except for government stripped mortgage related securities based on fixed rate FHLMC and FNMA mortgage certificates meeting certain liquidity criteria established by the Company's Board of Directors, the Funds treat government stripped mortgage related securities as illiquid and will limit each of these Funds' investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

     ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES. The Total Return Fund, Real Estate Securities Fund, Global Income Fund, Mid-Cap Value Equity Fund and Income Fund may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities ("ARMs") have interest rates that reset at periodic intervals. Acquiring ARMs permits a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or "caps") for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds' net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Certain Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.


     GNMA CERTIFICATES. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. GNMA guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate.


     MORTGAGE DOLLAR ROLLS. Certain Funds may, with respect to up to 25% of their total assets, enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Investment Adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.


     For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.


     REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by the Investment Adviser to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Investment Adviser also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.


     Certain Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund's securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund's obligations with respect to reverse repurchase agreements are segregated and maintained with the Company's custodian or designated sub-custodian.

     A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


     RESTRICTED AND OTHER ILLIQUID SECURITIES. The Investment Adviser is responsible for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The S&P 500 Index Fund, Money Market Fund and Total Return Fund will each not purchase or otherwise acquire any investment, if as a result, more than 10% of its net assets (taken at current value) would be invested in illiquid investments. The International Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund, Real Estate Securities Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, Europe Equity Fund, Emerging Markets Fund, and Global Income Fund will each not purchase or otherwise acquire any investment, if as a result, more than 15% of its total assets (taken at current value) would be invested in illiquid investments. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933 (the "1933 Act").

     The International Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund, Real Estate Securities Fund, Value Equity Fund, Mid-Cap Value Equity Fund, Small-Cap Value Equity Fund, Europe Equity Fund, Emerging Markets Fund and Global Income Fund may invest in restricted securities. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and that are determined to be liquid by the Fund's board of directors or by the adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund's holdings of those securities may become illiquid. Purchases by these Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.


     RULE 144A SECURITIES. Certain Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund's limitation on the purchase of illiquid securities, unless the Company's Board of Directors determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund's purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors the Investment Adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and the Investment Adviser cannot predict how this market will develop.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund's when-issued or delayed-delivery purchase commitments will be segregated with the Company's custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

     Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund's net asset value.

     When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


     WARRANTS. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by a Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

     FOREIGN INVESTMENTS. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United Sates and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.


     Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

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     Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

     In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

     DEPOSITARY RECEIPTS. Many securities of foreign issuers are represented by depositary receipts such as ADRs, EDRs and GDRs. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs, but are designed for use in non-U.S. securities markets. Depositary receipts are not necessarily quoted in the same currency as the underlying security. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis.

     Certain Funds may invest in securities of foreign issuers in the form of ADRs, and European Depository Receipts {"EDRs"). ADRs represent the right to receive foreign securities deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


     Depositary receipts do not eliminate all the risk inherent in investing in foreign securities. To the extent that a Fund acquires depositary receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the depositary receipts to issue and service such depositary receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depositary receipts, rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales.

     FOREIGN GOVERNMENT SECURITIES. Each of the Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due and the Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.


     SUPRANATIONAL AGENCIES. Each of the Funds, except the S&P 500 Index Fund, may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank, which was chartered to finance development projects in developing member countries), the European Community, which is a twelve-nation organization engaged in cooperative economic activities, the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.


     EMERGING MARKETS. The Total Return Fund, Income Fund, International Equity Fund, the Emerging Markets Fund and the Global Income Fund may invest substantial portions of their portfolios in securities of issuers located in countries with emerging economies and/or securities markets. The S&P 500 Index Fund, U.S. Equity Fund, Premier Growth Equity Fund and Mid-Cap Value Equity Fund may invest up to 5% of their total assets in such securities. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the funds' investments in those countries and the availability to a Fund of additional investments in those countries.

     The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, these Funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of these Funds to invest in securities of certain issuers located in those countries.

     CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

     FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund, other than the Money Market Fund, may have currency exposure independent of their securities positions, the value of the assets of these Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments quoted or denominated in a particular currency, the Fund's exposure to adverse developments affecting the value of such currency will increase. The International Equity Fund and the Global Income Fund often have substantial currency exposure both from investments quoted or denominated in foreign currencies and from their currency positions.

     Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund is more susceptible to the risk of adverse economic and political developments within those countries.


     In addition to investing in securities denominated or quoted in a foreign currency, each Fund, other than the Money Market Fund, may engage in some or all of the foreign currency management practices described below. Each also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These Funds will incur costs in connection with conversions between various currencies.


     Certain funds may utilize forward currency transactions such as engaging in a forward foreign currency exchange contract. For example, a Fund may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to help protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of securities, but it does establish a rate of exchange that can be achieved in the future.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. Deposits or commissions may be involved, however. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     The Income Fund, U.S. Equity Fund, International Equity Fund, Total Return Fund, and Global Income Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Funds may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


     Additionally, when an Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of these Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

     The Income Fund, U.S. Equity Fund, International Equity Fund, Total Return Fund, and the Global Income Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Income Fund, U.S. Equity Fund, International Equity Fund, Total Return Fund, and Global Income Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the Investment Adviser determines that there is a pattern of correlation between the two currencies. The International Equity Fund, Total Return Fund and Global Income Fund also may purchase and sell forward contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Funds.


     Each of the Funds may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

     The Company's custodian will segregate cash or other liquid assets in an amount equal to the value of a Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Fund's commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis. Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While the Income Fund, U.S. Equity Fund, International Equity Fund, Total Return Fund, and Global Income Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. Likewise, to the extent that the International Equity Fund, Total Return Fund, and Global Income Fund enter into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

     As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the Total Return Fund, International Equity Fund and Global Income Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

     INTEREST RATE SWAPS AND CURRENCY SWAPS. The Total Return Fund, International Equity Fund and the Global Income Fund may enter into currency swaps for both hedging purposes and to seek to increase total return. The Total Return Fund, and Global Income Fund may enter into interest rate swaps for these purposes. These Funds typically use interest rate swaps to shorten the effective duration of their portfolios. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Since currency swaps and interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its fund investments and its swap positions entered into for hedging purposes.


     The Total Return and Global Income Fund only enter into interest rate swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

     The use of interest rate and currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Total Return Fund, International Equity Fund or the Global Income Fund would be less favorable than it would have been if swaps were not used. Inasmuch as swaps are entered into for good faith hedging purposes (or are offset by a segregated account as described below), the Company and the Investment Adviser believe that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each currency swap will be accrued on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Company's custodian. An amount of cash or liquid assets having an aggregate net asset value at least equal to the entire amount of payment stream payable by the Total Return Fund and Global Income Fund pursuant to an interest rate swap will be segregated with the Company's custodian. These Funds do not enter into any interest rate or currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, the Company will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the SEC staff takes the position that currency swaps are illiquid investment subject to a Fund's limitation on such investments.

     LENDING PORTFOLIO SECURITIES. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a Fund's assets taken at value (20% with respect to S&P 500 Index Fund, Mid-Cap Value Equity Fund, International Equity Fund, Global Income Fund, Total Return Fund, Money Market Fund and Real Estate Securities Fund). The Fund's loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a Fund's loans of securities are segregated and maintained at all times with the Company's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, which, like those associated with other extensions of credit, include possible loss of rights in the collateral should the borrower fail financially.


     If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Company's board of directors must terminate the loan and regain the right to vote the securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."


     SECURITIES OF OTHER INVESTMENT COMPANIES. Certain Funds may invest in investment funds that invest principally in securities in which the Fund is authorized to invest. Currently, under the 1940 Act, a Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investments by a Fund (other than the Money Market Fund) in the Investment Fund are not considered an investment in another investment company for purposes of this restriction. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees.


     WEBS AND OTHER INDEX-RELATED SECURITIES. Those Funds that are permitted to invest in other investment companies and in foreign securities may invest in shares in a particular series issued by Foreign Fund, Inc., an investment company whose shares also are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. These Funds also may invest in shares in a particular series issued by CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS.


     Each of the Mid-Cap Value Equity Fund, the U.S. Equity Fund, the Premier Growth Equity Fund, and the Total Return Fund may invest in Standard & Poor's Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A Fund investing in a SPDR would be entitled to dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund's net assets.

     COVERED OPTION WRITING. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.


     The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Company's custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Company's custodian or with a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Company's custodian or with a designated sub-custodian).

     The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. The Adviser expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the over-the-counter market.

     A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio's position being offset by a loss on the hedge position.


     A Fund will engage in hedging transactions only when deemed advisable by the Investment Adviser. Successful use by a Fund of options will depend on the Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.

     SECURITIES INDEX OPTIONS. In seeking to hedge all or a portion of its investments, each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the Fund's portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.


     A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

     The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

     The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the Adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Adviser desires that a Fund engage in such a transaction.

     OVER-THE-COUNTER ("OTC") OPTIONS. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.


     Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.


     OPTIONS ON FOREIGN CURRENCIES. Each Fund, other than the Premier Growth Equity Fund and the Money Market Fund, may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the over-the-counter market. The Company will limit the premiums paid on a Fund's options on foreign currencies to 5% of the value of the Fund's total assets.


     Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counter party default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund's position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

     Options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.


     FUTURES AND OPTIONS ON FUTURES. Each Fund, other than the Money Market Fund, may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved. No Fund will enter into a transaction involving futures and options on futures for speculative purposes.


     An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

     A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized losses or profits on futures contracts or options on futures contracts into which it has entered. The current view of the staff of the SEC is that a Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the Company's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate potential leveraging.

     No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount will be segregated with the Company's custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     If a Fund has hedged against the possibility of an increase in interest rates and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

     An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.


     The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade in which they were entered, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund's performance.


     Although the Company intends that the Funds enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

     MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer.


     Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Company nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel. The Strategic Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Funds should any of the related projects or facilities experience financial difficulties.

     Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

     Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

     Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Company nor the Adviser can predict with certainty the effect of recent tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Company nor the Adviser can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Company monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of Municipal Obligations for investment by the Tax-Exempt Fund so as to affect the Fund's shareholders adversely, the Company will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to the Fund's shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable for federal income tax purposes, the Company would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

     MUNICIPAL LEASES. Municipal leases are Municipal Obligations that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes and state income taxes within the state of issuance. Although municipal lease obligations do not normally constitute general obligations of the municipality, a lease obligation is ordinarily backed by the municipality's agreement to make the payments due under the lease obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with Municipal Obligations. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with other Municipal Obligations. Some municipal lease obligations may be, and could become, illiquid. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

     Municipal lease obligations may be deemed to be illiquid as determined by or in accordance with methods adopted by the board of directors. In determining the liquidity and appropriate valuation of a municipal lease obligation, the following factors relating to the security are considered, among others: (1) the frequency of trades and quotes; (2) the number of dealers willing to purchase or sell the security; (3) the willingness of dealers to undertake to make a market;
(4) the nature of the marketplace trades; and (5) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

     Municipal leases held by a Fund will be considered illiquid securities unless the board of directors determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the Adviser to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the Adviser determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

     Municipal leases that a Fund may acquire will be both rated and unrated. Rated leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the Adviser deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the board of directors.

     To limit the risks associated with municipal leases, a Fund will invest no more than 5% of its total assets in those leases. In addition, a Fund will purchase lease obligations that contain non-appropriation clauses when the lease payments will commence amortization of principal at an early date resulting in an average life of five years or less for the lease obligation.


     FLOATING AND VARIABLE RATE INSTRUMENTS. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

     The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.


     Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

     Certain Funds may purchase floating and variable rate demand bonds and notes, which are Municipal Obligations ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund's right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by the Adviser for the purchase of Municipal Obligations. The Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund's portfolio.

     PARTICIPATION INTERESTS. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the board of directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. The Company intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

     MUNICIPAL OBLIGATION COMPONENTS. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.


     CUSTODY RECEIPTS. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Municipal Obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

     SHORT SALES AGAINST THE BOX. Certain Funds may sell securities "short against the box." Whereas a short sale is the sale of a security a Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS FOR ALL FUNDS OTHER THAN VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

     The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change. Except where otherwise noted, each Fund may not:

1. Issue senior securities except: (a) to the extent that borrowings under paragraph (10) below exceeding 5% may be deemed to be senior securities under the 1940 Act, or (b) in connection with investments of certain Funds in options and futures contracts.

2. As to 75% of its total assets, invest more than 5% of its total assets taken at market value at the time of each investment in the securities (other than United States government or government agency securities) of any one issuer (including repurchase agreements with any one bank). For purposes of this restriction, an issuer includes the government (including agencies and instrumentalities thereof) of any country other than the United States. This restriction does not apply to the Global Income Fund.

3. For Funds other than Income Fund, U.S. Equity Fund and Premier Growth Equity Fund, purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer; or (ii) 10% of the outstanding voting securities of an issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or its agencies, bank money market instruments or bank repurchase agreements. The Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not purchase more than 10% of the voting securities of any single issuer or more than 10% of the outstanding securities of any class of any single issuer, except that these restrictions do not apply to: (i) U.S. Government securities, or (ii) up to 25% of the total assets of these three Funds. For the purposes of these restrictions, a foreign government and its agencies and instrumentalities are treated as a single issuer.

4. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction. For purposes of this restriction, the term industry includes (a) the government (including agencies and instrumentalities thereof) of any country other than the United States, and (b) any supranational entity (including agencies and instrumentalities thereof). This restriction does not apply to the Real Estate Securities Fund.

5. Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities including securities secured by a mortgage or a leasehold interest or other interest in real estate. A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

6. Purchase securities which are subject to legal or contractual delays in or restrictions on resale. This restriction does not apply to the International Equity Fund, the Real Estate Securities Fund, Mid-Cap Value Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund or Global Income Fund.

7. Purchase any securities on margin except: (a) that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, or (b) in connection with investments of Funds in options and futures contracts.

8. Make loans, except as provided in (9) below and except through the purchase of obligations in private placements (the purchase of publicly traded obligations not being considered the making of a loan).

9. Lend its portfolio securities in excess of 20% of its total assets (30% of total assets for the Income Fund, U.S. Equity Fund and Premier Growth Equity Fund), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the Fund's guidelines.

10. Borrow amounts in excess of 10% (20% in the case of the S&P 500 Index Fund; 33.33% in the case of Income Fund, U.S. Equity Fund, Premier Growth Equity
     Fund) of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For these purposes, the Income Fund, U.S. Equity Fund and Premier Growth Equity Fund also may borrow via reverse repurchase agreements. The International Equity Fund, however, may borrow amounts up to an additional 10% of is net asset value from banks to increase is holdings of portfolio investments.

11. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in options and futures contracts.

12. Underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

13. Invest more than 10% of its net assets (15% of total assets for the International Equity Fund, Real Estate Securities Fund, Mid-Cap Value Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund and Global Income Fund) in repurchase agreements maturing in more than seven days and other illiquid investments.

NON-FUNDAMENTAL RESTRICTIONS FOR ALL FUNDS OTHER THAN VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

     The Company has also adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the board of directors without shareholder approval. Under these restrictions, each Fund may not:

1. Invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value, would be invested in such securities. This restriction is not applicable to the Total Return Fund, S&P 500 Index Fund, International Equity Fund, Mid-Cap Value Equity Fund, Income Fund, Premier Growth Equity Fund and Global Income Fund.

2. Purchase securities of other investment companies if, as a result thereof, the Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Fund's assets would be invested in any one investment company, or more than a total of 10% of the Fund's assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities. These limitations also do not apply to investment by the Funds in shares of GEI Short-Term Investment Fund as permitted by an exemptive order issued by the SEC.

3. Purchase or sell interests in commodities, or commodity contracts, except that certain Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts.


4. Invest more than 30% (20% for the Real Estate Securities Fund) of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody's or Standard & Poor's.


5. The Money Market Fund may not invest more than 5% of its total assets (taken at amortized cost at the time of each investment) in the securities of any single issuer (including repurchase agreements with any one bank) except U.S. Government securities or repurchase agreements collateralized by such securities.

6. The S&P 500 Index Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Mid-Cap Value Equity Fund, Income Fund, U.S. Equity Fund, Premier Growth Equity Fund and Global Income Fund may not enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of is total assets.

7. Make additional investments when borrowings (including reverse repurchase agreements) exceed 5% of is total assets. This restriction does not apply to the International Equity Fund.

8. The Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund holds the securities sold short or may obtain such securities (in an amount equal to the short position) without payment of any consideration.

NOTES TO INVESTMENT RESTRICTIONS FOR ALL FUNDS OTHER THAN VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

     The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction number 4, the Company may use the industry classifications reflected by the S&P 500 Composite Stock Price Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

FUNDAMENTAL RESTRICTIONS FOR VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

1. No Fund may borrow money, except that the Funds may enter into reverse repurchase agreements, and except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a Fund's total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

2. No Fund may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. No Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund's total assets would be invested in the securities of the issuer, except that (a) up to 25% of the value of the total assets of each Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. No Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Fund's investments in Government Securities and (b) up to 25% of the value of the assets of a Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. No Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations.

6. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

7. No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages,
     (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8. No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. No Fund may purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

10. No Fund may invest in commodities except that each Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this SAI and in the Prospectus.

NON-FUNDAMENTAL RESTRICTIONS FOR VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

1. No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures.

2. No Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

3. No Fund may invest in companies for the purpose of exercising control or management.

4. No Fund may purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

5. No Fund may purchase illiquid securities if more than 15% of the total assets of the Fund would be invested in illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

6. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"), that have been determined to be liquid by the Board based upon the trading markets for the securities.

7. No Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

NOTES TO INVESTMENT RESTRICTIONS FOR ALL FUNDS OTHER THAN VALUE EQUITY FUND, SMALL-CAP VALUE EQUITY FUND, EUROPE EQUITY FUND, AND EMERGING MARKETS FUND

     The percentage limitations in the restrictions listed above apply at the time of purchases of securities. For purposes of fundamental investment restriction No. 5, the Company may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

     With respect to non-fundamental investment restriction No. 2, investments by the Funds in the Investment Fund is not considered an investment in another investment company for purposes of this restriction.


NON-FUNDAMENTAL RESTRICTIONS FOR ALL FUNDS OTHER THAN GLOBAL INCOME FUND AND TOTAL RETURN FUND

     Each of the Funds, with the exception of the Global Income Fund and Total Return Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of the Funds will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

     Decisions to buy and sell securities for each Fund are made by the Adviser, subject to review by the Fund's board of directors. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     The following table shows the amount of brokerage commissions paid by each Fund over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in the Investment Manager's outlook.


----------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL BROKERAGE COMMISSIONS PAID
                                                                             YEAR ENDED DECEMBER 31
FUND                                                               2001                2000               1999
----------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                                 $137,365            $ 88,481           $ 46,881
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                               $ 42,991            $ 41,267           $ 73,918
----------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund                                       $ 71,441            $ 65,952           $ 34,230
----------------------------------------------------------------------------------------------------------------------
Value Equity Fund                                                $ 25,592            $ 11,058              N/A
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                                        $328,108            $301,355           $100,546
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                                      $ 89,658            $ 78,480              N/A
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                                        $ 79,706            $133,461           $103,780
----------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                                                  N/A                 N/A                N/A
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                               N/A                 N/A                N/A
----------------------------------------------------------------------------------------------------------------------
Income Fund                                                         N/A                 N/A                N/A
----------------------------------------------------------------------------------------------------------------------
Global Income Fund                                                  N/A                 N/A                N/A
----------------------------------------------------------------------------------------------------------------------
Total Return Fund                                                $ 69,772            $ 77,399           $ 55,826
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                                   N/A                 N/A                N/A
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                                      $ 89,658            $108,296           $ 55,826
----------------------------------------------------------------------------------------------------------------------

     In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Investment Advisers seek the most favorable terms available under the circumstances ("best execution"). In assessing the overall terms available to ensure best execution for any transaction, an Adviser considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

     In addition, the investment advisory agreement between the Company and GEAM relating to each Fund authorizes the Investment Advisers, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which an Adviser or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services.


     Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to the Advisers in servicing that Fund as well as all of the Adviser's accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the Federal Securities Laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services. In addition, subject to the overall policy of best execution, the Adviser may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund.

     The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of transactions involved during the fiscal period ended December 31, 2001.



----------------------------------------------------------------------------------------------------------------------
                                                AMOUNT OF TRANSACTIONS
                                           TO FIRMS PROVIDING BROKERAGE AND             AMOUNT OF COMMISSIONS
FUND                                               RESEARCH SERVICES                    ON THOSE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                      $10,185,636                              $11,046
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                        N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund                            $ 5,404,298                              $ 7,414
----------------------------------------------------------------------------------------------------------------------
Value Equity Fund                                     $ 2,655,221                              $ 2,361
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                             $35,046,874                              $56,226
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                               N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                             $ 5,488,859                              $11,564
----------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                                        N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                     N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Income Fund                                               N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Global Income Fund                                        N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Total Return Fund                                     $ 4,713,654                              $ 7,169
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                         N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                               N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------


     The board of directors periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or an Adviser is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.


     The Investment Advisers may select broker-dealers who are affiliated with the Company or the Investment Adviser. All brokerage commissions paid to affiliates will be fair and reasonable. The Company's board of directors has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the board of directors, transactions for a Fund may be executed through the Distributor, if, in the judgment of the Adviser, the use of the Distributor is likely to result in price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a portfolio turnover rate of 100% would mean that all of a Fund's securities (except those excluded from the calculation) were replaced once in a period of one year. Certain of the Fund's investment strategies may result in the Fund having a high portfolio turnover rate. High portfolio turnover may cause a Fund to experience increased transaction costs, brokerage expenses and other acquisition costs. The following table provides the portfolio turnover rates for each Fund (except the Money Market Fund) for the fiscal periods ended December 31, 2001 and December 31, 2000:



----------------------------------------------------------------------------------------------------------------------
                                           PORTFOLIO TURNOVER RATE PERIOD         PORTFOLIO TURNOVER RATE PERIOD
FUND                                              ENDED 12/31/01                           ENDED 12/31/00
----------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                                          48%                                    40%
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                                         7%                                     5%
----------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund                                21%                                    21%
----------------------------------------------------------------------------------------------------------------------
Value Equity Fund                                        103%                                    28%
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                                 42%                                    95%
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                              130%                                   111%
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                                 42%                                    49%
----------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                                       N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                    N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Income Fund                                              278%                                   234%
----------------------------------------------------------------------------------------------------------------------
Global Income Fund                                       125%                                   177%
----------------------------------------------------------------------------------------------------------------------
Total Return Fund                                        122%                                   117%
----------------------------------------------------------------------------------------------------------------------
Money Market Fund                                        N/A                                    N/A
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                               49%                                    56%
----------------------------------------------------------------------------------------------------------------------

     The Investment Adviser does not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund's investment objective and policies. Because the rate of portfolio turnover is not a limiting factor, however, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. As a result, the annual portfolio turnover rates in future years may exceed the percentages shown below. Turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements resulting from fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the Investment Adviser's outlook.


     Because short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments usually are effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund paying higher brokerage commissions.

                            MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

     The board of directors oversees the business affairs of the Company. The directors approve all significant agreements between the Company and the persons and companies that furnish services to the Funds, including agreements with the Funds' Adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GEAM.


     The name, address, positions held, principal occupation during the past five years, number of portfolios in fund complex overseen and other directorships held by each director and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested director are shown below. Each person named as a director also may serve in a similar capacity for other Funds advised by GEAM. The executive officers of the Company are employees of organizations that provide services to the Funds. The business address of each Director and executive officer who is an "interested person" (as defined in the 1940 Act) is 3003 Summer Street, Stamford, Connecticut 06905.

                   INTERESTED DIRECTORS AND EXECUTIVE OFFICERS


                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                      TERM OF OFFICE                                         FUND COMPLEX
NAME, ADDRESS AND       POSITION(S)    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY     OTHER DIRECTORSHIPS
       AGE            HELD WITH FUND    TIME SERVED               PAST 5 YEARS                 DIRECTOR         HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Cosgrove    Chairman of    Until successor    President, GE Asset Management            64       Chairman of the Board,
        51            the Board and    is elected and  Services division ("GEAMS") of GE                    Chief Executive Officer
                        President      qualified - 8    Financial Assurance Holdings, Inc.,                  and President of GE
                                           years       an indirect wholly-owned subsidiary                  Investment Distributors,
                                                          of General Electric Company                          Inc., a registered
                                                        ("GE"), since February 1997; Vice                     broker-dealer, since
                                                        President, GE Capital Corporation,                    1993; Chairman of the
                                                       an indirect wholly-owned subsidiary                       Board and Chief
                                                          of GE, since December 1999;                        Executive Officer of GE
                                                        Executive Vice President - Mutual                      Retirement Services,
                                                          Funds of GEAM, a wholly-owned                          Inc., since 1998;
                                                       subsidiary of GE that is registered                    Chairman of the Board
                                                       as an investment adviser under the                      and President of GE
                                                       Investment Advisers Act of 1940, as                    Funds since 1993, GE
                                                           amended, since March 1993;                        Institutional Funds and
                                                          Director of GEAM since 1988                       GE LifeStyle Funds since
                                                                                                              1997; Trustee of Elfun
                                                                                                               Funds, GE Savings &
                                                                                                               Security Funds and
                                                                                                            General Electric Pension
                                                                                                                Trust since 1988;
                                                                                                              Chairman of the Board
                                                                                                               and Chief Executive
                                                                                                              Officer of Centurion
                                                                                                                Funds, Inc. since
                                                                                                             December 2001; Director
                                                                                                              of Centurion Capital
                                                                                                                Management Corp.,
                                                                                                             Centurion Capital Group
                                                                                                              Inc., Centurion Trust
                                                                                                               Company, Centurion
                                                                                                            Financial Advisers Inc.,
                                                                                                                 Centurion-Hinds
                                                                                                              Investment Management
                                                                                                                    Corp. and
                                                                                                                 Centurion-Hesse
                                                                                                              Investment Management
                                                                                                              Corp. since December
                                                                                                                      2001.

   Alan M. Lewis      Director and    Until successor  Executive Vice President, General           64         Trustee and Executive
        54           Executive Vice    is elected and    Counsel and Secretary of GEAM                        Vice President of GE
                        President      qualified - 8               since 1987                                Funds since 1993 and GE
                                           years                                                             Institutional Funds and
                                                                                                            GE LifeStyle Funds since
                                                                                                             1997; Trustee of Elfun
                                                                                                               Funds, GE Savings &
                                                                                                               Security Funds and
                                                                                                            General Electric Pension
                                                                                                                Trust since 1987.

                                       64

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                       TERM OF OFFICE                                         FUND COMPLEX
NAME, ADDRESS AND     POSITION(S)      AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     OTHER DIRECTORSHIPS
       AGE           HELD WITH FUND     TIME SERVED                PAST 5 YEARS                 DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
 Michael Tansley       Treasurer      Until successor   Manager of Fund Administration at         N/A                  N/A
       36                              is elected and   GEAM since May 1998; from 1990 to
                                       qualified - 2        May 1998, Mr. Tansley held
                                           years             various positions in the
                                                        Investment Company Services Group
                                                          of PricewaterhouseCoopers LLP,
                                                             New York (formerly Price
                                                         Waterhouse LLP); Treasurer of GE
                                                        Institutional Funds, GE LifeStyle
                                                        Funds, GE Investments Funds, Inc.
                                                         since 1999; Assistant Treasurer
                                                          of Elfun Funds and GE Savings
                                                           & Security Funds since 1999.

Matthew J. Simpson     Secretary      Until successor   Senior Vice President and General
        40                             is elected and      Counsel - Asset Management             N/A                  N/A
                                        qualified - 8   Services at GEAM and Senior Vice
                                           years         President and General Counsel of
                                                        GEAMS since February 1997; from
                                                          October 1992 to February 1997,
                                                           Vice President and Associate
                                                             General Counsel of GEAM;
                                                          Secretary of GE Institutional
                                                         Funds, GE LifeStyle Funds and GE
                                                          Investments Funds, Inc. since
                                                           1997; Assistant Secretary of
                                                           Elfun Funds and GE Savings &
                                                            Security Funds since 1998.



               Each of Michael J. Cosgrove, Alan M. Lewis, Michael Tansley and Matthew J. Simpson are deemed "interested persons" by virtue of their status as directors, officers or employees of GEAM, GEID and/or GE.

                            NON-INTERESTED DIRECTORS



                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                                     FUND
                      POSITION(S)     TERM OF OFFICE   PRINCIPAL OCCUPATION(S)      COMPLEX
  NAME, ADDRESS       HELD WITH       AND LENGTH OF            DURING              OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
     AND AGE            FUND          TIME SERVED           PAST 5 YEARS            DIRECTOR                 DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

John R. Costantino     Director    Until successor    Managing Director, Walden         56        Trustee of GE Funds since 1993 and
    c/o GEAM                       is elected and         Partners, Ltd.,                           GE Institutional Funds and GE
  3003 Summer St.                    qualified - 8    consultants and investors,                       LifeStyle Funds since 1997;
   Stamford, CT                         years            since August 1992.                        Director of Centurion Funds, Inc.
     06905                                                                                               since December 2001.
      54

William J. Lucas       Director    Until successor       Vice President and             56          Trustee of GE Funds since 1993
    c/o GEAM                       is elected and     Treasurer of Fairfield                      and GE Institutional Funds and GE
 3003 Summer St.                    qualified - 8      University since 1983.                         LifeStyle Funds since 1997;
  Stamford, CT                         years                                                      Director of Centurion Funds since
     06905                                                                                                          December 2001.
       53

Robert P. Quinn        Director    Until successor     Retired since 1983 from          56            GP Financial Corp, holding
   c/o GEAM                        is elected and     Salomon Brothers Inc.;                       company; The Greenpoint Savings
 3003 Summer St.                    qualified - 8                                                   Bank, a financial institution.
  Stamford, CT                         years                                                     Trustee of GE Funds since 1993 and
    06905                                                                                            GE Institutional Funds and GE
      64                                                                                               LifeStyle Funds since 1997;
                                                                                                   Director of Centurion Funds since
                                                                                                            December 2001.



               The non-interested directors are members of the Fund's Audit Committee. The Audit Committee evaluates and recommends the Fund's independent auditors for approval by the Board. The Audit Committee meets with the Fund's independent auditors to review the scope and cost of the Fund's audit and reviews the report, addresses any issues with the independent auditors and then reports to the Fund's board. During the prior fiscal year, the Audit Committee held two meetings.

               Listed below for each Director is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Director in the GE Family of Funds as of December 31, 2001:



     -------------------------------------------------------------------------------------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                              IN ALL REGISTERED INVESTMENT COMPANIES
                                      DOLLAR RANGE OF EQUITY                     OVERSEEN BY DIRECTOR IN FAMILY OF
      NAME OF DIRECTOR         SECURITIES IN GE INVESTMENTS FUNDS, INC.              OF INVESTMENT COMPANIES
     -------------------------------------------------------------------------------------------------------------------
     Michael J. Cosgrove                        None                                   $10,001 - $50,000
     -------------------------------------------------------------------------------------------------------------------
     Alan M. Lewis                              None                                     Over $100,000
     -------------------------------------------------------------------------------------------------------------------
     John R. Costantino                         None                                   $10,001 - $50,000
     -------------------------------------------------------------------------------------------------------------------
     William J. Lucas                           None                                   $50,001 - $100,000
     -------------------------------------------------------------------------------------------------------------------
     Robert P. Quinn                            None                                        $ - 0 -
     -------------------------------------------------------------------------------------------------------------------



          The following table lists for each non-interested Director and his immediate family members as of December 31, 2001, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including the General Electric Company.



-----------------------------------------------------------------------------------------------------------------------------------
                       NAME OF OWNERS AND
                         RELATIONSHIP TO                                                          VALUE OF           PERCENT OF
 NAME OF DIRECTOR           DIRECTOR                    COMPANY           TITLE OF CLASS         SECURITIES             CLASS
-----------------------------------------------------------------------------------------------------------------------------------
John R. Costantino                                       None

William J. Lucas                                         None

Robert P. Quinn                                          None



          No employee of GE or any of its affiliates receives any compensation from the Company for acting as a Director or officer of the Company. Each Director of the Company who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $48,000 for services as Director of the Company together with services as a director/trustee of certain other investment companies managed by GEAM, which fee will be allocated proportionately among those companies based upon total assets. Members of the advisory board (whose term expired on December 31, 2001) received an annual fee of $6,000. In addition, each Director and advisory board member receives $500 for each in person and $250 for each telephonic meeting of the Board attended by the Director and is reimbursed for expenses incurred in connection with attendance at Board meetings.

-----------------------------------------------------------------------------------------------------------------
                                                            TOTAL DIRECTOR'S COMPENSATION
                                                    FOR FISCAL PERIOD ENDED DECEMBER 31, 2001 FROM
-----------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT COMPANIES MANAGED
NAME OF DIRECTOR                                  THE COMPANY                        BY GEAM
-----------------------------------------------------------------------------------------------------------------
Michael J. Cosgrove                                   None                               None
-----------------------------------------------------------------------------------------------------------------
Alan M. Lewis                                         None                               None
-----------------------------------------------------------------------------------------------------------------
John R. Costantino                                  $ 17,972                           $ 50,000
-----------------------------------------------------------------------------------------------------------------
William J. Lucas                                    $ 17,972                           $ 50,000
-----------------------------------------------------------------------------------------------------------------
Robert P. Quinn                                     $ 17,972                           $ 50,000
-----------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISOR AND ADMINISTRATOR

     GE Asset Management Incorporated ("GEAM") serves as the Company's investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is located at 3003 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a highly diversified conglomerate comprised of 12 global manufacturing and service sector businesses. GE's businesses include aircraft engines, appliances, capital services, lighting, medical systems, broadcasting, plastic manufacturing, power systems, electrical distribution and control systems, industrial control systems, information services and transportation systems. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM, also provides investment advisory services with respect to GE's pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE's 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Long Term Interest Fund. The investment professionals at GEAM and its predecessors have managed GE's pension assets since 1927. As of December 31, 2001, GEAM oversaw more than $112.2 billion of assets and managed assets in excess of $75.6 billion, of which more than $16.2 billion was invested in mutual fund assets.


     Personnel of each of the Funds, GEAM and GE Investment Distributors, Inc. are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act, which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held in the particular portfolios of the Company, if they follow procedures outlined in the code.

     GEAM INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS. The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (the "advisory agreements") between GEAM and the Company on behalf of each Fund. Under the advisory agreements, GEAM, subject to the supervision of the board of directors, provides a continuous investment program for each Fund's assets, including investment research and management. GEAM determines what investments are purchased, retained or sold by the Funds and places purchase and sale orders for the Funds investments. GEAM provides the Company with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Company and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also:
(1) maintains the books and records of each Fund; (2) prepares reports to shareholders of each Fund; (3) prepares and files tax returns for each Fund; (4) assists with the preparation and filing of reports and the Company's registration statement with the Securities and Exchange Commission; (5) provides appropriate officers for the Company; (6) provides administrative support necessary for the board of directors of the Company to conduct meetings; and (7) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents, and transfer agents.


     GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under the advisory agreements. The advisory agreements obligate GEAM to provide services in accordance with each Fund's investment objectives, policies and restrictions as stated in the Company's current registration statement, as amended from time to time, and to keep the Company informed of developments materially affecting each Fund, including furnishing the Company with whatever information and reports that the board of directors reasonably request.

     Other than those expenses expressly assumed by GEAM, as described above, each Fund is responsible under the advisory agreement relating to it for paying all expenses incurred in its operations and all of the Company's general administrative expenses allocated to it. These include, but are not limited to:
(1) share redemption expenses, (2) shareholder servicing costs, (3) expenses of any shareholder servicing plans or distribution plans adopted by the board of directors, (4) custody expenses, (5) transfer agency and recordkeeping expenses,
(6) brokerage fees and commissions, (7) taxes, (8) federal and state registration fees, (9) expenses of preparing, printing and distributing prospectuses to regulators and existing shareholders, (10) expenses of shareholder and board of directors meetings, (11) fees of disinterested directors, (12) expenses of preparing and distributing proxy materials, (13) fees of parties unaffiliated with GEAM for valuing portfolio securities and computing net asset values for Funds, (14) legal fees, (15) auditors fees, (16) insurance premiums, and (17) membership dues in industry associations.

     The advisory agreements permit GEAM, subject to the approval of the board of directors and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM's responsibilities under one or more of the advisory agreements. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement.

     The advisory agreements provide that GEAM may render similar advisory and administrative services to other clients so long as when Funds or any other clients served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund, the services that it provides under the agreements are not impaired thereby. The advisory agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM's services pursuant to the agreements, except for (1) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreements, and (2) to the extent specified in Section 36(b) of the Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

     Each advisory agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the board of directors, or (b) the vote of a majority of the relevant Fund's outstanding voting securities, provided that in either event the continuance also is approved by a vote of the majority of the directors who are not parties to the agreement or interested persons (as that term is defined in the 1940 Act) of any party to the agreement, by a vote cast in person at a meeting called for the purpose of voting on such approval.

     The advisory agreements are not assignable and each may be terminated without penalty by either the Company or GEAM upon no more than sixty days nor less than thirty days written notice to the other or by the board of directors of the Company or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the applicable Fund.

     The agreements governing the investment advisory services furnished to the Company by GEAM provide that, if GEAM ceases to act as the investment adviser to the Company, at GEAM's request, the Company's license to use the initials "GE" will terminate and the Company will change the name of the Company and the Funds to a name not including the initials "GE."


     In considering whether to approve the investment advisory and sub-advisory agreements, the Board considered the advisory fee structure of each of the Funds in light of a variety of factors, including (a) the nature and quality of services provided to the Company and a Fund and its shareholders; (b) the investment adviser's costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or sub-adviser's) relationship with the Company or a Fund.

     As part of its consideration of the quality of services provided to the Company and shareholders by the Investment Adviser and sub-adviser's, the Board reviewed the relative performance of each of the Funds. The Board also reviewed the profitability of the Investment Adviser with respect to each of the Funds and on an aggregate basis, and considered that the Investment Adviser's profits were reasonable in relation to its costs.

     As part of its consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the Funds and the costs incurred by the adviser as a result of any voluntary expense limitations imposed by the adviser. In comparing the expense ratio of each of the Funds to other mutual funds, the Board took into account that the expense ratios compared favorably to those of other funds.


     ADVISORY FEE RATES.

  METHOD OF CALCULATING ADVISORY FEES. For its services to each Fund, GEAM receives a monthly advisory and administrative fee. The fee is deducted daily from the assets of each of the Funds and paid to GEAM monthly. These fees are based on the average daily net assets of each Fund at the following annual rates:

-------------------------------------------------------------------------------
  U.S. Equity Fund                          0.55%
-------------------------------------------------------------------------------
  S&P 500 Index Fund                        0.35%
-------------------------------------------------------------------------------
  Premier Growth Equity Fund                0.65%
-------------------------------------------------------------------------------
  Value Equity Fund                         0.65%
-------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund                 0.65%
-------------------------------------------------------------------------------
  Small-Cap Value Equity Fund               0.80%
-------------------------------------------------------------------------------
  International Equity Fund                 1.00% first $100,000,000
                                            0.95% next $100,000,000
                                            0.90% over $200,000,000
-------------------------------------------------------------------------------
  Europe Equity Fund                        1.15%
-------------------------------------------------------------------------------
  Emerging Markets Fund                     1.30%
-------------------------------------------------------------------------------
  Income Fund                               0.50%
-------------------------------------------------------------------------------
  Global Income Fund                        0.60%
-------------------------------------------------------------------------------
  Total Return Fund                         0.50% first $100,000,000
                                            0.45% next  $100,000,000
                                            0.40% next  $100,000,000
                                            0.35% next  $100,000,000
                                            0.30% over  $400,000,000
-------------------------------------------------------------------------------
  Money Market Fund                         0.50% first $100,000,000
                                            0.45% next  $100,000,000
                                            0.40% next  $100,000,000
                                            0.35% next  $100,000,000
                                            0.30% over  $400,000,000
-------------------------------------------------------------------------------

                                       71

-------------------------------------------------------------------------------
  Real Estate Securities Fund               0.85% first $100,000,000
                                            0.80% next  $100,000,000
                                            0.75% over  $200,000,000
-------------------------------------------------------------------------------

     ADVISORY FEES PAID.

  TOTAL ANNUAL ADVISORY FEES PAID. This table shows the total dollar amounts of advisory fees that each Fund paid to the Adviser for each of the last three fiscal years ending on December 31:

                                        2001                      2000                       1999
-----------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                      $  574,567                $  480,279                 $  250,028
-----------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                    $2,330,767                $2,505,328                 $1,630,617
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund            $  616,108                $  513,070                 $  177,402
-----------------------------------------------------------------------------------------------------------------
  Value Equity Fund                     $   86,153                $   43,753                 N/A
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Equity Fund             $  957,471                $  659,933                 $  462,822
-----------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund           $  142,196                $   53,659                 N/A
-----------------------------------------------------------------------------------------------------------------
  International Equity Fund             $  471,966                $  540,798                 $  410,693
-----------------------------------------------------------------------------------------------------------------
  Europe Equity Fund                    N/A                       N/A                        N/A
-----------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund                 N/A                       N/A                        N/A
-----------------------------------------------------------------------------------------------------------------
  Income Fund                           $  515,364                $  364,533                 $  315,505
-----------------------------------------------------------------------------------------------------------------
  Global Income Fund                    $   55,515                $   51,904                 $   61,389
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund                     $  637,573                $  585,430                 $  444,269
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                     $2,378,557                $1,868,374*                $1,455,389
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund           $  633,734                $  445,106                 $  379,342
-----------------------------------------------------------------------------------------------------------------



* GEAM has voluntarily waived a portion of the investment management fee for the Money Market Fund such that the fee paid is equal to 0.30% beginning May 1, 2000. Prior to that date, GEAM had waived a portion of its management fees so that the Money Market Fund's fee was equal to 0.25%. Effective January 1, 2002, GEAM discontinued the waiver.

CURRENT SUB-ADVISERS


     SSgA FUNDS MANAGEMENT, INC. (SSgA FM). GEAM has engaged SSgA FM to provide day-to-day portfolio management to the S&P 500 Index Fund. SSgA FM is one of the State Street Global Advisors companies ("State Street Global Advisors") which constitute the investment management business of State Street Corporation. State Street Global Advisors has been in the business of providing investment advisory services since 1978. SSgA FM is a newly formed entity which, as a result of a change in federal law, succeeded the registered investment company advisory business of State Street Global Advisors in May 2001. As of December 31, 2001, SSgA FM had approximately $57 billion in assets under management, and State Street Global Advisors had over $780 billion in assets under management.

     SENECA CAPITAL MANAGEMENT (SENECA). GEAM has retained Seneca as sub-adviser for the Real Estate Securities Fund. Seneca is a majority owned subsidiary of Phoenix Investment Partners, Ltd. ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is a publicly traded company listed on the New York Stock Exchange. Seneca is located at 909 Montgomery Street, San Francisco, CA 94133. Seneca is an investment adviser that provides investment management services to foundations, endowments, corporations, mutual funds and private clients. As of December 31, 2001, Seneca managed approximately $14.9 billion in equity, fixed-income and real estate assets.

     PALISADE CAPITAL MANAGEMENT, L.L.C. (PALISADE). GEAM has retained Palisade as sub-adviser to the Small-Cap Value Equity Fund. Palisade is located at One Bridge Plaza, Fort Lee, New Jersey 07024 and has managed the Small-Cap Value Equity Fund since its inception. Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. Palisade also sub-advises other small-cap value equity portfolios offered by different GE mutual funds. As of December 31, 2001, Palisade managed various institutional and private accounts with total assets in excess of $2.2 billion.


     SUB-ADVISORY AGREEMENTS

     Seneca is the investment sub-adviser to the Real Estate Securities Fund pursuant to an investment sub-advisory agreement with GEAM effective July 24, 1997. This investment sub-advisory agreement was approved by the board of directors (including a majority of the independent directors) at a meeting held for that purpose on June 4, 1997 and by the Fund's shareholders on July 23, 1997.

     Prior to May 1, 2001, State Street Bank and Trust Company, acting through its State Street Global Advisors division was the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM effective July 24, 1997. This investment sub-advisory agreement was approved by the board of directors, including a majority of independent directors, at a meeting held for that purpose on June 4, 1997 and by the Fund's shareholders on July 23, 1997.

     Effective May 1, 2001, SSgA FM is the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM. This investment sub-advisory agreement was approved by the board of directors, including a majority of independent directors, at a meeting held for that purpose on April 20, 2001.


     Palisade is the investment sub-adviser to the Small-Cap Value Equity Fund pursuant to an investment sub-advisory agreement with GEAM effective May 1, 1999.

     The investment sub-advisory agreements are not assignable and each may be terminated without penalty by either the sub-adviser or GEAM upon sixty days written notice to the other or by the board of directors of the Company or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the applicable Fund.

     The investment sub-advisory agreements each provide that the subadviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreements are not impaired thereby. The investment sub-advisory agreements also provide that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Fund or is shareholders or by GEAM in connection with is services pursuant to the agreements, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of is duties or by reason of reckless disregard of is duties or obligations under the agreements.

     SUB-ADVISORY FEE RATES.


CALCULATION OF SUB-ADVISORY FEES. For their services, GEAM pays SSgA FM, Seneca and Palisade monthly compensation in the form of an investment sub-advisory fee. The fee is paid by GEAM monthly and is a percentage of the average daily net assets of the Fund that each sub-adviser manages, at the following annual rates:



--------------------------------------------------------------------------------
Funds Management (S&P 500 Index Fund)            0.05% first $100,000,000
                                                 0.04% next $200,000,000
                                                 0.03% over $300,000,000
--------------------------------------------------------------------------------
Seneca (Real Estate Securities Fund)             0.425% first $100,000,000
                                                 0.400% next $100,000,000
                                                 0.375% over $200,000,000
--------------------------------------------------------------------------------
Palisade (Small-Cap Value Equity Fund)           0.450% first $25,000,000
                                                 0.400% next $50,000,000
                                                 0.375% next $100,000,000
                                                 0.350% over $175,000,000
--------------------------------------------------------------------------------

     SUB-ADVISORY FEES PAID.

TOTAL ANNUAL SUB-ADVISORY FEES PAID. This table shows the total dollar amounts of sub-advisory fees that the Advisor paid to each sub-adviser for each of the last three fiscal years ending on December 31.


                                         2001                       2000                      1999
--------------------------------------------------------------------------------------------------------
SSGA FM*                                 $239,780                   $254,742                  $179,767
--------------------------------------------------------------------------------------------------------
NWQ**                                    N/A                        $301,037                  $312,661
--------------------------------------------------------------------------------------------------------
GEAML**                                  N/A                        $  4,325                  $  5,116
--------------------------------------------------------------------------------------------------------
Seneca                                   $316,867                   $222,553                  $189,671
--------------------------------------------------------------------------------------------------------
Palisade                                 $ 79,782                   $ 30,183                  N/A
--------------------------------------------------------------------------------------------------------



* SSgA FM provided the sub-advisory services for the S&P 500 Index Fund effective May 1, 2001.

** The sub-advisory agreements with each of these organizations were terminated on October 1, 2000.


SECURITIES ACTIVITIES OF GEAM

     Securities held by the Funds also may be held by other funds or separate accounts for which GEAM acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEAM for one or more of their clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEAM arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     On occasions when GEAM (under the supervision of the board of directors) deems the purchase or sale of a security to be in the best interests of the Company as well as other funds or accounts for which GEAM acts as an adviser, GEAM may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Company with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEAM in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Company and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

CUSTODIAN AND TRANSFER AGENT

     State Street Bank and Trust Company ("State Street") is the Company's custodian. State Street's principal office is located at 225 Franklin Street, Boston, Massachusetts 02101. Under a custody agreement with the Company, State Street maintains the portfolio securities acquired by the Company, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Funds.

     State Street may segregate securities of the Funds on which call options are written and cash or liquid assets in amounts sufficient to cover put options written on securities by "tagging" such securities or assets and not permitting them to be sold. Likewise, such segregation may be used in connection with the covering of put and call options written on futures contracts. Assets of certain of the Funds constituting margin deposits with respect to financial futures contracts generally are held in the custody of FCMs through which such transactions are effected. These Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of the Fund may be segregated pursuant to similar arrangements with the brokers involved.

DISTRIBUTOR


     GE Investment Distributors, Inc. ("GEID"), located at 201 Merritt 7, Norwalk, CT 06856, serves as the distributor of Fund shares on a continuing best efforts basis. Michael J. Cosgrove, a member of the Company's board of directors, is the Chairman of the Board, Chief Executive Officer and President of GEID.

                                 NET ASSET VALUE

     The Company will not calculate net asset value on days that the NYSE is closed. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

     Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of a class of a Fund may not take place contemporaneously with the determination of the prices of many of its portfolio securities used in the calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the board of directors. In carrying out the board of directors' valuation policies, GEAM may consult with one or more independent pricing services ("Pricing Service") retained by the Company.

     Debt securities of U.S. issuers (other than Government Securities and short-term investments), including Municipal Obligations, are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Valuations for municipal bonds are obtained from a qualified municipal bond Pricing Service; prices represent the mean of the secondary market. The procedures of the Pricing Service are reviewed periodically by GEAM under the general supervision and responsibility of the board of directors.

     The valuation of the portfolio securities of the Money Market Fund is based upon amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

     The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by Rule 2a-7. Under Rule 2a-7, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in "eligible securities" as defined in the rule, which are determined by GEAM to present minimal credit risks. Pursuant to the rule, GEAM has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund's portfolio holdings at such intervals as GEAM may deem appropriate to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

     Rule 2a-7 provides that the extent of certain significant deviations between the Money Market Fund's net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the board of directors. In the event the board of directors determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the board of directors must, in accordance with the rule, cause the Fund to take such corrective action as the board of directors regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

FEDERAL TAX STATUS OF THE FUNDS

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUNDS IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION. THIS IS A GENERAL DISCUSSION ONLY AND DOES NOT CONSTITUTE TAX ADVICE.


     Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has adopted and intends to qualify as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gain) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which each Fund intends to do, then under the provisions of Subchapter M, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of net short-term capital loss) it distributes to shareholders (or treats as been deemed distributed to shareholders). Each Fund must pay federal income tax at the regular corporate rate for all investment company taxable income and/or net capital gain not distributed (or deemed distributed) to its shareholders.

     A Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund's total assets may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gain each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts. For purposes of this exemption, shares attributable to investments in each Fund made in connection with organizing the portfolio will not be taken into account, as long as such investments do not exceed $250,000.


     Each of the Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the Accounts) that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

  - no more than 55% of the value of a Fund's total assets may be represented by investments in one issuer

  -  no more than 70% by investments in two issuers
  -  no more than 80% by investments in three issuers
  -  no more than 90% by investments in four issuers


     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities, and securities of other REGULATED INVESTMENT COMPANIES. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Funds' assets to be invested within various countries is not now known. The Funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.


     A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require such a Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out or sold), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions (except for dividends reinvested) in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a REGULATED INVESTMENT COMPANY, each Fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

     If for any taxable year a Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal income tax at the regular corporate rates (without any deduction for distributions to its shareholders). If a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and each Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment sub-adviser might otherwise select.

     As of December 31, 2001, the following Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.



           ----------------------------------------------------------------------------------------------
                                                                                    EXPIRATION DATES:
                             FUND                             AMOUNT                  DECEMBER 31,
           ----------------------------------------------------------------------------------------------
           Income Fund                                      $  507,343                    2008
           ----------------------------------------------------------------------------------------------
           U.S. Equity Fund                                 $4,904,289                    2009
           ----------------------------------------------------------------------------------------------
           Value Equity Fund                                $  154,171                    2008
                                                            $  848,212                    2009
           ----------------------------------------------------------------------------------------------
           Global Income Fund                               $   32,153                    2008
                                                            $  288,507                    2009
           ----------------------------------------------------------------------------------------------
           International Equity Fund                        $3,956,798                    2009
           ----------------------------------------------------------------------------------------------



     If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such Funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.


     Each Fund that invests in certain payment in-kind investments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements (except for dividends reinvested).


     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR THOSE CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                             THE FUNDS' PERFORMANCE

     The Company, from time to time, may quote a Fund's performance, in terms of yield and/or total return, in reports or other communications to investors of a Fund or in advertising material. Additional information regarding the manner in which performance figures are calculated is provided below.

YIELD FOR THE MONEY MARKET FUND

     The Company may, from time to time, publish the yield and effective yield of the Money Market Fund in advertisements or reports to shareholders or prospective investors. "Current yield" is based upon the income that a hypothetical investment in shares of the Fund would earn over a stated seven-day period. This amount is then "annualized" by assuming that the amount of income generated over that week is generated each week over a 52-week period and is shown as a percentage of the investment. The Money Market Fund's "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. For any stated period, the effective yield is slightly higher than the current yield because of the compounding effect of this presumed reinvestment.

     The yield for the Money Market Fund is computed by (1) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted, (2) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (3) annualizing the results (that is, multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares less a hypothetical charge reflecting deductions from shareholder accounts, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Company may calculate a compounded effective annualized yield by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting one.


     The seven-day current yield and effective seven-day yield as of December 31, 2001, for shares of the Money Market Fund were 1.92% and 1.94% respectively. Had GEAM not waived a portion of the Money Market Fund's management fee, its seven-day yield and effective seven-day yield as of December 31, 2001 would have been lower.

30-DAY YIELD

     From time to time, the Company may publish a Fund's 30-day yield. The 30-day yield figures are calculated for a Class or Fund according to a formula prescribed by the SEC. The formula can be expressed as follows:

                     Yield = 2[(a-b + 1)(TO THE POWER OF 6)-1]
                                ---
                                 cd

Where:         a =   dividends and interest earned during the period.
               b =   expenses accrued for the period (net of reimbursement).
               c =   the average daily number of shares outstanding during the
                     period that were entitled to receive dividends.
               d =   the maximum offering price per share on the last day of
                     the period.

     For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Investors should recognize that, in periods of declining interest rates, the yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yield will tend to be somewhat lower. In addition, when interest rates are falling, moneys received by a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

     Yield information is useful in reviewing the performance of a Fund, but because yields fluctuate, this information cannot necessarily be used to compare an investment in shares of the Fund with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of a Fund should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity, operating expenses and market conditions.


     The 30-day yield for the period ended December 31, 2001, for shares of the following Funds was as follows:



                   Global Income Fund       3.02%

                                       85

                   Income Fund              4.85%


AVERAGE ANNUAL TOTAL RETURN

     From time to time, the Company may advertise a Fund's "average annual total return," which represents the average annual compounded rates of return over one-, five- and ten-year periods, or other periods, or over the life of the Fund (as stated in the advertisement) for each Class of shares of a Fund. This total return figure shows an average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the ending date of the period. The figure reflects changes in the price of shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested. When considering average annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

     The "average annual total return" figures for the Funds described below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         P(1 + T)TO THE POWER OF n = ERV

Where:

                  P     =    a hypothetical initial payment of $1,000;
                  T     =    average annual total return;
                  n     =    number of years; and
                  ERV   =    Ending Redeemable Value of a hypothetical
                             $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

     ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

     The chart below shows each Fund's historic performance for the referenced period compared with the historic performance of broad market indices for the same time period.


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDING                         ONE          FIVE             TEN            SINCE         INCEPT.
DECEMBER 31, 2001                          YEAR         YEAR             YEAR           INCEPTION     DATE
-------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund                           - 8.47%      12.16%            N/A           16.60%        1/3/95
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund                         -12.27%       9.88%           12.90%          N/A          4/15/85
-------------------------------------------------------------------------------------------------------------------
Premier Growth Equity Fund                 - 9.14%       N/A              N/A            13.27%       12/12/97
-------------------------------------------------------------------------------------------------------------------
Value Equity  Fund                         - 8.75        N/A              N/A           -5.43         4/28/00
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                    0.33%       N/A              N/A           13.43%        5/1/97
-------------------------------------------------------------------------------------------------------------------
Small-Cap Value Equity Fund                  9.97        N/A              N/A           13.97         4/28/00
-------------------------------------------------------------------------------------------------------------------
International Equity Fund                  -20.86%       3.10%            N/A            4.79%        5/1/95
-------------------------------------------------------------------------------------------------------------------
Europe Equity Fund                           N/A         N/A              N/A            N/A          5/1/00
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                        N/A         N/A              N/A            N/A          5/1/00
-------------------------------------------------------------------------------------------------------------------
Income Fund                                  7.43%       6.65%            N/A            7.51%        1/3/95
-------------------------------------------------------------------------------------------------------------------
Global Income Fund                         - 1.68%       N/A              N/A            1.23%        5/1/97
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                            3.99%       5.18%            4.62%          N/A          7/1/85
-------------------------------------------------------------------------------------------------------------------
Total Return Fund                          - 2.89%       9.78%           10.95%          N/A          7/1/85
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                 11.84%       7.79%            N/A           13.44%        5/1/95
-------------------------------------------------------------------------------------------------------------------


     The performance data related to the shares of U.S. Equity Fund and the Income Fund, reflect the prior performance (net of expenses) of the GE U.S. Equity Portfolio and GE Fixed Income Portfolio, respectively, of the Variable Investment Trust, the assets of which were "transferred" to the corresponding Funds in a substitution transaction. The substitution transaction occurred on December 12, 1997, when the shareholder of each of these Portfolios (Great Northern Annuity Corporation) redeemed its shares of GE U.S. Equity Portfolio and GE Fixed Income Portfolio in kind and applied the redemption proceeds to the purchase of shares of the Company's U.S. Equity Fund and Income Fund.

     Certain fees and expenses of the Funds have been waived and/or borne by the Funds' prior investment advisers. GEAM currently waives certain fees for the Money Market Fund. Had these fees and expenses not been absorbed, the average annual total returns would have been lower.

AGGREGATE TOTAL RETURN

     The Company may also publish "aggregate total return" figures in advertisements, sales literature and shareholder reports. Aggregate total return represents the cumulative change in value of an investment in a Fund for a specific period, and which reflects changes in the Fund's share price and reinvestment of dividends and distributions. Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions). Aggregate total return data reflects compounding over a longer period of time than does annual total return data, and therefore aggregate total returns are generally greater.

     The Company also may publish the actual annual and annualized total return performance data for various periods of time, which may be shown by means of schedules, charts or graphs. Actual annual or annualized total return data generally will be lower than average annual total return data, because the latter reflects compounding of return.

     The "aggregate total return" figures for the Funds represent the cumulative change in the value of a share for the specified period are computed by the following formula:

                  Aggregate Total Return = ERV - P
                                           -------
                                              P
Where:

     P                 =  a hypothetical initial payment of $1,000;
     ERV               =  Ending Redeemable Value of a hypothetical
                          $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

YIELD AND TOTAL RETURN FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

COMPARATIVE PERFORMANCE INFORMATION

     In addition to the comparative performance information included in the Prospectus and otherwise quoted in sales and advertising materials, the Company may compare the Fund's performance with (a) the performance of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, (b) various unmanaged indices, including the Russell Index, S&P 500 Index, and the Dow Jones Industrial Average or (c) other appropriate indices of investment securities or with data developed by GEAM derived from those indices.

                             PRINCIPAL STOCKHOLDERS

     The Company was incorporated in the Commonwealth of Virginia on May 14, 1984. The authorized capital stock of the Company consists of 3.75 billion shares of capital stock, par value one cent ($0.01) per share.

     Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets allocated to such class remaining after satisfaction of outstanding liabilities. The shares of each Fund are fully paid and non-assessable and have no preemptive or conversion rights.


     GE Life and Annuity Assurance Company ("GE Life and Annuity") (previously, The Life Insurance Company of Virginia) and its Accounts, GE Capital Life Assurance Company of New York and its Accounts, GE Financial Assurance Holdings, Inc., and General Electric Capital Assurance Company ("General Electric Capital") are the only shareholders of record. As of March 31, 2002, there were no contract owners who beneficially owned a 5% or greater voting interest in any Fund. As of March 31, 2002 officers and directors of the Company together beneficially owned (I.E., as owners of variable annuity or variable life insurance contracts) less than 1% of any Fund.


                     FUND HISTORY AND ADDITIONAL INFORMATION

GENERAL INFORMATION

     GE Investments Funds, Inc. (the "Company") is an open-end management investment company incorporated under the laws of the Commonwealth of Virginia on May 14, 1984. The Company consists of fourteen separate investment portfolios (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Company issues a separate class of capital stock for each Fund representing fractional undivided interests in that Fund. An investor, by investing in a Fund, becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor shares pro-rata in any losses of that Fund.


     Pursuant to investment advisory agreements and subject to the authority of the Company's board of directors, GEAM serves as the Company's investment adviser and administrator and conducts the business and affairs of the Company. GEAM has engaged SSgA FM as the investment sub-adviser to provide day-to-day portfolio management to the S&P 500 Index Fund; has engaged Seneca as the investment sub-adviser to provide day-to-day portfolio management to the Real Estate Securities Fund; and has engaged Palisade to provide day-to-day portfolio management to the Small-Cap Value Equity Fund. (As used herein, "Adviser" shall refer to GEAM and, where applicable, either SSGA FM, Seneca, or Palisade in their respective roles.)

     The Company currently offers each class of its capital stock to separate accounts (the "Accounts") of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued by such life insurers through the Accounts. Certain of these life insurance companies may be affiliates of the Company or GEAM.

     The Company does not offer its stock directly to the general public. As of the date of this SAI, each Account (with one exception) is registered as an investment company with the SEC and a separate prospectus describing each such Account and variable contract being offered through that Account will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The one Account that is not registered as an investment company with the SEC has a separate disclosure document (rather than a prospectus) describing the Account and the variable contracts being offered through that Account which will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

PRIOR HISTORY

     On May 1, 1993, pursuant to shareholder approval obtained on April 20, 1993, the name and the investment objectives, policies and fundamental restrictions of the S&P 500 Index Fund (prior to that time, the Common Stock Portfolio) was changed. The investment objective of the Common Stock Portfolio was intermediate and long-term growth of capital, with reasonable income a consideration. The Common Stock Portfolio sought to achieve this objective by investing principally in common stocks and securities convertible into or with rights to purchase common stocks. From May 1, 1993 until April 30, 1997, the S&P 500 Index Fund was called the Common Stock Index Portfolio. On May 1, 1997, it changed its name (but not its investment objectives) to the S&P 500 Index Fund.

VOTING RIGHTS

     All shares of capital stock have equal voting rights, except that only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having voting interests in more than 50% of the shares of the Company voting for the election of directors could elect all of the directors of the Company if they choose to do so, and in such event, contract owners having voting interests in the remaining shares would not be able to elect any directors. GE Life and Annuity and General Electric Capital (directly or through the Accounts) currently own all shares of the Company. GE Life and Annuity and General Electric Capital will vote all shares of the Company (or a Fund) as described in the prospectus.

COUNSEL


     Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2404 serves as counsel for the Company.

INDEPENDENT AUDITORS


     KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent auditors of the Company.


                              FINANCIAL STATEMENTS


     The Annual Report dated December 31, 2001, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report. The Company will furnish, without charge, a copy of the Financial Reports, upon request to the Company at P.O. Box 120065, Stamford, CT 06912-0065, (800) 493-3042.

                        APPENDIX - DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

     The rating A-1+ is the highest, and A-1 the second highest commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated "A-1."

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Short-term obligations, including commercial paper, rated A-1+ by ICA Limited or its affiliate ICA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

     Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

     Thomson BankWatch Inc. employs the rating TAW-1 to indicate issues having a very high degree of likelihood of timely payment. TAW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TAW-1. While the rating TAW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TAW-4; this rating is regarded as non-investment grade and, therefore, speculative.

     Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P's ratings of A-1+ and A-1 as being in S&P's highest rating category.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA -- This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

     AAA -- Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA -- High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     A -- Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

     General Obligations Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

     BBB -- Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

     General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

     Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

     BB, B, CCC and CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C -- The rating C is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

     B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                                     PART C

                                OTHER INFORMATION

Item 22. Financial Statements and Exhibits

Financial Statements:

Included in Part A:


                         Financial Highlights for the fiscal year ended December 31, 2001.


Included in Part B:


                  (1) Financial Highlights for the periods ended December 31, 2001.*

                  (2)    Statements of Assets and Liabilities at
                         December 31, 2001.*

                  (3) Statements of Operations for the periods ended December 31, 2001.*

                  (4) Statements of Changes in Net Assets for the periods ended December 31, 2001.*

                  (5)    Schedules of Investments at December 31, 2001.*

                  (6)    Report of Independent Accountants dated
                         February 8, 2002.*

* Incorporated into the Statement of Additional Information by reference to GE Investments Funds, Inc.'s Annual Report dated December 31, 2001.

Item 23:

Exhibits:


EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------
(a)               Amended and restated Articles of Incorporation of GE Investments Funds, Inc. dated March 16, 2000, incorporated by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 28, 2000.

(b)               Amended and restated by-laws of Life of Virginia Series Fund, Inc., dated March 8, 2001, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(c)               Inapplicable.

(d)(1)            Investment Advisory and Administration Agreement, dated May 1, 1997, between GE Investments Funds, Inc. and GE
                  Investment Management Incorporated, incorporated herein by reference to post-effective amendment number 18 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 30, 1997.

(d)(2)            Sub-Advisory Agreement, dated May 1, 1997, between GE Investment Management Incorporated and GMG/Seneca Capital
                  Management, LLC, incorporated herein by reference to post-effective amendment number 18 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 30, 1997.

(d)(3)            Form of Sub-Advisory Agreement, dated May 1, 2001, between GE Asset Management Incorporated and SSgA Funds
                  Management, Inc.

(d)(4)            Sub-Advisory Agreement, dated March 16, 2000, between GE Asset Management Incorporated and Palisade Capital
                  Management, L.L.C.

(e)               Distribution Agreement, dated October 23, 1997, between GE Investments Funds, Inc. and GE Investment Services,
                  Inc., incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(f)               Inapplicable.

(g)               Custody Agreement dated May 1, 1997, between GE Investments Funds, Inc. and State Street Bank and Trust Company,
                  incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement
                  (File No. 2-91369), filed with the Commission on October 24, 1997.

(h)(1)            Transfer Agency and Service Agreement, dated May 1, 1997, between GE Investments Funds, Inc. and State Street
                  Bank and Trust Company, incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(h)(2)            Participation Agreement, dated May 1, 1998, between Registrant and GE Life and Annuity Assurance Company,
                  incorporated by reference to post-effective amendment number 27 to this Form N-1A registration statement (File
                  No. 2-91369), filed with the Commission on April 28, 2000.

(i)(1)            Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Income Fund,
                  Global Income Fund, U.S. Equity Fund and Premier Growth Equity Fund.

(i)(2)            Opinion and consent of Sutherland Asbill & Brennan LLP relating to shares of Value Equity Fund, Small Cap Value
                  Equity Fund, Europe Equity Fund and Emerging Markets Fund incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on
                  April 28, 2000.

(j)(1)            Consent of Sutherland Asbill & Brennan LLP

(j)(2)            Consent of KPMG LLP.

                                       C-2

(k)               Inapplicable.

(l)               Inapplicable.

(m)               Inapplicable.

(n)               Inapplicable.

(p)(1)            Code of Ethics for GE Investments Funds, Inc. Incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(2)            Code of Ethics for GE Asset Management Incorporated and for GE Investment Distributors, Inc. Incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional
                  Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(3)            Code of Ethics of SSgA Funds Management, Inc. ("SSgA"), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(p)(4)            Code of Ethics of Palisade Capital Management, L.L.C. ("Palisade"), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(p)(5)            Code of Ethics of Seneca Capital Management ("Seneca"), incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(q)               Powers of attorney, incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on February 25, 1999.


Item 24.      Persons Controlled by or Under Common Control with Registrant


The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company ("GE"), is incorporated herein by reference to Exhibit 21, "Subsidiaries of Registrant," of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2001 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption "GEC Segments."


Item 25.      Indemnification

Under Section 13.1-697.A of the Virginia Stock Corporation Act, with respect to any threatened, pending or completed proceeding against a present or former director, officer, employee or agent ("corporate representative") of the registrant, except a proceeding brought by or on the behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such proceedings, if:
(i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the registrant; and (ii) with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under Section 13.1-3.1(b) of the Virginia Stock Corporation Act to indemnify a corporate representative under certain circumstances against expenses incurred in connection with any threatened, pending, or completed proceeding brought by or in the right of the registrant.

The Articles of Incorporation of the Fund (Exhibit 1.(c) to this Registration Statement) provide that the Fund may indemnify its corporate representatives, in a manner that is consistent with the laws of the Commonwealth of Virginia. The Articles preclude indemnification for "disabling conduct" (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser

Reference is made to "About the Investment Adviser" in the Prospectus forming Part A, and "Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME                              CAPACITY WITH ADVISOR                   BUSINESS NAME AND ADDRESS
---------------------------------------------------------------------------------------------------
John H. Myers                     President, CEO & Director               3003 Summer Street
                                                                          Stamford, CT

Eugene K. Bolton                  Executive Vice President                3003 Summer Street
                                                                          Stamford, CT

Michael J. Cosgrove               Executive Vice President                3003 Summer Street
                                                                          Stamford, CT

Alan M. Lewis                     Executive Vice President, General       3003 Summer Street
                                  Counsel and Secretary                   Stamford, CT

Ralph R. Layman                   Executive Vice President                3003 Summer Street
                                                                          Stamford, CT

Robert A. MacDougall              Executive Vice President                3003 Summer Street
                                                                          Stamford, CT

Donald W. Torey                   Executive Vice President                3003 Summer Street
                                                                          Stamford, CT

John J. Walker                    Chief Financial Officer                 3003 Summer Street
                                                                          Stamford, CT

SSgA serves as sub-adviser to the S&P500 Index Fund. SSgA manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME                      CAPACITY WITH ADVISOR        BUSINESS NAME AND ADDRESS
-----------------------------------------------------------------------------------------------------------------
Gustaff V. Fish, Jr.      President & Director         Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Thomas P. Kelly           Treasurer                    Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Mark J. Duggan            Chief Legal Officer          Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini        Chief Compliance Officer     Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Timothy Harbert           Director                     Two International Place, Boston, MA
                                                       Executive Vice President, State Street Bank and Trust
                                                       Company, Boston, MA

Mitchell H. Shames        Director                     Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Agustin Fleites           Director                     Two International Place, Boston, MA
                                                       Principal, State Street Bank and Trust Company, Boston, MA

Palisade serves as sub-adviser to the Small-Cap Value Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


NAME                    CAPACITY WITH ADVISOR                BUSINESS NAME AND ADDRESS
--------------------------------------------------------------------------------------------------------------------------
Martin L. Berman        Chairman                             CEO, Palisade Capital Securities, L.L.C.
                                                             Fort Lee, NJ

Steven E. Berman        COO                                  President, Palisade Capital Securities, L.L.C.
                                                             Fort Lee, NJ

Jack Feiler             President, CIO                       Executive Vice President, Palisade Capital Securities, L.L.C.
                                                             Fort Lee, NJ

Richard S. Meisenberg   Managing Director                    Vice President, Palisade Capital Securities, L.L.C.
                                                             Fort Lee, NJ

Richard Whitman         Executive Vice President -           General Partner, Benchmark Partners, LP.
                        Investments                          New York, New York

Dennison T. Veru        Executive Vice President             Director, Sports Club Company, Inc.
                                                             Los Angeles, CA
                                                             Director, Stockcube, PLC
                                                             London, England


Seneca serves as sub-adviser to the Real Estate Securities Fund. Seneca manages assets for various foundations, endowments, corporations, mutual funds and private clients. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

NAME                                 CAPACITY WITH ADVISOR                BUSINESS NAME AND ADDRESS
---------------------------------------------------------------------------------------------------
Gail P. Seneca                       President, CIO & CEO                 909 Montgomery Street
                                                                          San Francisco, CA

Sandra J. Monticelli                 COO                                  909 Montgomery Street
                                                                          San Francisco, CA

Kathlyne Kiaie                       CCO                                  909 Montgomery Street
                                                                          San Francisco, CA

Item 27.      Principal Underwriters


        (a) GE Investment Distributors, Inc. ("GEID") also serves as distributor for the investment portfolios of GE Institutional Funds, GE Funds, GE LifeStyle Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts, Elfun Diversified Fund and Centurion Funds, Inc.


        (b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

        (c) Inapplicable.

Item 28.      Location of Accounts and Records


        All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; 201 Merritt 7, Norwalk, Connecticut 06856; State Street, Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas, MO 64141-6631.


Item 29.      Management Services

        Inapplicable.

        Item 30. Undertakings

        Inapplicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GE Investments Funds, Inc. certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 29th day of April, 2002.


                                     By: /s/ Michael J. Cosgrove
                                     ---------------------------

                                           Michael J. Cosgrove
                                           President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                  TITLE                  DATE
---------                                  -----                  ----
/s/ Michael J. Cosgrove        President (Principal Executive    4/29/02
-----------------------        Officer) and Director
       Michael J. Cosgrove

/s/ Michael Tansley            Treasurer (Principal Financial    4/29/02
-------------------            and Accounting Officer)
       Michael Tansley

/s/ John R. Costantino*        Director                          4/29/02
-----------------------
       John R. Costantino

/s/ William J. Lucas*          Director                          4/29/02
---------------------
       William J. Lucas

/s/ Alan M. Lewis              Director                          4/29/02
-----------------
       Alan M. Lewis

/s/ Robert P. Quinn*           Director                          4/29/02
--------------------
       Robert P. Quinn


* Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated December 9, 1998.